[LOGO]

                                     TURNER
                                   ==========
                                      FUNDS

                               SEMIANNUAL REPORT
                                 MARCH 31, 2001
                                  (UNAUDITED)

        =================================================================
                        Turner Select Growth Equity Fund
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                            Turner Midcap Growth Fund
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                          Turner Small Cap Growth Fund
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                          Turner Micro Cap Growth Fund
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                             Turner Technology Fund
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                               Turner Top 20 Fund
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                            Turner Global Top 40 Fund
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                           Turner B2B E-Commerce Fund
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                      Turner Wireless & Communications Fund
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                      Turner Future Financial Services Fund
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                    Turner New Energy & Power Technology Fund
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                     Turner Healthcare & Biotechnology Fund
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                       Turner Tax Managed U.S. Equity Fund
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                   Turner Core High Quality Fixed Income Fund
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                     Turner Short Duration Government Funds
                              - One Year Portfolio
        =================================================================
                     Turner Short Duration Government Funds
                         - Three Year Portfolio Contents
        =================================================================


                       PORTFOLIOS OF THE TIP FUNDS [LOGO]

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CONTENTS

 1    Letter to Shareholders

 6    Total returns of Turner Funds

 8    Investment review:
      Turner Select Growth Equity Fund

 9    Investment review:
      Turner Midcap Growth Fund

10    Investment review:
      Turner Small Cap Growth Fund

11    Investment review:
      Turner Micro Cap Growth Fund

12    Investment review:
      Turner Technology Fund

13    Investment review:
      Turner Top 20 Fund

14    Investment review:
      Turner Global Top 40 Fund

15    Investment review:
      Turner B2B E-Commerce Fund

16    Investment review:
      Turner Wireless & Communications Fund

17    Investment review:
      Turner Future Financial Services Fund

18    Investment review:
      Turner New Energy & Power
      Technology Fund

19    Investment review:
      Turner Healthcare & Biotechnology Fund

20    Investment review:
      Turner Tax Managed U.S. Equity Fund

21    Investment review:
      Turner Core High Quality Fixed
      Income Fund

22    Investment review:
      Turner Short Duration Government
      Funds-One Year Portfolio

23    Investment review:
      Turner Short Duration Government
      Funds-Three Year Portfolio

24    Financial Statements

72    Notes to Financial Statements



TURNER FUNDS

The Turner Funds, Portfolios of the TIP Funds offer a series of sixteen no-load mutual funds to individual and institutional investors. The minimum initial investment in a Turner Fund, with the exception of the Turner Select Growth Equity Fund, for regular accounts is $2,500 and $2,000 for individual retirement accounts. The minimum amount for subsequent investments is $50. The minimum initial investment in the Turner Select Growth Equity Fund is $1 million and the minimum subsequent investment is $10,000.

Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser to the Turner Funds. The firm, founded in 1990, invests more than $8.3 billion in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions.


SHAREHOLDER SERVICES

Turner Funds shareholders receive annual and semiannual reports and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to Turner Funds, Box 219805, Kansas City, Missouri 64121-9805.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
                                                                        May 2001


TO OUR SHAREHOLDERS

The performances of our stock and bond funds were a distinct study in contrasts in the six-month period ending March 31, 2001: our stock funds all recorded losses, most of them in the double digits, while our bond funds delivered soundly positive returns.

The reasons for such diverging results are relatively straightforward. Our stock funds fared poorly because the stock market was extremely bearish, growth stocks (and especially technology stocks, in which most of our funds were heavily invested) were out of favor, and earnings expectations (our prime investment criteria) were eroding. Our bond funds, on the other hand, produced gains because interest rates fell (which boosted bond prices), the bond market enjoyed its strongest performance in years, and we emphasized high-quality securities (which did better than lower-quality ones).

THE WORST OF TIMES FOLLOWS THE BEST OF TIMES

Our stock funds' results were a particular source of chagrin, coming as they did after a strong previous run. To put a twist on Charles Dickens' celebrated phrase, for our stock funds, it was the best of times, followed by the worst of times. For example, in the 12-month period ending September 30, 2000, our stock funds generated remarkable returns, ranging from the Turner Small Cap Growth Fund's 56.07% to the Turner Technology Fund's 149.35%. Our practice of holding stocks with the best earnings prospects -- stocks that tend to be more volatile and have higher price/earnings ratios than the market as a whole -- was rewarded lavishly by the market.

Beginning in October, though, the stock market underwent a 180-degree change in sentiment, and the performance of our stock funds was not at all up to historical standards. As part of this dramatic reversal of market sentiment, holding stocks with the best earnings prospects was penalized by the market. In vogue was a defensive, value-oriented mindset -- stock prices tended to matter more than earnings, and valuations of the most richly priced stocks (i.e., growth stocks) contracted sharply. Indeed, the difference in performance between growth and value stocks over that six-month period was the greatest in the past 50 years. While the broad-based Russell 3000 Growth Index plummeted a whopping 37.41%, the Russell 3000 Value Index was down a mere 1.73% -- a differential of
35.68 percentage points. Clearly, this was not the best of times to be a growth investor.

To say that we were displeased generally with our stock funds' showing would be an understatement. We try our utmost to produce good investment performance for you and to be candid in our communications to you about that performance. So even though we can't say much good about the performance of our stock funds in this period, we can, and will, continue to tell it the way it seems to us to be.

THE EXCEPTION PROVES THE RULE

Part of our discontent about recent performance can be traced to the frustration that our investment process simply wasn't yielding the kind of results it had previously. We continued to pick stocks based on the same principle that has worked all the years we've been in business -- we buy companies with earnings that exceed expectations -- but it just didn't work in this six-month period. For instance, the stock price of one of our holdings, Ciena, a maker of optical-networking systems, nose-dived from $115 to $65 in just a few days in early December after the company reported a whopping 779% increase in quarterly net income from a year earlier. As we see it, the six-month period was an anomaly, the exception proving the rule that stocks go up because they have strong earnings prospects. Of course, no investment approach does well always. But we believe that our approach will work again, and we are sticking to it.

Our fully-invested approach precluded us from holding large cash positions in our stock funds. The reason we choose to stay fully invested? Stock-market gains tend to come in brief, intense, unpredictable bursts, so if you're sitting on a big pile of cash when the market suddenly takes off, you can forfeit much of the advantage of stock investing. Numerous research studies have confirmed: no one has been omniscient enough to consistently anticipate the direction of the market and adjust a portfolio's cash allocation accordingly. (That said, it should be pointed out that we are making one exception to our fully-invested rule for the Turner Top 20 Fund, a specialized fund owning just 15-30 stocks; we are revising the investment policies for that fund, due to its concentrated, non-diversified nature, so that it can hold some cash during times when we think exposing all of its assets to the market may be imprudent and contrary to shareholders' interests.)

In truth, we did think growth stocks would do better in the six-month period than they actually have; we thought the stocks of companies that delivered on earnings expectations would be especially prized during an economic slowdown. Even so, in light of the market's utter bearishness, the negative returns of our stock funds did not come as a complete surprise. Our growth-investing style tends to produce this performance pattern: when the market


                                         TURNER FUNDS 2001 SEMIANNUAL REPORT | 1

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                                                                        May 2001


falls severely, our funds have tended to do relatively poorly. As the market stabilizes or turns upward, our funds have tended to do relatively well.

WE FIND TWO SOURCES OF SOLACE

As trying as all this has been, we take a measure of solace from two things:

First, despite the negative returns in the six-month period, many investors continue to entrust us with additional assets to manage. Over the past six months, our funds have attracted a net cash inflow of $194.6 million. Since investing is essentially an act of optimism about the future, we are heartened by this demonstration of confidence in our funds.

Second, our stock funds' long-term performance remains strong. If, as one popular metaphor has it, stock investing is a marathon run and not a 100-meter dash, then results over the long haul -- the chronological equivalent of 26 miles, 385 yards -- should be the true measure of investment success. Although our funds don't have notably lengthy records as yet, they have nonetheless commanded a measure of distinction over time (see pages 6-7).

OUR LONGER-TERM PERFORMANCE SHINES

The three stock funds that we've managed for more than two years -- the Turner Micro Cap Growth Fund, the Turner Midcap Growth Fund, and the Turner Small Cap Growth Fund -- rank no lower than the top second percentile in performance versus their peers for the longest applicable time spans, according to Lipper Inc. (see chart page 5) In the Small-Cap Growth Funds category, Micro Cap Growth ranks in the first percentile for the past three years and Small Cap Growth is in the second percentile for the past seven years. In the Mid-Cap Growth Funds category, Midcap Growth ranks in the second percentile for the past four years.

We are pleased to report that our two bond funds with track records exceeding one year also stack up well in the Lipper performance rankings for the longest applicable periods. For the past seven-year period, the Turner Short Duration Government Funds-One Year Portfolio ranks in the top 13th percentile in the Ultra-Short Obligations Funds category and the Turner Short Duration Government Funds-Three Year Portfolio ranks in the top 13th percentile as well in the Short-Intermediate U.S. Government Funds category.

SIX-MONTH RESULTS OFFER LITTLE CHEER

In the shorter term, though -- in the past six-month period -- the performance of most of our stock funds, as noted, provided little cheer. Most underperformed their benchmarks substantially.

The Turner B2B E-Commerce Fund returned a negative 64.94%, the Turner Technology Fund dropped 71.52%, and the Turner Wireless & Communications fund fell 71.02%. In comparison, their benchmark, the Pacific Stock Exchange Technology 100 Index, lost 36.20%.

The Turner Global Top 40 Fund fell 54.32%, versus the MSCI World Index's 18.25% drop.

The Turner Midcap Growth Fund declined 49.38%, compared to the Russell Midcap Growth Index's 42.50% loss.

The Turner Small Cap Growth Fund lost 41.95%, while the Russell 2000 Growth Index was down 32.33%.

TWO FUNDS ARE GOOD RELATIVE PERFORMERS

However, such unfavorable comparisons weren't characteristic of all our stock funds. In terms of relative performance, two funds deserve special mention.

The Turner Micro Cap Growth Fund returned a negative 18.12% -- not a sterling result in absolute terms, certainly, but it did outpace the Russell 2000 Growth Index's return by 14.21 percentage points. (To us, that statistic -- that a fund could be down 18% and yet outperform an index by a double-digit margin -- drives home the extent of the stock market's recent plunge; indeed, a common metaphor in the business press for the stock market's descent has been the mine shaft.) Since its inception in March 1998, Micro Cap Growth has returned an annualized 56.03%.

One of our "new" funds, the Turner Future Financial Services Fund (which we began managing on January 16, 2001, but which was actually established in October 1997 and managed until recently by Penn Capital Management Company), produced the best return of any of our stock funds, a negative 2.19%. That return beat the S&P 500 Financial Index's 7.42% loss, a performance advantage of
5.23 percentage points.

A MAJOR EARNINGS SLOWDOWN HITS

In general, our emphasis on earnings made this a difficult period for our funds. The six-month period was characterized by the most significant earnings slowdown in recent memory. Tech companies began issuing earnings warnings in the latter half of 2000, an earnings slowdown that spread to the broad market in the first quarter of 2001.

Particularly harmful to our funds' performance were holdings in tech stocks, particularly in communications-technology and software issues such as Research in Motion,


2 | TURNER FUNDS 2001 SEMIANNUAL REPORT


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                                                                        May 2001


ONI Systems, Redback Networks, Metromedia Fiber Network, Brocade Communications Systems, Juniper Networks, Mercury Interactive, VeriSign, Micromuse, NetIQ, Interwoven, BEA Systems, and i2 Technologies. In most cases, tech holdings accounted for more than 30% of our funds' weightings and produced negative returns exceeding 50%; they were clobbered due to investor worries about a rash of weak earnings reports and abruptly curtailed capital spending for hardware and software.

So where do we go from here? We expect the heightened market volatility of recent months will continue in 2001, as investors fret about corporate earnings and the economy. However, we have found that growth stocks generally tend to anticipate an improving economy by six to nine months. In that regard, we saw a number of auspicious signs in April: prices of tech stocks are no longer dropping violently on reports of poor expected earnings; the Federal Reserve seems likely to cut interest rates; and indications that capital spending may pick up in the second half of the year should augur well for growth companies, which are the recipients of a disproportionate share of capital spending.

BOND FUNDS REGISTER GAINS

During the past six months, our bond funds delivered positive returns in line with their maturity averages. The Turner Core High Quality Fixed Income Fund, geared to the maturity average of the bond market as a whole, was up 7.26%, versus the Lehman Brothers Aggregate Bond Index's 7.37%. The Turner Short Duration Government Funds-One Year Portfolio (Class I Shares), oriented to the shortest maturity averages, rose 3.94%, outperforming the Merrill Lynch Three-Month U.S. Treasury Bill Index by 0.78 percentage point. And the Turner Short Duration Government Funds-Three Year Portfolio (Class I Shares), with a short maturity average, climbed 5.13%, versus the Lehman Brothers 1-3 Year U.S. Government Bond Index's 5.65%.

Our bond funds profited from a bond market that continued to generate premium returns by historical standards; over the past six months, annualized bond returns exceeded the average of the past 10 years by more than six percentage points. Also benefiting our bond funds were the Federal Reserve's three reductions of short-term rates totaling 1.50 percentage points, a general decline in rates across the maturity spectrum, significant weightings in Treasury securities, and our usual high average credit quality of Agency, which worked to our advantage as high quality trumped lower during the period.

Impairing performance were a heavy emphasis on mortgage-backed securities, which underperformed, and average durations that were shorter than those of the indexes -- a disadvantage in a period in which rates declined. Mortgages lagged because of their increased prepayment risk, a consequence of a rise in mortgage refinancings by homeowners to lock in lower interest rates and the retirement of underlying mortgage securities before maturity. Nevertheless, we continue to maintain large positions in mortgages, which we think will do well if rates don't decline significantly further. Also, mortgages should profit from the federal government's continuing buybacks of Treasuries; in our judgment, mortgages represent the best substitute for Treasuries.

YIELDS NOW HISTORICALLY MODEST

Going forward, we are keeping short average durations for our bond funds, in the belief that the economy may recover sooner than expected and thus the Fed may not need to be as aggressive as anticipated in lowering rates. On a historical basis, yields are already relatively low and have more upside potential than downside potential, in our estimation. Our funds continue to emphasize mortgages, long-maturity Treasuries, and inflation-indexed Treasuries for their return potential. We especially favor inflation-indexed Treasuries, which would provide the best protection if inflation accelerates -- a distinct possibility, in our analysis.

THREE FUNDS DEBUT

On February 28, 20001 the Turner Funds introduced three no-load stock funds: the Turner Healthcare & Biotechnology Fund, the Turner New Energy & Power Technology Fund, and the Turner Tax Managed U.S. Equity Fund.The Healthcare & Biotechnology Fund invests mainly in large to mid-sized firms that provide products and services such as medical devices, drugs, and biotechnology-related services. Frank Sustersic is the lead product manager, with Chris Perry serving as comanager.The New Energy & Power Technology Fund invests primarily in companies that produce, develop, or distribute conventional and alternative energy, including geothermal and solar power. John Hammerschmidt manages the fund, assisted by Mark Turner, the comanager.The Tax Managed U.S. Equity Fund, an actively managed fund of stocks in all capitalization ranges for taxable investors, seeks to generate tax-efficient returns, in part through various techniques such as swaps (pairing stocks in similar businesses as purchases and sales) and tax-lot identification and management. David Kovacs serves as the lead product manager; Bob Turner, as the comanager.


                                         TURNER FUNDS 2001 SEMIANNUAL REPORT | 3

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                                                                        May 2001


TURNER INTRODUCES FOUR FUNDS

On May 1, 2001 the Turner Funds added a new investment dimension: value-stock funds. Three value-stock funds and an intermediate-term bond fund, managed by Clover Capital Management, joined Turner's roster of funds. Turner Investment Partners serves as the investment adviser for all four funds, and Clover, a Pittsford, New York-based investment firm, serves as the investment subadviser. The new funds complement the Turner funds, providing investors with a choice of stock funds emphasizing growth and value-investing styles and bond funds emphasizing various maturity averages and types of securities. All four funds have been renamed and integrated into the Turner Funds family: the Clover Small Cap Value Fund is the Turner Small Cap Value Fund; the Clover Equity Value Fund is the Turner Midcap Value Fund; the Clover Max Cap Fund is the Turner Large Cap Value Fund; and the Clover Fixed Income Fund has been renamed the Turner CorePlus Fixed Income Fund.

In closing, we are grateful for your continuing support. As always, our focus will be on making decisions based on what's best for you, on providing you with a level of investment performance and candor that we ourselves would expect if we were in your position. We never lose sight of this fact: we are in business for you and because of you. We fully realize the importance of the money you give us to invest.

We realize its importance in part because our own money -- my money and the money of our staff -- is invested in our funds as well. Bolstered by that knowledge, we will continue to devote ourselves to the quest of creating more wealth in the Turner funds, to our shared benefit. As always, we welcome your questions or comments.



/s/ Bob Turner
----------------------------------------
Bob Turner
CHAIRMAN AND CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS, INC.




                                    [PHOTO]
BOB TURNER


4 | TURNER FUNDS 2001 SEMIANNUAL REPORT

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                                                                        May 2001


OVER TIME OUR FUNDS HAVE GENERATED RETURNS THAT COMPARE FAVORABLY WITH THOSE OF COMPETING FUNDS

LIPPER INC. PERFORMANCE RANKINGS OF MUTUAL FUNDS
Six-month period ending March 31, 2001

                                                ONE        THREE      FOUR      FIVE      SEVEN
                                                YEAR       YEARS      YEARS     YEARS     YEARS
-----------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUNDS
TURNER MICRO CAP GROWTH FUND
Ranking versus competitors                      7/296      1/208       --        --        --
Percentile ranking                                2          1         --        --        --

TURNER SMALL CAP GROWTH FUND
Ranking versus competitors                     245/296    80/208     53/161    35/127     2/67
Percentile ranking                               82         38         32        27         2
-----------------------------------------------------------------------------------------------
MID-CAP GROWTH FUNDS
TURNER MIDCAP GROWTH FUND
Ranking versus competitors                     256/361    13/241      4/196      --        --
Percentile ranking                               70          5          2        --        --
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ULTRA-SHORT OBLIGATION FUNDS
TURNER SHORT DURATION GOVERNMENT FUNDS-
   ONE YEAR PORTFOLIO
Ranking versus competitors                      11/33      2/26       3/22      2/19      2/15
Percentile ranking                               33          7         13        10        13
-----------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE U.S. GOVERNMENT FUNDS
TURNER SHORT DURATION GOVERNMENT FUNDS-
   ONE YEAR PORTFOLIO
Ranking versus competitors                      72/92      13/84      27/77     11/68     6/45
Percentile ranking                               78         15         35        16        13
-----------------------------------------------------------------------------------------------

Source: Lipper Analytical Services.
Rankings are based on total return data provided by Lipper Analytical Services.




                                         TURNER FUNDS 2001 SEMIANNUAL REPORT | 5

PERFORMANCE
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TOTAL RETURNS OF TURNER FUNDS*
Six-month period ending March 31, 2001

                                                Calendar                                               (Annualized) Total
                                                Year        Six         One         Three      Five    Since        Assets
GROWTH                                          To Date     Months      Year        Year       Year    inception    ($mil)
===========================================================================================================================
TURNER SELECT GROWTH EQUITY FUND               -22.64%     -43.93%        N/A         N/A       N/A     -45.00%**      $50
Russell Top 200 Growth Index                   -20.00%     -36.74%        n/a         n/a       n/a     -39.68%**
S&P 500 Index                                  -11.86%     -18.75%        n/a         n/a       n/a     -20.35%**
INCEPTION DATE: 6/14/00
---------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND                      -29.78%     -49.38%     -45.99%      17.50%      N/A      24.46%       $740
Russell Midcap Growth Index                    -25.09%     -42.50%     -45.42%       1.74%      n/a       9.21%
INCEPTION DATE: 10/1/96
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TURNER SMALL CAP GROWTH FUND                   -26.81%     -41.95%     -46.13%       3.04%    10.98%     18.85%       $283
Russell 2000 Growth Index                      -15.21%     -32.33%     -39.81%      -5.21%     2.52%      5.75%
INCEPTION DATE: 2/7/94
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TURNER MICRO CAP GROWTH FUND                    -2.31%     -18.12%      -6.82%      54.13%      N/A      56.03%       $146
Russell 2000 Growth Index                      -15.21%     -32.33%     -39.81%      -5.21%      n/a      -3.80%
INCEPTION DATE: 3/1/98
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TURNER TAX MANAGED U.S. EQUITY FUND             -9.30%**      N/A         N/A         N/A       N/A      -9.30%**    $108K
S&P 500 Index                                   -6.34%**      n/a         n/a         n/a       n/a      -6.34%**
INCEPTION DATE: 2/28/01
---------------------------------------------------------------------------------------------------------------------------

SPECIALTY
===========================================================================================================================
TURNER TECHNOLOGY FUND                         -42.36%     -71.52%     -70.56%        N/A       N/A      -0.09%        $42
Pacific Stock Exchange Technology 100 Index    -18.65%     -36.20%     -42.93%        n/a       n/a       5.85%
INCEPTION DATE: 6/30/99
---------------------------------------------------------------------------------------------------------------------------
TURNER TOP 20 FUND                             -39.66%     -61.45%     -61.72%        N/A       N/A       4.00%        $77
S&P 500 Index                                  -11.86%     -18.75%     -21.68%        n/a       n/a      -8.07%
INCEPTION DATE: 6/30/99
---------------------------------------------------------------------------------------------------------------------------
TURNER GLOBAL TOP 40 FUND                      -32.92%     -54.32%        N/A         N/A       N/A     -57.20%**       $5
MSCI World Growth Index                        -17.47%     -28.43%        n/a         n/a       n/a     -36.19%**
INCEPTION DATE: 6/30/00
---------------------------------------------------------------------------------------------------------------------------
TURNER B2B E-COMMERCE FUND                     -45.06%     -64.94%        N/A         N/A       N/A     -56.10%**       $3
Pacific Stock Exchange Technology 100 Index    -18.65%     -36.20%        n/a         n/a       n/a     -39.84%**
INCEPTION DATE: 6/30/00
---------------------------------------------------------------------------------------------------------------------------
TURNER WIRELESS &
COMMUNICATIONS FUND                            -48.02%     -71.02%        N/A         N/A       N/A     -65.74%**       $6
Pacific Stock Exchange Technology 100 Index    -18.65%     -36.20%        n/a         n/a       n/a     -39.84%**
INCEPTION DATE: 6/30/00
---------------------------------------------------------------------------------------------------------------------------
TURNER FUTURE FIANCIAL SERVICES FUND           -11.26%      -2.19%      13.35%      -1.19%      N/A       7.71%      $292K
S&P Financials Index                            -9.63%      -7.42%      11.42%       5.53%      n/a       9.57%
INCEPTION DATE: 10/20/97
---------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENERGY &
POWER TECHNOLOGY FUND                           -2.90%**       N/A        N/A         N/A       N/A      -2.90%**    $782K
S&P Energy Index                                -1.54%**       n/a        n/a         n/a       n/a      -1.54%**
INCEPTION DATE: 2/28/01
---------------------------------------------------------------------------------------------------------------------------
TURNER HEALTHCARE &
BIOTECHNOLOGY FUND                              -5.10%**       N/A        N/A         N/A       N/A      -5.10%**    $395K
S&P Healthcare Index                            -7.48%**       n/a        n/a         n/a       n/a      -7.48%**
INCEPTION DATE: 2/28/01
---------------------------------------------------------------------------------------------------------------------------


6 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


                                                Calendar                                               (Annualized) Total
                                                Year        Six         One         Three      Five    Since        Assets
FIXED INCOME                                    To Date     Months      Year        Year       Year    inception    ($mil)
===========================================================================================================================
TURNER CORE HIGH QUALITY
FIXED INCOME FUND                                2.47%       7.26%      11.87%        N/A       N/A       8.47%        $15
Lehman Brothers US Aggregate Bond Index          3.03%       7.37%      12.53%        n/a       n/a       8.66%
INCEPTION DATE: 6/30/99
---------------------------------------------------------------------------------------------------------------------------
TURNER SHORT DURATION GOVERNMENT
FUNDS-ONE YEAR PORTFOLIO (CLASS I)               2.02%       3.94%       7.53%       6.27%     6.29%      6.25%        $27
Merrill Lynch 3 Month US T-Bill Index            1.51%       3.16%       6.30%       5.48%     5.43%      5.39%
INCEPTION DATE: 3/1/94
---------------------------------------------------------------------------------------------------------------------------
TURNER SHORT DURATION GOVERNMENT
FUNDS-THREE YEAR PORTFOLIO (CLASS I)             2.38%       5.13%       9.30%       6.30%     6.42%      6.33%        $49
Lehman Brothers 1-3 Yr. US Gov. Bond Index       2.80%       5.65%       9.82%       6.49%     6.46%      6.18%
INCEPTION DATE: 3/1/94
---------------------------------------------------------------------------------------------------------------------------

*    Past performance is no guarantee of future results.

**   Returns are cumulative since inception.

SEI Investments Distribution Co., Oaks, PA acts as distributor of the Turner Funds. The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investors' shares, when redeemed, may be worth more or less than their original cost. Investing in technology and science stocks and small capitalization companies may subject the Funds to specific inherent risks, including above-average price fluctuations, the risk of investing in a concentrated portfolio, and a limited number of securities. The Funds may invest in Initial Public Offerings (IPOs). IPOs and other investments may magnify the performance impact on a fund with a small asset base. The Fund may not experience similar performance as the assets grow. There is no gurantee any of the Funds will have the same access to the type of IPOs that contributed to it's performance last year, nor that any IPO will perform as well as last year's IPO. In addition to the normal risks associated with equity investing, investments that are narrowly focused or that are in small companies typically exhibit higher volatility due to severe competition and rapid obsolescence. International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Due to market volatility performance may be lower. This information must be preceded or accompanied by a prospectus for the Turner Funds. Investors should read the prospectus carefully before investing.




                                         TURNER FUNDS 2001 SEMIANNUAL REPORT | 7

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER SELECT GROWTH EQUITY FUND

================================================================================
FUND OBJECTIVE

The Turner Select Growth Equity Fund seeks capital appreciation. It invests primarily in common stocks and equity securities of U.S. companies with market capitalization exceeding ten billion that Turner believes have strong earnings growth potential.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

39.2% Technology
25.6% Consumer discretionary/services
21.8% Healthcare
4.3%  Consumer staples
2.8%  Utilities/Communication
2.3%  Financial services
1.8%  Producer durables
0.9%  Energy


================================================================================
FUND PROFILE
MARCH 31, 2001

o    Ticker symbol TSGEX
o    CUSIP #87252R839
o    Top 10 holdings
     (1)  Microsoft
     (2)  General Electric
     (3)  Pfizer
     (4)  Intel
     (5)  AOL Time Warner
     (6)  International Business Machines
     (7)  Dell Computer
     (8)  Home Depot
     (9)  Wal-Mart Stores
     (10)Qualcomm
o    % in 10 largest holdings 55.0%
o    Number of holdings 42
o    Price/earnings ratio 30.9
o    Weighted average market capitalization $140.7 billion
o    % of holdings with positive earnings surprises 41.7%
o    % of holdings with negative earnings surprises 12.0%
o    Net assets $50 million




                                MARKET CAPITALIZATION
INVESTMENT STYLE              SMALL     MEDIUM     LARGE
     VALUE
     GROWTH                                          X





================================================================================
GROWTH OF A $1,000,000 INVESTMENT IN THE TURNER SELECT GROWTH EQUITY FUND:
JUNE 30, 2000-MARCH 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

              Turner Select         Russell Top 200              S&P 500
              Growth Equity           Growth Index           Composite Index
                  Fund

6/30//00        1,000,000              1,000,000                1,000,000
Sep 00            965,544                930,443                  990,327
Mar 00            541,380                588,598                  804,641

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Select Growth Equity Fund is June 14, 2000.


-------------------------------------------------
CUMULATIVE TOTAL RETURN
Period ending March 31, 2001
-------------------------------------------------
SINCE INCEPTION
-45.00%
-------------------------------------------------


8 | TURNER FUNDS 2001 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER MIDCAP GROWTH FUND

================================================================================
FUND OBJECTIVE

The Turner Midcap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with medium market capitalizations at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell Midcap Growth Index.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

24.7% Technology
20.0% Healthcare
15.4% Consumber discretionary/services
9.3%  Financial services
9.3%  Energy
6.1%  Producer durables
3.0%  Autos/transportation
2.6%  Consumer staples
2.0%  Utilities/communication
0.6%  Materials/processing


================================================================================
FUND PROFILE
MARCH 31, 2001

o    Ticker symbol TMGFX
o    CUSIP #900297409
o    Top 10 holdings
     (1)  Providian Financial
     (2)  Calpine
     (3)  Harley-Davidson
     (4)  Dynegy, Cl A
     (5)  King Pharmaceuticals
     (6)  Electronic Arts
     (7)  Compuware
     (8)  Express Scripts, Cl A
     (9)  Concord EFS
     (10) Allergan
o    % in 10 largest holdings 18.2%
o    Number of holdings 112
o    Price/earnings ratio 23.9
o    Weighted average market capitalization $6.0 billion
o    % of holdings with positive earnings surprises 61.3%
o    % of holdings with negative earnings surprises 11.0%
o    Net assets $740 million


                                MARKET CAPITALIZATION
INVESTMENT STYLE              SMALL     MEDIUM     LARGE
     VALUE
     GROWTH                                X

================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP GROWTH FUND:
OCTOBER 31, 1996-MARCH 31, 2001*


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]


                         Turner Mid-Cap                Russell Mid-Cap
                          Growth Fund                   Growth Index

10/31/96                     10,000                         10,000
Sep 97                       14,249                         13,118
Sep 98                       14,425                         11,887
Sep 99                       26,552                         16,309
Sep 00                       52,401                         26,155
Mar 01                       26,526                         15,039

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Midcap Growth Fund is October 1, 1996.


-------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2001
-------------------------------------------------
PAST ONE YEAR   PAST THREE YEARS  SINCE INCEPTION
-45.99%         17.50%            24.46%
-------------------------------------------------


                                         TURNER FUNDS 2001 SEMIANNUAL REPORT | 9

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER SMALL CAP GROWTH FUND

================================================================================
FUND OBJECTIVE

The Turner Small Cap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with small market capitalizations at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell 2000 Growth Index.


================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

23.9% Healthcare
20.8% Consumer discretionary/services
17.7% Technology
9.4%  Financial services
7.0%  Energy
6.7%  Materials/processing
6.5%  Producer durables
2.0%  Consumer staples
2.0%  Utilities/communication
1.1%  Autos/transportation


================================================================================
FUND PROFILE
MARCH 31, 2001

o  Ticker symbol TSCEX
o  CUSIP #900297300
o  Top 10 holdings
   (1) Henry Schein
   (2) Caremark Rx
   (3) First Health Group
   (4) Laboratory Corporation of America Holdings
   (5) Mettler Toledo International
   (6) Amerisource Health, Cl A
   (7) Medicis Pharmaceutical, Cl A
   (8) Invitrogen
   (9) Triad Hospitals
   (10)Patterson Dental
o  % in 10 largest holdings 15.6%
o  Number of holdings 139
o  Price/earnings ratio 24.7
o  Weighted average market capitalization $1.3 billion
o  % of holdings with positive earnings surprises 61.6%
o  % of holdings with negative earnings surprises 6.7%
o  Net assets $283 million


                                MARKET CAPITALIZATION
INVESTMENT STYLE              SMALL     MEDIUM     LARGE
     VALUE
     GROWTH                     X


================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP GROWTH FUND:
FEBRUARY 28, 1994-MARCH 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                                Turner Small                  Frank Russell
                              Cap Growth Fund               2000 Growth Index

2/28/94                            10000                         10000
Sep 94                             10303                          9618
Sep 95                             15812                         12328
Sep 96                             24103                         13881
Sep 97                             28114                         17123
Sep 98                             23362                         12872
Sep 99                             37179                         17072
Sep 00                             58025                         22135
Mar 01                             33684                         14979

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Small Cap Growth Fund is February 7, 1994.


--------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2001
--------------------------------------------------
PAST ONE      PAST THREE   PAST FIVE    SINCE
YEAR          YEARS        YEARS        INCEPTION
-46.13%       3.04%        10.98%       18.85%
--------------------------------------------------


10 | TURNER FUNDS 2001 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER MICRO CAP GROWTH FUND

================================================================================
FUND OBJECTIVE

The Turner Micro Cap Growth Fund seeks capital appreciation. It invests primarily in common stocks and other equity securities of U.S. companies with very small market capitalizations that Turner believes have strong earnings growth potential. Micro cap companies are defined for this purpose as companies with market capitalizations of companies included in the lower end of the Russell 2000 Growth Index particularly those under $500 million.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

29.1% Consumber discretionary/services
14.8% Healthcare
12.9% Technology
10.4% Energy
7.8%  Financial services
5.4%  Producer durables
3.9%  Materials/processing
2.6%  Autos/transportation
2.4%  Utilities/communication


================================================================================
FUND PROFILE
MARCH 31, 2001

o    Ticker symbol TMCGX
o    CUSIP #872524301
o    Top 10 holdings
     (1)  Christopher & Banks
     (2)  Stericycle
     (3)  Argosy Gaming
     (4)  Skechers USA, Cl A
     (5)  Mobile Mini
     (6)  Select Sector SPDR-Financial
     (7)  Buca
     (8)  Cooper
     (9)  ESCO Technologies
     (10) Chico's FAS
o    % in 10 largest holdings 22.2%
o    Number of holdings 104
o    Price/earnings ratio 15.7
o    Weighted average market capitalization $430 million
o    % of holdings with positive earnings surprises 52.9%
o    % of holdings with negative earnings surprises 4.3%
o    Net assets $146 million


                                MARKET CAPITALIZATION
INVESTMENT STYLE              SMALL     MEDIUM     LARGE
     VALUE
     GROWTH                     X


================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MICRO CAP GROWTH FUND:
FEBRUARY 28, 1998-MARCH 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                         Turner Micro Cap                Russell 2000
                           Growth Fund                   Growth Index

2/28/98                       10000                         10000
Sep 98                         9882                          7625
Sep 99                        21093                         10113
Sep 00                        48308                         13113
Mar 01                        39555                          8874

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Micro Cap Growth Fund is March 1, 1998.


-----------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2001
-----------------------------------------------------
PAST ONE YEAR    PAST THREE YEARS   SINCE INCEPTION
-6.82%           54.13%             56.03%
-----------------------------------------------------


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 11

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER TECHNOLOGY FUND

================================================================================
FUND OBJECTIVE

The Turner Technology Fund Seeks Capital Appreciation.

It invests in common stock of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven technology related products and services. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the technology sector, and will range from small companies developing new technologies to large, established firms with a history of developing and marketing such technologies.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

77.0% Technology
12.3% Consumer discretionary/services
10.4% Producer durables


================================================================================
FUND PROFILE
MARCH 31, 2001

o    Ticker symbol TTECX
o    CUSIP #87252R870
o    Top 10 holdings
     (1)  Dell Computer
     (2)  Microsoft
     (3)  Nvidia
     (4)  AOL Time Warner
     (5)  eBay
     (6)  Micron Technology
     (7)  Applied Materials
     (8)  Qualcomm
     (9)  Peregrine Systems
     (10) Analog Devices
o    % in 10 largest holdings 43.5%
o    Number of holdings 34
o    Price/earnings ratio 26.4
o    Weighted average market capitalization $42.8 billion
o    % of holdings with positive earnings surprises 57.3%
o    % of holdings with negative earnings surprises 19.4%
o    Net assets $42 million




                                MARKET CAPITALIZATION
INVESTMENT STYLE              SMALL     MEDIUM     LARGE
     VALUE
     GROWTH                     X         X          X


================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TECHNOLOGY FUND:
JUNE 30, 1999-MARCH 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                 Turner            Pacific Exchange     Goldman Sachs Technology
             Technology Fund     Technology 100 Index        Composite Index

6/30/99          10000                  10000                    10000
Sep 99           14060                  10467                    10523
Sep 00           35059                  17345                    14251
Mar 01            9985                  11066                     6729


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Technology Fund is June 30, 1999.


-------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2001
-------------------------------------
PAST ONE YEAR       SINCE INCEPTION
-70.56%             -0.09%
-------------------------------------


12 | TURNER FUNDS 2001 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER TOP 20 FUND

================================================================================
FUND OBJECTIVE

The Turner Top 20 Fund seeks capital appreciation. It invests in common stock and other equity securities of companies, regardless of their market capitalization, that Turner believes have strong earnings potential. The Fund will contain a total of 15-30 stocks representing Turner's favorite investment ideas. While it will not concentrate its investments in any one industry, the Fund may, from time to time, have a significant exposure to one or more sectors of the economy such as the technology sector. In addition, the Fund's adviser may invest up to 25% of the Fund's assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

43.5% Technology
26.8% Consumer discretionary/services
12.1% Producer durables
7.4%  Energy
5.1%  Healthcare
3.4%  Financial services


FUND PROFILE
MARCH 31, 2001

o    Ticker symbol TTOPX
o    CUSIP #87252R862
o    Top 10 holdings
     (1)  Dell Computer
     (2)  Microsoft
     (3)  Clear Channel Communications
     (4)  HCA-Healthcare
     (5)  Waste Management
     (6)  eBay
     (7)  Analog Devices
     (8)  Qualcomm
     (9)  Lam Research
     (10) Texas Instruments
o    % in 10 largest holdings 48.9%
o    Number of holdings 25
o    Price/earnings ratio 28.1
o    Weighted average market capitalization $43.8 billion
o    % of holdings with positive earnings surprises 52.9%
o    % of holdings with negative earnings surprises 30.9%
o    Net assets $77 million


                                MARKET CAPITALIZATION
INVESTMENT STYLE              SMALL     MEDIUM     LARGE
     VALUE
     GROWTH                     X         X          X


================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TOP 20 FUND:
JUNE 30, 1999-MARCH 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                     Turner Top         S&P 500
                      20 Fund       Composite Index      NASDAQ 100 Index

6/30/99                10000            10000               10000
Sep 99                 13990             9375               10485
Sep 00                 27782            10620               15553
Mar 01                 10710             8629                6854

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Top 20 Fund is June 30, 1999.


-------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2001
-------------------------------------
PAST ONE YEAR       SINCE INCEPTION
-61.72%                  4.00%
-------------------------------------


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 13

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER GLOBAL TOP 40 FUND

================================================================================
FUND OBJECTIVE

The Turner Global Top 40 Fund seeks long-term capital appreciation. It invests primarily in common stocks of companies in U.S. and developed foreign markets that Turner expects to experience rising earnings growth and to benefit from global economic trends or promising technologies or products.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

45.3% Technology
16.2% Consumber discretionary/services
11.4% Utilities/communication
6.3%  Financial services
6.3%  Energy
6.1%  Producer durables
4.4%  Autos/transportation
2.5%  Healthcare


================================================================================
FUND PROFILE
MARCH 31, 2001

o    Ticker symbol TGTFX
o    CUSIP #87252R813
o    Top 10 holdings
     (1)  Dell Computer
     (2)  Analog Devices
     (3)  Telefonos de Mexico, Cl L ADR
     (4)  Texas Instruments
     (5)  Microsoft
     (6)  Huaneng Power International ADR
     (7)  Waste Management
     (8)  Taiwan Semiconductor Manufacturing Ltd. ADR
     (9)  Clear Channel Communications
     (10) HCA-Healthcare
o    % in 10 largest holdings 28.8%
o    Number of holdings 47
o    Price/earnings ratio 83.5
o    Weighted average market capitalization $91.6 billion
o    % of holdings with positive earnings surprises 42.2%
o    % of holdings with negative earnings surprises 21.6%
o    Net assets $5 million


                                MARKET CAPITALIZATION
INVESTMENT STYLE              SMALL     MEDIUM     LARGE
     VALUE
     GROWTH                     X         X          X




================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER GLOBAL TOP 40 FUND:
JUNE 30, 2000-MARCH 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

            Turner Global              Morgan Stanley
            Top 40 Fund            MSCI World Growth Index
6/30/00        10000                       10000
Sep 00         9370                         8961
Mar 01         4280                         6414

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Global Top 40 Fund is June 30, 2000.


------------------------------
CUMULATIVE TOTAL RETURN
Period ending March 31, 2001
------------------------------
SINCE INCEPTION
-57.20%
------------------------------


14 | TURNER FUNDS 2001 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER B2B E-COMMERCE FUND

================================================================================
FUND OBJECTIVE

The Turner B2B E-Commerce Fund seeks long-term capital appreciation. It invests in common stocks of companies that develop, engage in or sell business-to-business electronic commerce technologies and that may experience exceptional growth in sales and earnings driven by B2B e-commerce products and services. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the B2B e-commerce sector, and will range from small companies developing new B2B e-commerce technologies to large, established firms with a history of developing and marketing such B2B e-commerce technologies.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

64.5% Technology
21.1% Consumer discretionary/services
12.3% Financial Services



================================================================================
FUND PROFILE
MARCH 31, 2001

o    Ticker symbol TBTBX
o    CUSIP #87252R797
o    Top 10 holdings
     (1)  Dell Computer
     (2)  Microsoft
     (3)  General Electric
     (4)  Barnes & Noble
     (5)  AOL Time Warner
     (6)  First Data
     (7)  eBay
     (8)  Citigroup
     (9)  Celestica
     (10) Aspen Technology
o    % in 10 largest holdings 48.2%
o    Number of holdings 32
o    Price/earnings ratio 28.9
o    Weighted average market capitalization $71.2 billion
o    % of holdings with positive earnings surprises 70.4%
o    % of holdings with negative earnings surprises 13.9%
o    Net assets $3 million



                                MARKET CAPITALIZATION
INVESTMENT STYLE              SMALL     MEDIUM     LARGE
     VALUE
     GROWTH                     X         X          X



================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER B2B E-COMMERCE FUND:
JUNE 30, 2000-MARCH 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

    Initial                    Turner B2B                 Pacific Exchange
Investment Date             E-Commerce Fund             Technology 100 Index

6/30/00                          10000                         10000
Sep 00                           12520                          9433
Mar 01                            4389                          6018

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner B2B E-Commerce Fund is June 30, 2000.


-------------------------------
CUMULATIVE TOTAL RETURN
Period ending March 31, 2001
-------------------------------
SINCE INCEPTION
-56.10%
-------------------------------


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 15

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER WIRELESS & COMMUNICATIONS FUND

================================================================================
FUND OBJECTIVE

The Turner Wireless & Communications Fund seeks long-term capital appreciation. It invests primarily in common stocks of communications companies, including those employing so called "wireless" technologies. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the communications sector, and will range from small companies developing new communications technologies to large, established firms with a history of developing and marketing such communications technologies.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

76.7% Technology
19.4% Utilities/communications
2.8%  Consumber discretionary/services


================================================================================
FUND PROFILE
MARCH 31, 2001

o    Ticker symbol TIWCX
o    CUSIP #87252R789
o    Top 10 holdings
     (1)  International Rectifier
     (2)  Micron Technology
     (3)  Worldcom
     (4)  Nokia OYJ ADR
     (5)  Oni Systems
     (6)  Texas Instruments
     (7)  Cypress Semiconductor
     (8)  Charter Communications
     (9)  Agere Systems, Cl A
     (10) Qualcomm
o    % in 10 largest holdings 37.4%
o    Number of holdings 35
o    Price/earnings ratio 30.9
o    Weighted average market capitalization $17.3 billion
o    % of holdings with positive earnings surprises 52.5%
o    % of holdings with negative earnings surprises 15.6%
o    Net assets $6 million


                                MARKET CAPITALIZATION
INVESTMENT STYLE              SMALL     MEDIUM     LARGE
     VALUE
     GROWTH                     X         X          X




================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER WIRELESS & Communications Fund:
June 30, 2000-March 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]


                         Turner Wireless              Pacific Exchange
                      & Communication Fund         Technology  100 Index

6/30/00                       10000                         10000
Sep 00                        11821                          9433
Mar 01                         3426                          6018



* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Wireless & Communications Fund is June 30, 2000.


---------------------------------
CUMULATIVE TOTAL RETURN
Period ending March 31, 2001
---------------------------------
SINCE INCEPTION
-65.74%
---------------------------------


16 | TURNER FUNDS 2001 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER FUTURE FINANCIAL SERVICES FUND

================================================================================
FUND OBJECTIVE

The Turner Future Financial Services Fund seeks long-term capital appreciation. It invests in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that the Adviser believes have above average growth potential or that are undervalued. The Adviser also invests in financial services companies that it believes to be potential merger or acquisition targets. The Fund's holdings will be concentrated in the Financial Services industry.

Effective upon the reorganization of the Penn Capital Select Financial Services Fund into the Turner Future Financial Services Fund, the Fund changed its benchmark from the NASDAQ Bank Index to the S&P Financials Index. The S&P financials Index better reflects the Fund's investment objective.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

98.1% Financial services

================================================================================
FUND PROFILE
MARCH 31, 2001

o    Ticker symbol TFFIX
o    CUSIP #87252R698
o    Top 10 holdings
     (1)  Wells Fargo
     (2)  American International Group
     (3)  Freddie Mac
     (4)  Fannie Mae
     (5)  Washington Mutual
     (6)  TCF Financial
     (7)  Affiliated Computer Services, Cl A
     (8)  Goldman Sachs Group
     (9)  Cullen/Frost Bankers
     (10) Providian Financial
o    % in 10 largest holdings 55.7%
o    Number of holdings 25
o    Price/earnings ratio 16.8
o    Weighted average market capitalization $39.6 billion
o    % of holdings with positive earnings surprises 38.0%
o    % of holdings with negative earnings surprises 13.7%
o    Net assets $292 thousand


                                MARKET CAPITALIZATION
INVESTMENT STYLE              SMALL     MEDIUM     LARGE
     VALUE
     GROWTH                     X         X          X




================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER FUTURE FINANCIAL SERVICES FUND:
OCTOBER 31, 1997-MARCH 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

            Turner Future Financial    NASDAQ Bank Index    S&P Financials Index
                 Services Fund

10/31/97              10000                  10000               10000
Sep 98                10302                   9138                9952
Sep 99                11293                   9059               11631
Sep 00                12745                   9842               15566
Mar 01                12466                  10541               14411


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Future Financial Services Fund is October 20, 1997.


---------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2001
---------------------------------------------------
PAST ONE YEAR   PAST THREE YEARS   SINCE INCEPTION
13.35%          -1.19%             7.71%
---------------------------------------------------


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 17

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER NEW ENERGY & POWER TECHNOLOGY FUND

================================================================================
FUND OBJECTIVE

The Turner New Energy & Power Technology Fund seeks long-term capital appreciation. It invests in equity securities of energy and power technology companies that are traded in the United States and that are using new or advanced technology to produce or deliver their product. Power technology companies are companies that have strong growth prospects and that Turner believes have, or will develop, products, processes, or services that build on or incorporate technological advances and improvements. The Fund's holdings will be concentrated in the energy industry.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

63.0% Energy
22.0% Producer durables
6.7%  Utilities/communication
4.3%  Materials/processing
4.0%  Technology


FUND PROFILE
MARCH 31, 2001

o    Ticker symbol TNEPX
o    CUSIP #87252R730
o    Top 10 holdings
     (1)  Capstone Turbine
     (2)  Active Power
     (3)  Dynegy, Cl A
     (4)  Calpine
     (5)  Beacon Power
     (6)  FuelCell Energy
     (7)  Shaw Group
     (8)  Kinder Morgan
     (9)  Transocean Sedco Forex
     (10) International Rectifier
o    % in 10 largest holdings 63.2%
o    Number of holdings 22
o    Price/earnings ratio 85
o    Weighted average market capitalization $6.2 billion
o    % of holdings with positive earnings surprises 52.8%
o    % of holdings with negative earnings surprises 0.0%
o    Net assets $782 thousand


                                MARKET CAPITALIZATION
INVESTMENT STYLE              SMALL     MEDIUM     LARGE
     VALUE
     GROWTH                     X         X          X




================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER NEW ENERGY & Power Technology Fund:
February 28, 2001-March 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                         Turner New Energy
                      & Power Technology Fund      S&P Energy Composite Index

2/28/01                       10000                           10000
Mar 01                         9710                            9846


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner New Energy & Power Technology Fund is February 28, 2001.


-------------------------------
CUMULATIVE TOTAL RETURN
Period ending March 31, 2001
-------------------------------
SINCE INCEPTION     -2.90%
-------------------------------


18 | TURNER FUNDS 2001 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER HEALTHCARE & BIOTECHNOLOGY FUND

================================================================================
FUND OBJECTIVE

The Turner Healthcare & Biotechnology Fund seeks long-term capital appreciation. It invests in equity securities issued by healthcare and biotechnology companies that are traded in the United States. While the Fund typically invests in the common stock of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal. The Fund's holdings will be concentrated in the healthcare industry.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

96.2% Healthcare


================================================================================
FUND PROFILE
MARCH 31, 2001

o    Ticker symbol THBCX
o    CUSIP #87252R755
o    Top 10 holdings
     (1)  Pfizer
     (2)  Merck
     (3)  HCA-Healthcare
     (4)  UnitedHealth Group
     (5)  Abbott Laboratories
     (6)  Healthsouth
     (7)  Cigna
     (8)  Laboratory Corporation of America Holdings
     (9)  St. Jude Medical
     (10) Amgen
o    % in 10 largest holdings 52.6%
o    Number of holdings 25
o    Price/earnings ratio 25.0
o    Weighted average market capitalization $51.3 billion
o    % of holdings with positive earnings surprises 41.8%
o    % of holdings with negative earnings surprises 4.6%
o    Net assets $395 thousand


                                MARKET CAPITALIZATION
INVESTMENT STYLE              SMALL     MEDIUM     LARGE
     VALUE
     GROWTH                     X         X          X




================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER HEALTHCARE & Biotechnology Fund:
February 28, 2001-March 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                           Turner Healthcare             S&P Healthcare
                         & Biotechnology Fund            Composite Index

2/28/01                          10000                        10000
Mar 01                            9490                         9252


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Healthcare & Biotechnology Fund is February 28, 2001.


-------------------------------
CUMULATIVE TOTAL RETURN
Period ending March 31, 2001
-------------------------------
SINCE INCEPTION -5.10%
-------------------------------


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 19

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER TAX MANAGED U.S. EQUITY FUND

================================================================================
FUND OBJECTIVE

The Tax Managed U.S. Equity Fund seeks capital appreciation while attempting to minimize the impact of taxes on the returns earned by shareholders. It invests in common stocks of U.S. companies considered by Turner to have strong growth potential and stocks that are favorably priced in relation to their fundamental value and will likely grow over time. While the Fund typically invests in the common stock of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

33.3% Technology
23.3% Consumer discretionary/services
20.2% Healthcare
4.7%  Producer durables
4.2%  Consumber staples
4.1%  Financial services
3.2%  Energy
2.6%  Utilities/communications
0.8%  Autos/transportation
0.8%  Materials/processing


================================================================================
FUND PROFILE
MARCH 31, 2001

o    Ticker symbol TTMEX
o    CUSIP #87252R748
o    Top 10 holdings
     (1)  Microsoft
     (2)  AOL Time Warner
     (3)  Pfizer
     (4)  Wal-Mart Stores
     (5)  Home Depot
     (6)  Intel
     (7)  Abbott Laboratories
     (8)  CVS
     (9)  Dell Computer
     (10) Qualcomm
o    % in 10 largest holdings 32.6%
o    Number of holdings 76
o    Price/earnings ratio 28.2
o    Weighted average market capitalization $71.2 billion
o    % of holdings with positive earnings surprises 50.7%
o    % of holdings with negative earnings surprises 14.4%
o    Net assets $108 thousand


                                MARKET CAPITALIZATION
INVESTMENT STYLE              SMALL     MEDIUM     LARGE
     VALUE
     GROWTH                               X          X




================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TAX MANAGED U.S. EQUITY FUND:
FEBRUARY 28, 2001-MARCH 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

               Turner Tax Managed         S&P 500               Russell 1000
                 US Equity Fund       Composite Index           Growth Index

2/28/01             10000                 10000                    10000
Mar 01               9070                  9366                     8912

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Tax Managed U.S. Equity Fund is February 28, 2001.


-------------------------------
CUMULATIVE TOTAL RETURN
Period ending March 31, 2001
-------------------------------
SINCE INCEPTION
-9.30%
-------------------------------


20 | TURNER FUNDS 2001 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER CORE HIGH QUALITY FIXED INCOME FUND

================================================================================
FUND OBJECTIVE

TheTurner Core High Quality Fixed Income Fund seeks current income and capital appreciation, an objective that emphasizes total return rather than just yield alone. It invests in investment-grade fixed-income securities, including U.S. government, corporate, mortgaged-backed and asset-backed securities.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

68.3% Mortgage-backed securities
27.2% Treasury securities
3.0%  Asset-backed securities
1.5%  Other


================================================================================
FUND PROFILE
MARCH 31, 2001

o    Ticker symbol THQFX,
o    CUSIP #87252R847
o    Top 10 holdings
     (1)  U.S. Treasury Notes, 7.000%, 07/15/06
     (2)  FHLMC, 6.500%, 05/01/29
     (3)  U.S. Treasury Notes, 3.625%, 01/15/08
     (4)  FNMA CMO/REMIC, 6.000%, 12/25/22
     (5)  FNMA, 6.000%, 06/01/14
     (6)  FNMA, 7.000%, 11/01/15
     (7)  U.S. Treasury Bonds, 8.125%, 05/15/21
     (8)  FNMA CMO/REMIC, 6.500%, 06/25/23
     (9)  FNMA CMO/REMIC, 7.500%, 09/25/28
     (10)FNMA CMO/REMIC, 6.500%, 02/25/08
o    % in 10 largest holdings 57.8%
o    Number of holdings 36
o    Average effective duration 4.2 years
o    Average maturity 6.7 years
o    Average yield to maturity 5.7%
o    Average credit quality Agency n Convexity (0.39)
o    Net assets $15 million


                                   MATURITY AVERAGE
CREDIT QUALITY                SHORT     MEDIUM     LONG
     LOW
     MEDIUM
     HIGH                                 X




================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER CORE HIGH QUALITY FIXED INCOME FUND:
JUNE 30, 1999-MARCH 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                    Turner Core High Quality          Lehman Aggregate
                       Fixed Income Fund                 Bond Index

6/30/99                      10000                          10000
Sep 99                       10047                          10068
Sep 00                       10748                          10772
Mar 01                       11528                          11566


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Core High Quality Fixed Income Fund is June 30, 1999.

------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2001
------------------------------------
PAST ONE YEAR      SINCE INCEPTION
11.87%             8.47%
------------------------------------


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 21

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER SHORT DURATION GOVERNMENT FUNDS-
ONE YEAR PORTFOLIO

================================================================================
FUND OBJECTIVE

The Turner Short Duration Government Funds-One Year Portfolio seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The Fund seeks to limit fluctuations in principal and reduce interest-rate risk by maintaining an average effective duration no greater than that of a one-year Treasury note.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

38.7% Other
38.6% Mortgage-backed securities
9.5%  Treasury securities
7.0%  Asset-backed securities
6.2%  U.S. agency securities


================================================================================
FUND PROFILE
MARCH 31, 2001

o    Ticker symbol TSDOX, Class I Shares
o    CUSIP #872524103, Class I Shares
o    Top 10 holdings
     (1)  U.S. Treasury Notes, 3.625%, 07/15/02
     (2)  FNMA MTN, 6.29%, 09/11/01
     (3)  Dayton Hudson Credit Card Master Trust, 6.110%, 07/15/03
     (4)  U.S. Treasury Notes, 6.500%, 08/31/01
     (5)  Vendee Mortgage Trust, 7.750%, 12/15/03
     (6)  Enterprise Mortgage Acceptance CMO, 6.110%, 07/15/03
     (7)  World Financial Network Credit Card Master Trust, 6.700%, 02/15/04
     (8)  GNMA ARM, 7.750%, 09/20/17
     (9)  FHLMC CMO/REMIC, 6.000%, 12/15/10
     (10) GNMA ARM, 7.375%, 03/20/16
o    % in 10 largest holdings 34.0%
o    Number of holdings 49
o    Average effective duration 0.4 years
o    Average maturity 0.6 years
o    Average yield to maturity 5.4%
o    Average credit quality Agency
o    Convexity (0.17)
o    Net assets $27 million, Class I Shares


                                 MATURITY AVERAGE
CREDIT QUALITY                SHORT     MEDIUM     LONG
     LOW
     MEDIUM
     HIGH                       X




================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SHORT DURATION GOVERNMENT FUNDS-ONE YEAR PORTFOLIO, CLASS I: MARCH 31, 1994-MARCH 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                  Turner Short Duration           Merrill Lynch 3-Month
                    Government-1 Year                U.S. Treasury
                   Portfolio, Class I                 Bill Index

3/1/94                    10000                         10000
Sep 94                    10231                         10235
Sep 95                    10935                         10837
Sep 96                    11704                         11431
Sep 97                    12428                         12047
Sep 98                    13201                         12693
Sep 99                    13906                         13289
Sep 00                    14788                         14058
Mar 01                    15371                         14502

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Short Duration Government Funds-One Year Portfolio (Class I) is March 1, 1994.


-------------------------------------------------------------
Annualized total returns
Periods ending March 31, 2001
-------------------------------------------------------------
                  PAST ONE  PAST THREE  PAST FIVE  SINCE
                  YEAR      YEARS       YEARS      INCEPTION
Class I Shares    7.53%     6.27%       6.29%       6.25%
Class II Shares   7.06%     5.96%         --        5.88%
-------------------------------------------------------------


22 | TURNER FUNDS 2001 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER SHORT DURATION GOVERNMENT FUNDS-
THREE YEAR PORTFOLIO

================================================================================
FUND OBJECTIVE

The Turner Short Duration Government Funds-Three Year Portfolio seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The Fund seeks to limit fluctuations in principal and reduce interest rate risk by maintaining an average effective duration no greater than that of a three year Treasury Bill.

================================================================================
SECTOR WEIGHTINGS:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

68.7% Mortgage-backed securities
28.7% Treasury securities
3.0%  Asset-backed securities


================================================================================
FUND PROFILE
MARCH 31, 2001

o    Ticker symbol TSDGX, Class I Shares
o    CUSIP #872524202, Class I Shares
o    Top 10 holdings
     (1)  U.S. Treasury Notes, 7.000%, 07/15/06
     (2)  U.S. Treasury Notes, 3.625%, 07/15/02
     (3)  U.S. Treasury Notes, 5.875%, 11/30/01
     (4)  FHLMC, 7.000%, 10/01/13
     (5)  Enterprise Mortgage Acceptance CMO, 6.110%, 07/15/03
     (6)  FNMA, 8.000%, 09/25/06
     (7)  Vendee Mortgage Trust, 7.750%, 12/15/03
     (8)  FNMA, 8.000%, 01/01/31
     (9)  FNMA, 7.000%, 04/01/15
     (10) FNMA, 7.000%, 03/01/15
o    % in 10 largest holdings 50.0%
o    Number of holdings 67
o    Average effective duration 1.5 years
o    Average maturity 2.3 years
o    Average yield to maturity 5.0%
o    Average credit quality Agency n Convexity (0.26)
o    Net assets $49 million, Class I Shares


                                 MATURITY AVERAGE
CREDIT QUALITY                SHORT     MEDIUM     LONG
     LOW
     MEDIUM
     HIGH                      X




================================================================================
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SHORT DURATION GOVERNMENT FUNDS-THREE YEAR PORTFOLIO, CLASS I: MARCH 31, 1994-MARCH 31, 2001 *


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                  Turner Short Duration             Lehman 1-3 Year
                    Government-3 Year                 Government
                   Portfolio, Class I                 Bond Index

3/1/94                    10000                         10000
Sep 94                    10089                         10049
Sep 95                    10976                         10871
Sep 96                    11637                         11488
Sep 97                    12463                         12279
Sep 98                    13469                         13253
Sep 99                    13858                         13676
Sep 00                    14690                         14475
Mar 01                    15444                         15292



* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Short Duration Government Funds-Three Year Portfolio (Class I) is March 1, 1994.


----------------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2001
----------------------------------------------------------------
                   PAST ONE   PAST THREE  PAST FIVE   SINCE
                   YEAR       YEARS       YEARS       INCEPTION
Class I Shares     9.30%      6.30%       6.42%       6.33%
Class II Shares    9.16%        --          --        8.82%
----------------------------------------------------------------


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 23

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SELECT GROWTH EQUITY FUND
March 31, 2001
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
COMMON STOCKS--98.6%
--------------------------------------------------------------------------------
ADMINISTRATION OF ENVIRONMENTAL
     QUALITY PROGRAMS--1.1%
--------------------------------------------------------------------------------
Waste Management                                   21,740              $    537
                                                                       --------
Total administration of environmental
     quality programs                                                       537
                                                                       --------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Pepsico                                            18,140                   797
                                                                       --------
Total beverage manufacturing                                                797
                                                                       --------

--------------------------------------------------------------------------------
BUILDING MATERIAL & supplies dealers--3.8%
--------------------------------------------------------------------------------
Home Depot                                         44,420                 1,915
                                                                       --------
Total building material & supplies dealers                                1,915
                                                                       --------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
     MANUFACTURING--4.2%
--------------------------------------------------------------------------------
Nokia OYJ ADR                                      27,070                   650
Qualcomm*                                          26,180                 1,482
                                                                       --------
Total communications equipment
     manufacturing                                                        2,132
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
     MANUFACTURING--8.8%
--------------------------------------------------------------------------------
Dell Computer*                                     84,450                 2,169
International Business Machines                    23,540                 2,264
                                                                       --------
Total computer & peripheral equipment
     manufacturing                                                        4,433
                                                                       --------

--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.3%
--------------------------------------------------------------------------------
Cardinal Health                                     6,660                   644
                                                                       --------
Total drugs & druggists' sundries wholesale                                 644
                                                                       --------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION
     & DISTRIBUTION--2.6%
--------------------------------------------------------------------------------
AES*                                               17,150                   857
Calpine*                                            8,230                   453
                                                                       --------
Total electric power generation, transmission
     & distribution                                                       1,310
                                                                       --------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--7.9%
--------------------------------------------------------------------------------
General Electric                                   95,570                 4,001
                                                                       --------
Total electrical equipment manufacturing                                  4,001
                                                                       --------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.4%
--------------------------------------------------------------------------------
eBay*                                              19,070                   690
                                                                       --------
Total electronic shopping
     & mail-order houses                                                    690
                                                                       --------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.6%
--------------------------------------------------------------------------------
HCA-Healthcare                                     20,450                   824
                                                                       --------
Total general medical
     & surgical hospitals                                                   824
                                                                       --------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--2.8%
--------------------------------------------------------------------------------
CVS                                                12,310                   720
Walgreen                                           16,330                   666
                                                                       --------
Total health & personal care stores                                       1,386
                                                                       --------

--------------------------------------------------------------------------------
HEALTHCARE--1.9%
--------------------------------------------------------------------------------
Medtronic                                          21,180                   969
                                                                       --------
Total healthcare                                                            969
                                                                       --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--5.7%
--------------------------------------------------------------------------------
AOL Time Warner*                                   71,190                 2,858
                                                                       --------
Total information services                                                2,858
                                                                       --------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--2.3%
--------------------------------------------------------------------------------
Cigna                                               5,780                   621
UnitedHealth Group                                  8,920                   529
                                                                       --------
Total insurance carriers                                                  1,150
                                                                       --------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
     MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Baxter International                                9,190                   865
                                                                       --------
Total medical equipment & supplies
     manufacturing                                                          865
                                                                       --------

24 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SELECT GROWTH EQUITY FUND
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--2.1%
--------------------------------------------------------------------------------
Clear Channel Communications*                      19,430              $  1,058
                                                                       --------
Total motion picture & video industries                                   1,058
                                                                       --------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.1%
--------------------------------------------------------------------------------
Fannie Mae                                          7,120                   567
                                                                       --------
Total nondepository credit intermediation                                   567
                                                                       --------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT
     & COMPONENT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
CIENA*                                              8,770                   366
                                                                       --------
Total other electrical equipment
     & component manufacturing                                              366
                                                                       --------

--------------------------------------------------------------------------------
OTHER GENERAL MERCHANDISE STORES--3.6%
--------------------------------------------------------------------------------
Wal-Mart Stores                                    36,140                 1,825
                                                                       --------
Total other general merchandise stores                                    1,825
                                                                       --------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
     MANUFACTURING--12.9%
--------------------------------------------------------------------------------
Abbott Laboratories                                28,470                 1,343
American Home Products                             13,620                   800
Amgen*                                             11,170                   672
Pfizer                                             90,012                 3,686
                                                                       --------
Total pharmaceutical & medicine
     manufacturing                                                        6,501
                                                                       --------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS
     INTERMEDIATION & BROKERAGE--1.2%
--------------------------------------------------------------------------------
Goldman Sachs Group                                 7,090                   603
                                                                       --------
Total securities & commodity contracts
     intermediation & brokerage                                             603
                                                                       --------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
     COMPONENT MANUFACTURING--18.0%
--------------------------------------------------------------------------------
Agere Systems, Cl A*                               87,040                   538
Analog Devices*                                    17,880                   648
Applied Materials*                                 20,510                   892
Celestica*                                         16,550                   456
Flextronics International Ltd.*                    34,200                   513
Intel                                             109,830                 2,890
JDS Uniphase*                                      24,750                   456
Micron Technology*                                 28,090                 1,167
Texas Instruments                                  31,190                   966
Xilinx*                                            15,050                   529
                                                                       --------
Total semiconductor & other electronic
     component manufacturing                                              9,055
                                                                       --------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--9.2%
--------------------------------------------------------------------------------
Microsoft*                                         84,310                 4,611
                                                                       --------
Total software publishers                                                 4,611
                                                                       --------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.1%
--------------------------------------------------------------------------------
WorldCom*                                          28,390                   531

Total telecommunications                                                    531
                                                                       --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (COST $53,118)                                                      49,628
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.6%
     (COST $53,118)                                                      49,628
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.4%                                     724
================================================================================

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                                $50,352
================================================================================

* Non-income producing security
ADR - American Depositary Receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 25

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
March 31, 2001
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
COMMON STOCKS--95.6%
--------------------------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--1.5%
--------------------------------------------------------------------------------
Concord EFS*                                      267,680              $ 10,824
                                                                       --------
Total Activities related to credit
     intermediation                                                      10,824
                                                                       --------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.0%
--------------------------------------------------------------------------------
Getty Images*                                     210,310                 3,391
Lamar Advertising*                                102,480                 3,766
                                                                       --------
Total Advertising & related services                                      7,157
                                                                       --------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
     MACHINERY MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Cooper Cameron*                                    97,340                 5,256
                                                                       --------
Total Agriculture, construction &
     mining machinery manufacturing                                       5,256
                                                                       --------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
     PROCESSING--0.6%
--------------------------------------------------------------------------------
Alcan                                             114,280                 4,114
                                                                       --------
Total Alumina & aluminum
     production & processing                                              4,114
                                                                       --------

--------------------------------------------------------------------------------
AUTO & TRANSPORTATION--0.6%
--------------------------------------------------------------------------------
Tidewater                                         102,330                 4,625
                                                                       --------
Total Auto & transportation                                               4,625
                                                                       --------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Pepsi Bottling Group                               94,140                 3,578
                                                                       --------
Total Beverage manufacturing                                              3,578
                                                                       --------

--------------------------------------------------------------------------------
BOOK, PERIODICAL & MUSIC STORES--1.1%
--------------------------------------------------------------------------------
Barnes & Noble*                                   326,710                 7,808
                                                                       --------
Total Book, periodical & music stores                                     7,808
                                                                       --------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--0.6%
--------------------------------------------------------------------------------
Adelphia Communications, Cl A*                    114,780                 4,649
                                                                       --------
Total Cable networks & program
     distribution                                                         4,649
                                                                       --------

--------------------------------------------------------------------------------
CLOTHING STORES--0.5%
--------------------------------------------------------------------------------
Talbots                                            92,830                 3,943
                                                                       --------
Total Clothing stores                                                     3,943
                                                                       --------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
     MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Polycom*                                           16,870                   209
Western Wireless, Cl A*                            89,050                 3,618
                                                                       --------
Total Communications equipment
     manufacturing                                                        3,827
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
     MANUFACTURING--2.6%
--------------------------------------------------------------------------------
Electronics for Imaging*                          333,650                 8,216
Integrated Device Technology*                     232,880                 6,896
Lexmark International*                             88,040                 4,008
                                                                       --------
Total Computer & peripheral
     equipment manufacturing                                             19,120
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED
     SERVICES--3.6%
--------------------------------------------------------------------------------
DST Systems*                                       75,070                 3,618
Internet Security Systems*                         81,330                 2,225
Oni Systems*                                      489,600                 9,547
Peregrine Systems*                                403,940                 7,877
Sapient*                                          459,270                 3,301
                                                                       --------
Total Computer systems design &
     related services                                                    26,568
                                                                       --------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Tommy Hilfiger*                                   331,300                 4,257
                                                                       --------
Total Cut & sew apparel manufacturing                                     4,257
                                                                       --------

--------------------------------------------------------------------------------
DAIRY PRODUCT MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Suiza Foods*                                      124,340                 5,980
                                                                       --------
Total Dairy product manufacturing                                         5,980
                                                                       --------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--1.3%
--------------------------------------------------------------------------------
Affiliated Computer Services, Cl A*                51,260                 3,327
Fiserv*                                           138,815                 6,210
                                                                       --------
Total Data processing services                                            9,537
                                                                       --------

--------------------------------------------------------------------------------
DEPARTMENT STORES--0.7%
--------------------------------------------------------------------------------
Federated Department Stores*                      126,630                 5,261
                                                                       --------
Total Department stores                                                   5,261
                                                                       --------


26 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--0.7%
--------------------------------------------------------------------------------
Zions Bancorporation                              105,070              $  5,473
                                                                       --------
Total Depository credit intermediation                                    5,473
                                                                       --------

--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.1%
--------------------------------------------------------------------------------
Amerisource Health, Cl A*                          74,070                 3,633
Henry Schein*                                     116,580                 4,284
                                                                       --------
Total Drugs & druggists'
     sundries wholesale                                                   7,917
                                                                       --------

--------------------------------------------------------------------------------
Electric power generation, transmission
    & distribution--2.6%
--------------------------------------------------------------------------------
Calpine*                                          349,680                19,257
                                                                       --------
Total Electric power generation,
     transmission & distribution                                         19,257
                                                                       --------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.2%
--------------------------------------------------------------------------------
Best Buy*                                         119,000                 4,279
CDW Computer Centers*                             150,450                 4,664
                                                                       --------
Total Electronics & appliance stores                                      8,943
                                                                       --------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
     EQUIPMENT MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Capstone Turbine*                                 365,680                10,376
                                                                       --------
Total Engine, turbine & power
     transmission equipment
     manufacturing                                                       10,376
                                                                       --------

--------------------------------------------------------------------------------
FINANCIAL SERVICES--1.3%
--------------------------------------------------------------------------------
Bisys Group*                                       45,430                 2,428
Sungard Data Systems*                             143,940                 7,086
                                                                       --------
Total Financial services                                                  9,514
                                                                       --------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.8%
--------------------------------------------------------------------------------
Brinker International*                            203,870                 5,690
                                                                       --------
Total Full-service restaurants                                            5,690
                                                                       --------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.4%
--------------------------------------------------------------------------------
Health Management
     Associates, Cl A*                            240,520                 3,740
Universal Health Services, Cl B*                   76,880                 6,789
                                                                       --------
Total General medical &
     surgical hospitals                                                  10,529
                                                                       --------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--1.3%
--------------------------------------------------------------------------------
General Mills                                     228,300                 9,819
                                                                       --------
Total Grain & oilseed milling                                             9,819
                                                                       --------

--------------------------------------------------------------------------------
HEALTHCARE--4.0%
--------------------------------------------------------------------------------
Express Scripts, Cl A*                            129,280                11,206
IMS Health                                        338,500                 8,429
Thermo Electron*                                  305,300                 6,863
Waters*                                            71,750                 3,333
                                                                       --------
Total Healthcare                                                         29,831
                                                                       --------

--------------------------------------------------------------------------------
HOME FURNISHINGS STORES--1.1%
--------------------------------------------------------------------------------
Bed Bath & Beyond*                                344,050                 8,451
                                                                       --------
Total Home furnishings stores                                             8,451
                                                                       --------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--3.3%
--------------------------------------------------------------------------------
Kla-Tencor*                                       236,460                 9,311
Lam Research*                                     274,700                 6,524
Novellus Systems*                                 201,610                 8,178
                                                                       --------
Total Industrial machinery
     manufacturing                                                       24,013
                                                                       --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--1.1%
--------------------------------------------------------------------------------
DoubleClick*                                      417,490                 4,827
Interwoven*                                       333,220                 3,353
                                                                       --------
Total Information services                                                8,180
                                                                       --------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--1.3%
--------------------------------------------------------------------------------
UnitedHealth Group                                157,790                 9,351
                                                                       --------
Total Insurance carriers                                                  9,351
                                                                       --------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.0%
--------------------------------------------------------------------------------
Starbucks*                                        173,870                 7,379
                                                                       --------
Total Limited-service eating places                                       7,379
                                                                       --------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
     CONSULTING SERVICES--1.3%
--------------------------------------------------------------------------------
TMP Worldwide*                                    246,380                 9,255
                                                                       --------
Total Management, scientific &
     technical consulting services                                        9,255
                                                                       --------


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 27

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--0.5%
--------------------------------------------------------------------------------
Laboratory Corporation of
     America Holdings*                             32,560              $  3,915
                                                                       --------
Total Medical & diagnostic laboratories                                   3,915
                                                                       --------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
     MANUFACTURING--2.6%
--------------------------------------------------------------------------------
Becton Dickinson                                  164,300                 5,803
Biomet                                             71,430                 2,814
St. Jude Medical*                                 199,040                10,718
                                                                       --------
Total Medical equipment &
     supplies manufacturing                                              19,335
                                                                       --------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.5%
--------------------------------------------------------------------------------
BJ Services*                                       58,740                 4,182
Nabors Industries*                                134,560                 6,976
                                                                       --------
Total Mining support activities                                          11,158
                                                                       --------

--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.1%
--------------------------------------------------------------------------------
Macrovision*                                      187,780                 8,180
                                                                       --------
Total Motion picture & video industries                                   8,180
                                                                       --------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.4%
--------------------------------------------------------------------------------
Kinder Morgan                                      55,920                 2,975
                                                                       --------
Total Natural gas distribution                                            2,975
                                                                       --------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/ELECTROMEDICAL/
     CONTROL INSTRUMENTS MANUFACTURING--0.5%
--------------------------------------------------------------------------------
L-3 Communications Holdings*                       49,960                 3,944
                                                                       --------
Total Navigational/measuring/
     electromedical/control
     instruments manufacturing                                            3,944
                                                                       --------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.6%
--------------------------------------------------------------------------------
Providian Financial                               396,480                19,447
                                                                       --------
Total Nondepository credit
     intermediation                                                      19,447
                                                                       --------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.7%
--------------------------------------------------------------------------------
Anadarko Petroleum                                 99,210                 6,228
Apache                                            123,780                 7,131
Murphy Oil                                         40,460                 2,694
Noble Affiliates                                   96,610                 4,032
                                                                       --------
Total Oil & gas extraction                                               20,085
                                                                       --------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.7%
--------------------------------------------------------------------------------
Waddell & Reed Financial, Cl A                    188,650                 5,348
                                                                       --------
Total Other financial investment activities                               5,348
                                                                       --------

--------------------------------------------------------------------------------
OTHER PERSONAL SERVICES--1.3%
--------------------------------------------------------------------------------
Cendant*                                          677,260                 9,881
                                                                       --------
Total Other personal services                                             9,881
                                                                       --------

--------------------------------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT
     MANUFACTURING--2.0%
--------------------------------------------------------------------------------
Harley-Davidson                                   379,350                14,396
                                                                       --------
Total Other transportation
     equipment manufacturing                                             14,396
                                                                       --------


--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--0.7%
--------------------------------------------------------------------------------
Healthsouth*                                      396,610                 5,112
                                                                       --------
Total Outpatient care centers                                             5,112
                                                                       --------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
     MANUFACTURING--7.5%
--------------------------------------------------------------------------------
Allergan                                          144,550                10,718
Biovail*                                          120,220                 4,344
Forest Laboratories*                               95,390                 5,651
Genzyme-General Division*                         101,290                 9,150
Invitrogen*                                        83,570                 4,584
King Pharmaceuticals*                             308,035                12,552
Watson Pharmaceutical*                            164,170                 8,635
                                                                       --------
Total Pharmaceutical & medicine
     manufacturing                                                       55,634
                                                                       --------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--1.8%
--------------------------------------------------------------------------------
Dynegy, Cl A                                      258,240                13,173
                                                                       --------
Total Pipeline transportation
     of natural gas                                                      13,173
                                                                       --------

--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.1%
--------------------------------------------------------------------------------
Univision Communications, Cl A*                   211,260                 8,062
                                                                       --------
Total Radio & television broadcasting                                     8,062
                                                                       --------

--------------------------------------------------------------------------------
SCIENTIFIC R&d services--0.8%
--------------------------------------------------------------------------------
Cephalon*                                                63,170           3,036
Idec Pharmaceuticals*                                    67,460           2,698
                                                                       --------
Total Scientific r&d services                                             5,734
                                                                       --------




28 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS
     INTERMEDIATION & BROKERAGE--0.7%
--------------------------------------------------------------------------------
Bear Stearns                                      111,520                 5,101
                                                                       --------
Total Securities & commodity contracts
     intermediation & brokerage                                           5,101
                                                                       --------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--12.2%
--------------------------------------------------------------------------------
Advanced Micro Devices*                           360,860                 9,577
Agere Systems, Cl A*                              521,420                 3,222
Celestica*                                        155,010                 4,275
Cypress Semiconductor*                            328,910                 5,832
DDI/CA*                                           263,370                 4,444
Flextronics International Ltd.*                   279,180                 4,188
Globespan*                                        128,460                 2,810
International Rectifier*                          127,440                 5,161
Jabil Circuit*                                    212,890                 4,603
Lattice Semiconductor*                            382,070                 6,949
Marvell Technology Group Ltd.*                    257,270                 3,103
National Semiconductor*                           342,940                 9,174
Nvidia*                                           163,780                10,633
RF Micro Devices*                                 212,400                 2,482
Sanmina*                                          370,380                 7,246
Semtech*                                          221,950                 6,534
                                                                       --------
Total Semiconductor & other electronic
     component manufacturing                                             90,233
                                                                       --------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--8.1%
--------------------------------------------------------------------------------
BMC Software*                                     316,760                 6,810
Compuware*                                      1,176,300                11,469
Electronic Arts*                                  215,430                11,687
Mercury Interactive*                              228,490                 9,568
Micromuse*                                        283,610                10,718
SmartForce ADR*                                   230,740                 5,120
Wind River Systems*                               203,360                 4,728
                                                                       --------
Total Software publishers                                                60,100
                                                                       --------

--------------------------------------------------------------------------------
TECHNOLOGY--1.3%
--------------------------------------------------------------------------------
Microchip Technology*                             247,680                 6,269
Plexus*                                           126,210                 3,234
                                                                       --------
Total Technology                                                          9,503
                                                                       --------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.8%
--------------------------------------------------------------------------------
Broadwing*                                        196,490                 3,763
Sonus Networks*                                   468,960                 9,357
                                                                       --------
Total Telecommunications                                                 13,120
                                                                       --------

--------------------------------------------------------------------------------
TRANSPORTATION--0.4%
--------------------------------------------------------------------------------
SPX*                                               34,950                 3,172
                                                                       --------
Total Transportation                                                      3,172
                                                                       --------

--------------------------------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION SERVICES--0.4%
--------------------------------------------------------------------------------
Sabre Holdings*                                    65,920                 3,044
                                                                       --------
Total Travel arrangement &
     reservation services                                                 3,044
                                                                       --------

--------------------------------------------------------------------------------
WASTE TREATMENT & DISPOSAL--0.8%
--------------------------------------------------------------------------------
Allied Waste Industries*                          371,470                 5,825
                                                                       --------
Total Waste treatment & disposal                                          5,825
                                                                       --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (Cost $759,583)                                                    706,959
================================================================================

                                           Face Amount                  Value
                                                  (000)                 (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.4%
--------------------------------------------------------------------------------
JP Morgan Chase (A)
     5.270%, dated 3/30/01, matures
     04/02/00, repurchase price $25,103,680
     (collateralized by U.S. Government
     Agency Obligations, total market
     value $25,598,726)                         $  25,096                25,096

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $25,096)                                                      25,096
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.0%
     (COST $784,679)                                                    732,055
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.0%                                    7,733
================================================================================

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                                $739,788
================================================================================

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American Depositary Receipt
Cl - Class Ltd. - Limited

The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 29

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
March 31, 2001
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
COMMON STOCKS--96.9%
--------------------------------------------------------------------------------
ADMINISTRATION OF ENVIRONMENTAL
     QUALITY PROGRAMS--0.9%
--------------------------------------------------------------------------------
Waste Connections*                                 92,670              $  2,670
                                                                       --------
Total administration of environmental
     quality programs                                                     2,670
                                                                       --------

--------------------------------------------------------------------------------
ADVERTISING & rELATED SERVICES--1.1%
--------------------------------------------------------------------------------
Getty Images*                                     102,630                 1,655
True North Communications                          36,800                 1,389
                                                                       --------
Total advertising & related services                                      3,044
                                                                       --------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE
     RELATED ACTIVITIES--0.9%
--------------------------------------------------------------------------------
Arthur J Gallagher                                 89,370                 2,476
                                                                       --------
Total agencies & other insurance
     related activities                                                   2,476
                                                                       --------

--------------------------------------------------------------------------------
AMUSEMENT PARKS & ARCADES--0.6%
--------------------------------------------------------------------------------
Six Flags*                                         91,150                 1,764
                                                                       --------
Total amusement parks & arcades                                           1,764
                                                                       --------

--------------------------------------------------------------------------------
APPAREL, PIECE GOODS & NOTIONS WHOLESALE--0.7%
--------------------------------------------------------------------------------
Men's Wearhouse*                                   85,700                 1,849
                                                                       --------
Total apparel, piece goods &
     notions wholesale                                                    1,849
                                                                       --------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
     RELATED SERVICES--0.7%
--------------------------------------------------------------------------------
Tetra Tech*                                       104,560                 2,117
                                                                       --------
Total architectural, engineering &
     related services                                                     2,117
                                                                       --------

--------------------------------------------------------------------------------
AUTO & TRANSPORTATION--0.6%
--------------------------------------------------------------------------------
Expeditors International Washington                31,470                 1,587
                                                                       --------
Total auto & transportation                                               1,587
                                                                       --------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Church & Dwight                                    60,990                 1,325
Millennium Chemicals                              184,520                 3,021
OM Group                                           65,560                 3,491
                                                                       --------
Total basic chemical manufacturing                                        7,837
                                                                       --------

--------------------------------------------------------------------------------
BOOK, PERIODICAL & MUSIC STORES--0.7%
--------------------------------------------------------------------------------
Barnes & Noble*                                    85,920                 2,053
                                                                       --------
Total book, periodical & music stores                                     2,053
                                                                       --------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--0.8%
--------------------------------------------------------------------------------
Mediacom Communications*                          113,770                 2,226
                                                                       --------
Total cable networks & program
     distribution                                                         2,226
                                                                       --------

--------------------------------------------------------------------------------
CLOTHING STORES--2.0%
--------------------------------------------------------------------------------
Abercrombie & Fitch, Cl A*                         44,820                 1,466
Charlotte Russe Holding*                           73,280                 2,180
Pacific Sunwear of California*                     69,010                 1,898
                                                                       --------
Total clothing stores                                                     5,544
                                                                       --------

--------------------------------------------------------------------------------
COLLEGES, UNIVERSITIES &
     PROFESSIONAL SCHOOLS--1.2%
--------------------------------------------------------------------------------
Education Management*                              63,770                 2,080
University of Phoenix Online*                      48,850                 1,426
                                                                       --------
Total colleges, universities &
     professional schools                                                 3,506
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
     MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Electronics for Imaging*                          116,290                 2,864
                                                                       --------
Total Computer & peripheral
     equipment manufacturing                                              2,864
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED
     SERVICES--2.3%
--------------------------------------------------------------------------------
Digital Lightwave*                                 70,250                 1,256
HNC Software*                                      61,020                 1,072
Mercury Computer Systems*                          47,290                 1,815
Netegrity*                                         46,090                 1,135
Ulticom*                                           66,530                 1,227
                                                                       --------
Total computer systems design &
     related services                                                     6,505
                                                                       --------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Tommy Hilfiger*                                   165,800                 2,131
                                                                       --------
Total cut & sew apparel manufacturing                                     2,131
                                                                       --------



30 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
DAIRY PRODUCT MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Suiza Foods*                                       24,070              $  1,158
                                                                       --------
Total dairy product manufacturing                                         1,158
                                                                       --------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--0.8%
--------------------------------------------------------------------------------
Documentum*                                        57,020                   627
Intranet Solutions*                                69,510                 1,664
                                                                       --------
Total data processing services                                            2,291
                                                                       --------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.0%
--------------------------------------------------------------------------------
IndyMac Bancorp*                                   65,670                 1,887
Investors Financial Services                       49,530                 2,904
Richmond County Financial                          68,910                 2,024
Webster Financial                                  59,860                 1,755
                                                                       --------
Total depository credit intermediation                                    8,570
                                                                       --------

--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--4.7%
--------------------------------------------------------------------------------
Amerisource Health, Cl A*                          84,140                 4,127
Henry Schein*                                     147,710                 5,428
Medicis Pharmaceutical, Cl A*                      86,440                 3,874
                                                                       --------
Total drugs & druggists' sundries wholesale                              13,429
                                                                       --------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--0.4%
--------------------------------------------------------------------------------
C&D Technologies                                   43,060                 1,188
                                                                       --------
Total electrical equipment manufacturing                                  1,188
                                                                       --------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.5%
--------------------------------------------------------------------------------
Tweeter Home Entertainment
     Group*                                       139,140                 2,705
Ultimate Electronics*                              59,580                 1,489
                                                                       --------
Total electronics & appliance stores                                      4,194
                                                                       --------

--------------------------------------------------------------------------------
ENERGY--1.2%
--------------------------------------------------------------------------------
Hydril*                                            66,390                 1,519
Veritas DGC*                                       57,620                 1,841
                                                                       --------
Total energy                                                              3,360
                                                                       --------

--------------------------------------------------------------------------------
FINANCIAL SERVICES--2.6%
--------------------------------------------------------------------------------
Advent Software*                                   59,500                 2,637
HCC Insurance Holdings                             68,040                 1,800
Jack Henry & Associates                           127,060                 3,010
                                                                       --------
Total financial services                                                  7,447
                                                                       --------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Skechers USA, Cl A*                                55,020                 1,320
                                                                       --------
Total footwear manufacturing                                              1,320
                                                                       --------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.8%
--------------------------------------------------------------------------------
PF Chang's China Bistro*                           63,840                 2,234
                                                                       --------
Total full-service restaurants                                            2,234
                                                                       --------

--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.6%
--------------------------------------------------------------------------------
Usfreightways                                      57,490                 1,811
                                                                       --------
Total general freight trucking                                            1,811
                                                                       --------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.8%
--------------------------------------------------------------------------------
Community Health Systems*                          50,540                 1,440
Triad Hospitals*                                  134,520                 3,800
                                                                       --------
Total general medical & surgical hospitals                                5,240
                                                                       --------

--------------------------------------------------------------------------------
GROCERY STORES--0.6%
--------------------------------------------------------------------------------
Whole Foods Market*                                      38,060           1,603
                                                                       --------
Total grocery stores                                                      1,603
                                                                       --------

--------------------------------------------------------------------------------
HEALTHCARE--4.1%
--------------------------------------------------------------------------------
AdvancePCS*                                        49,300                 2,675
First Health Group*                               116,830                 5,126
MID Atlantic Medical Services*                    112,620                 2,286
Varian*                                            55,290                 1,413
                                                                       --------
Total healthcare                                                         11,500
                                                                       --------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Esterline Technologies*                            82,330                 1,791
PRI Automation*                                    63,140                 1,081
                                                                       --------
Total industrial machinery manufacturing                                  2,872
                                                                       --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--2.9%
--------------------------------------------------------------------------------
Click Commerce*                                    28,340                   241
Docent*                                           230,000                   762
DoubleClick*                                      103,450                 1,196
Interwoven*                                       155,640                 1,566
Matrixone*                                         89,410                 1,526
Saba Software*                                    159,330                   856
Support.com*                                      209,240                 1,056
Vastera*                                          132,210                 1,025
                                                                       --------
Total information services                                                8,228
                                                                       --------



                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 31

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--2.2%
--------------------------------------------------------------------------------
AFC Enterprises*                                   80,450              $  1,549
California Pizza Kitchen*                          59,660                 1,693
Jack in the Box*                                   96,600                 2,893
                                                                       --------
Total limited-service eating places                                       6,135
                                                                       --------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENCE & TECHNICAL
     CONSULTING SERVICES--1.5%
--------------------------------------------------------------------------------
Corporate Executive Board*                         52,010                 1,570
DiamondCluster International, Cl A*                38,370                   333
Resources Connection*                             100,050                 2,214
                                                                       --------
Total management, science & technical
     consulting services                                                  4,117
                                                                       --------

--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--1.7%
--------------------------------------------------------------------------------
Laboratory Corporation of
     America Holdings*                             38,910                 4,679
                                                                       --------
Total medical & diagnostic laboratories                                   4,679
                                                                       --------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
     MANUFACTURING--2.7%
--------------------------------------------------------------------------------
Cooper                                             76,360                 3,616
Inverness Medical Technology*                     101,100                 2,634
Steris*                                            97,320                 1,372
                                                                       --------
Total medical equipment & supplies
     manufacturing                                                        7,622
                                                                       --------


--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.7%
--------------------------------------------------------------------------------
CAL Dive International*                           113,770                 2,887
Key Energy Services*                              312,440                 3,343
Oceaneering International*                         67,980                 1,462
                                                                       --------
Total mining support activities                                           7,692
                                                                       --------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/ELECTROMEDICAL/
     CONTROL INSTRUMENTS MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Mettler Toledo International*                     100,310                 4,129
Triumph Group*                                     51,140                 1,943
                                                                       --------
Total navigational/measuring/
     electromedical/control
     instruments manufacturing                                            6,072
                                                                       --------

--------------------------------------------------------------------------------
NONFERROUS (EXCEPT ALUMINUM) PRODUCTION
     & PROCESSING--1.1%
--------------------------------------------------------------------------------
Olin                                              154,800                 3,156
                                                                       --------
Total nonferrous (except Aluminum)
     production & processing                                              3,156
                                                                       --------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.9%
--------------------------------------------------------------------------------
Caremark Rx*                                      408,910                 5,332
                                                                       --------
Total offices of physicians                                               5,332
                                                                       --------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.3%
--------------------------------------------------------------------------------
Chesapeake Energy*                                312,120                 2,762
Energy Partners Ltd.*                             217,550                 2,056
Gulf Indonesia Resources Ltd.*                    201,500                 1,789
                                                                       --------
Total oil & gas extraction                                                6,607
                                                                       --------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
     MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Active Power*                                     127,600                 2,592
FuelCell Energy*                                   42,980                 2,170
Optical Communication Products*                    74,590                   522
Proton Energy Systems*                             83,530                   624
                                                                       --------
Total other electrical equipment &
     component manufacturing                                              5,908
                                                                       --------

--------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
     MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Shaw Group*                                        73,620                 3,439
                                                                       --------
Total other fabricated metal product
     manufacturing                                                        3,439
                                                                       --------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.2%
--------------------------------------------------------------------------------
Affiliated Managers Group*                         53,180                 2,499
Blackrock/New York*                                26,870                   967
                                                                       --------
Total other financial investment activities                               3,466
                                                                       --------

--------------------------------------------------------------------------------
OTHER FOOD MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Hain Celestial Group*                              52,260                 1,516
                                                                       --------
Total other food manufacturing                                            1,516
                                                                       --------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.7%
--------------------------------------------------------------------------------
Cousins Properties REIT                            75,030                 1,876
                                                                       --------
Total other investment pools & funds                                      1,876
                                                                       --------

32 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Coach*                                             66,090              $  1,911
                                                                       --------
Total other leather & allied product
     manufacturing                                                        1,911
                                                                       --------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Callaway Golf                                      63,370                 1,407
WMS Industries*                                    75,680                 1,362
                                                                       --------
Total other miscellaneous manufacturing                                   2,769
                                                                       --------

--------------------------------------------------------------------------------
OTHER NONMETALLIC MINERAL PRODUCT
     MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Cabot Microelectronics*                            23,880                 1,057
                                                                       --------
Total other nonmetallic mineral product
     manufacturing                                                        1,057
                                                                       --------

--------------------------------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT
     MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Polaris Industries                                 32,410                 1,465
                                                                       --------
Total other transportation equipment
     manufacturing                                                        1,465
                                                                       --------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--0.5%
--------------------------------------------------------------------------------
Health Net*                                        72,740                 1,499
                                                                       --------
Total outpatient care centers                                             1,499
                                                                       --------

--------------------------------------------------------------------------------
PAINT, COATING & ADHESIVE
     MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Valspar                                            46,490                 1,334
                                                                       --------
Total paint, coating & adhesive
     manufacturing                                                        1,334
                                                                       --------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
     MANUFACTURING--3.9%
--------------------------------------------------------------------------------
Alkermes*                                          86,150                 1,890
Aviron*                                            43,950                 1,827
Cima Labs*                                         33,110                 2,057
Invitrogen*                                        70,190                 3,850
NPS Pharmaceuticals*                               62,360                 1,310
                                                                       --------
Total pharmaceutical & medicine
     manufacturing                                                       10,934
                                                                       --------

--------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT
    & SUPPLIES WHOLESALE--1.3%
--------------------------------------------------------------------------------
Patterson Dental*                                 119,180                 3,665
                                                                       --------
Total professional & commercial
     equipment & supplies wholesale                                       3,665
                                                                       --------

--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.4%
--------------------------------------------------------------------------------
Sirius Satellite Radio*                            83,110                 1,034
                                                                       --------
Total radio & television broadcasting                                     1,034
                                                                       --------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.3%
--------------------------------------------------------------------------------
Inhale Therapeutic Systems*                        90,070                 1,925
Titan Pharmaceuticals*                             81,200                 1,803
                                                                       --------
Total scientific r&d services                                             3,728
                                                                       --------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS
     INTERMEDIATION & BROKERAGE--0.9%
--------------------------------------------------------------------------------
Investment Technology Group*                       52,100                 2,667
                                                                       --------
Total securities & commodity contracts
     intermediation & brokerage                                           2,667
                                                                       --------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
     COMPONENT MANUFACTURING--6.9%
--------------------------------------------------------------------------------
American Superconductor*                           94,930                 1,525
Cirrus Logic*                                     155,100                 2,317
DDI/CA*                                           133,770                 2,257
Elantec Semiconductor*                             53,630                 1,425
Emcore*                                            93,920                 2,354
Exar*                                             134,140                 2,632
Globespan*                                         42,730                   935
Integrated Circuit Systems*                        88,270                 1,412
Intersil Holding*                                  52,070                   960
Lattice Semiconductor*                            108,710                 1,977
Semtech*                                           22,450                   661
Technitrol                                         45,930                 1,143
                                                                       --------
Total semiconductor & other electronic
     component manufacturing                                             19,598
                                                                       --------

--------------------------------------------------------------------------------
Shoe stores--0.9%
--------------------------------------------------------------------------------
Genesco*                                           88,850                 2,434
                                                                       --------
Total shoe stores                                                         2,434
                                                                       --------

                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 33

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--3.1%
--------------------------------------------------------------------------------
AremisSoft*                                       104,900              $  1,364
Aspen Technology*                                 103,130                 2,462
Manugistics Group*                                 64,020                 1,172
SmartForce ADR*                                    95,310                 2,115
THQ*                                               43,850                 1,666
                                                                       --------
Total software publishers                                                 8,779
                                                                       --------

--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM
     PURCHASED STEEL--0.6%
--------------------------------------------------------------------------------
Maverick Tube*                                     83,280                 1,716
                                                                       --------
Total steel product manufacturing
     from purchased steel                                                 1,716
                                                                       --------

--------------------------------------------------------------------------------
TECHNOLOGY--3.3%
--------------------------------------------------------------------------------
Axcelis Technologies*                             313,410                 3,624
Plexus*                                            78,730                 2,017
Rudolph Technologies*                              36,820                 1,277
Tollgrade Communications*                          92,310                 2,377
                                                                       --------
Total technology                                                          9,295
                                                                       --------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.8%
--------------------------------------------------------------------------------
Alamosa Holdings*                                 100,590                 1,062
Exfo Electro Optical Engineering*                  50,110                 1,218
Illuminet Holdings*                                53,150                 1,093
Leap Wireless International*                       41,570                 1,167
Metawave Communications*                          110,200                   682
                                                                       --------
Total telecommunications                                                  5,222
                                                                       --------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--1.0%
--------------------------------------------------------------------------------
Station Casinos*                                  207,670                 2,868
                                                                       --------
Total traveler accommodation                                              2,868
                                                                       --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (Cost $308,115)                                                    274,210
================================================================================

                                              Face Amount                Value
                                                    (000)                (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.9%
--------------------------------------------------------------------------------
JP Morgan Chase (A)
     5.270%, dated 3/30/01, matures
     04/02/00, repurchase price $8,253,474
     (collateralized by U.S. Government
     Agency Obligations, total market
     value $8,420,554)                           $  8,251              $  8,251

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $8,251)                                                        8,251
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.8%
     (COST $316,366)                                                    282,461
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.2%                                     519
================================================================================

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital (unlimited authorization--
     no par value) based on 15,633,448
     outstanding shares of beneficial interest                          438,330
Accumulated net investment loss                                          (1,792)
Accumulated net realized loss on
     investments                                                       (119,653)
Net unrealized depreciation on investments                              (33,905)

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                                                 $282,980
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE                                          $18.10
================================================================================

*Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class
Ltd. - Limited
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.


34 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
March 31, 2001
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
COMMON STOCKS--87.4%
--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION
     & PROCESSING--1.0%
--------------------------------------------------------------------------------
Century Aluminum                                   89,500              $  1,432
                                                                       --------
Total alumina & aluminum production
     & processing                                                         1,432
                                                                       --------

--------------------------------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER
     MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Mobile Mini*                                       98,630                 2,718
                                                                       --------
Total boiler, tank & shipping container
     manufacturing                                                        2,718
                                                                       --------

--------------------------------------------------------------------------------
CLOTHING STORES--10.7%
--------------------------------------------------------------------------------
Chico's FAS*                                       68,800                 2,257
Christopher & Banks*                              187,178                 5,639
Factory 2-U Stores*                                52,230                 1,427
HOT Topic*                                         75,310                 2,109
Pacific Sunwear of California*                     75,590                 2,079
Wet Seal, Cl A*                                    32,950                   844
Wilsons Leather Experts*                           64,040                 1,221
                                                                       --------
Total clothing stores                                                    15,576
                                                                       --------

--------------------------------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
     MACHINERY MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Concord Camera*                                   105,910                   748
                                                                       --------
Total commercial & service industry
     machinery manufacturing                                                748
                                                                       --------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
     RENTAL & LEASING--0.6%
--------------------------------------------------------------------------------
Symmetricom*                                       73,005                   885
                                                                       --------
Total commercial/industrial equipment
     rental & leasing                                                       885
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
     MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Read-Rite*                                        198,170                 1,643
Visionics*                                         74,000                   291
                                                                       --------
Total computer & peripheral equipment
     manufacturing                                                        1,934
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
     RELATED SERVICES--1.9%
--------------------------------------------------------------------------------
Caminus*                                           43,450                   888
Netscout Systems*                                  74,400                   381
Optimal Robotics*                                  39,870                 1,039
SignalSoft*                                        52,350                   412
                                                                       --------
Total computer systems design &
     related services                                                     2,720
                                                                       --------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
     WATER TRANSPORTATION--0.8%
--------------------------------------------------------------------------------
OMI-New*                                          183,360                 1,188
                                                                       --------
Total deep sea, coastal & great lakes
     water transportation                                                 1,188
                                                                       --------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.8%
--------------------------------------------------------------------------------
Dime Community Bancshares                          16,670                   454
Firstfed Financial*                                28,570                   800
Independent Bank-Mich                              23,400                   472
PFF Bancorp                                        60,940                 1,398
Seacoast Financial Services                        84,570                 1,179
Sterling Bancshares/Tx                             68,740                 1,203
                                                                       --------
Total depository credit intermediation                                    5,506
                                                                       --------

--------------------------------------------------------------------------------
DIRECT SELLING ESTABLISHMENTS--0.5%
--------------------------------------------------------------------------------
J Jill Group*                                      43,750                   766
                                                                       --------
Total direct selling establishments                                         766
                                                                       --------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION
     & DISTRIBUTION--0.4%
--------------------------------------------------------------------------------
Beacon Power*                                     117,870                   619
                                                                       --------
Total electric power generation,
     transmission & distribution                                            619
                                                                       --------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.6%
--------------------------------------------------------------------------------
Tweeter Home Entertainment
     Group*                                              86,600           1,683
Ultimate Electronics*                                    87,340           2,183
                                                                       --------
Total electronics & appliance stores                                      3,866
                                                                       --------



                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 35

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
ENERGY--2.7%
--------------------------------------------------------------------------------
Horizon Offshore*                                  52,630              $  1,303
Tetra Technologies*                                66,150                 1,340
Universal Compression Holdings*                    35,170                 1,231
                                                                       --------
Total energy                                                              3,874
                                                                       --------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Skechers USA, Cl A*                               129,990                 3,120
                                                                       --------
Total footwear manufacturing                                              3,120
                                                                       --------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.6%
--------------------------------------------------------------------------------
PF Chang's China Bistro*                           23,800                   833
                                                                       --------
Total full-service restaurants                                              833
                                                                       --------

--------------------------------------------------------------------------------
GAMBLING INDUSTRIES--2.8%
--------------------------------------------------------------------------------
Argosy Gaming*                                    157,100                 4,100
                                                                       --------
Total gambling industries                                                 4,100
                                                                       --------

--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.5%
--------------------------------------------------------------------------------
Yellow*                                            43,820                   750
                                                                       --------
Total general freight trucking                                              750
                                                                       --------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.8%
--------------------------------------------------------------------------------
Accredo Health*                                    33,540                 1,096
                                                                       --------
Total health & personal care stores                                       1,096
                                                                       --------

--------------------------------------------------------------------------------
HEALTHCARE--7.4%
--------------------------------------------------------------------------------
American Medical Systems Holdings*                 60,550                   500
Biosite Diagnostics*                               37,850                 1,419
Biosource International*                          181,520                 1,174
Harvard Bioscience*                                81,930                   497
Molecular Devices*                                 14,100                   642
PolyMedica*                                        53,650                 1,221
Stericycle*                                       102,730                 4,584
TriPath Imaging*                                  122,920                   768
                                                                       --------
Total healthcare                                                         10,805
                                                                       --------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.5%
--------------------------------------------------------------------------------
FSI International*                                 89,980                   742
                                                                       --------
Total industrial machinery manufacturing                                    742
                                                                       --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--2.0%
--------------------------------------------------------------------------------
Loudcloud*                                         73,670                   421
SkillSoft*                                         52,880                 1,246
Trizetto Group*                                    87,160                 1,215
                                                                       --------
Total information services                                                2,882
                                                                       --------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--1.3%
--------------------------------------------------------------------------------
Landamerica Financial Group                        52,280                 1,860
                                                                       --------
Total insurance carriers                                                  1,860
                                                                       --------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--2.5%
--------------------------------------------------------------------------------
Buca*                                             136,120                 2,535
California Pizza Kitchen*                          40,310                 1,144
                                                                       --------
Total limited-service eating places                                       3,679
                                                                       --------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENCE & TECHNICAL
     CONSULTING SERVICES--2.2%
--------------------------------------------------------------------------------
FTI Consulting*                                    96,000                 1,247
Resources Connection*                              43,570                   964
Right Management Consultants*                      43,710                 1,054
                                                                       --------
Total management, science & technical
     consulting services                                                  3,265
                                                                       --------

--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--1.1%
--------------------------------------------------------------------------------
Dianon Systems*                                    54,410                 1,625
                                                                       --------
Total medical & diagnostic laboratories                                   1,625
                                                                       --------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
     MANUFACTURING--3.8%
--------------------------------------------------------------------------------
Cooper                                             51,770                 2,451
Endocare*                                          26,220                   191
Med-Design*                                        75,880                 1,024
Orthofix International NV*                         46,470                 1,048
Vital Signs                                        27,400                   880
                                                                       --------
Total medical equipment & supplies
     manufacturing                                                        5,594
                                                                       --------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.5%
--------------------------------------------------------------------------------
Key Energy Services*                              153,580                 1,643
Oceaneering International*                         96,080                 2,066
                                                                       --------
Total mining support activities                                           3,709
                                                                       --------

36 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE
     GOODS WHOLESALE--0.9%
--------------------------------------------------------------------------------
Advanced Marketing Services                        58,450              $  1,368
                                                                       --------
Total miscellaneous nondurable
     goods wholesale                                                      1,368
                                                                       --------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Oshkosh Truck                                      27,655                   982
                                                                       --------
Total motor vehicle manufacturing                                           982
                                                                       --------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/ELECTROMEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--2.1%
--------------------------------------------------------------------------------
EDO                                                28,000                   420
Measurement Specialties*                          101,200                 1,944
Photon Dynamics*                                   35,420                   748
                                                                       --------
Total navigational/measuring/electromedical/
     control instruments manufacturing                                    3,112
                                                                       --------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--4.8%
--------------------------------------------------------------------------------
Evergreen Resources*                               46,510                 1,759
HS Resources*                                      49,080                 2,209
Mallon Resources*                                 125,000                 1,039
Patina Oil & Gas                                   74,590                 1,992
                                                                       --------
Total oil & gas extraction                                                6,999
                                                                       --------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
     MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Catalytica Energy Systems*                         30,270                   634
Hexcel*                                           110,120                 1,096
                                                                       --------
Total other electrical equipment
     & component manufacturing                                            1,730
                                                                       --------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.9%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                   53,180                 1,353
                                                                       --------
Total other investment pools & funds                                      1,353
                                                                       --------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Shuffle Master*                                    61,095                 1,539
WMS Industries*                                    83,990                 1,512
                                                                       --------
Total other miscellaneous manufacturing                                   3,051
                                                                       --------

--------------------------------------------------------------------------------
OTHER NONMETALLIC MINERAL PRODUCT
     MANUFACTURING--0.3%
--------------------------------------------------------------------------------
Ceradyne*                                          56,170                   460
                                                                       --------
Total other nonmetallic mineral product
     manufacturing                                                          460
                                                                       --------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
     MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Akorn*                                             64,570                   131
Impax Laboratories*                                60,150                   444
Inkine Pharmaceutical*                            260,650                 1,393
Microcide Pharmaceutical*                          69,860                   254
Vidamed*                                           54,190                   268
                                                                       --------
Total pharmaceutical & medicine
     manufacturing                                                        2,490
                                                                       --------

--------------------------------------------------------------------------------
Residential building construction--1.3%
--------------------------------------------------------------------------------
Del Webb*                                          61,330                 1,895
                                                                       --------
Total residential building construction                                   1,895
                                                                       --------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.6%
--------------------------------------------------------------------------------
Frontier Airlines*                                 74,295                   905
                                                                       --------
Total scheduled air transportation                                          905
                                                                       --------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
     COMPONENT MANUFACTURING--2.8%
--------------------------------------------------------------------------------
AstroPower*                                        18,460                   554
Icos Vision Systems NV*                            51,150                   595
Merix*                                             89,670                 1,205
Pericom Semiconductor*                             50,370                   649
Richardson Electronics Ltd.                        88,120                 1,140
                                                                       --------
Total semiconductor & other electronic
     component manufacturing                                              4,143
                                                                       --------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--1.4%
--------------------------------------------------------------------------------
AremisSoft*                                        86,190                 1,120
EPIQ Systems*                                      45,250                   916
                                                                       --------
Total software publishers                                                 2,036
                                                                       --------

--------------------------------------------------------------------------------
SOUND RECORDING INDUSTRIES--0.7%
--------------------------------------------------------------------------------
Lightbridge*                                       92,870                 1,062
                                                                       --------
Total sound recording industries                                          1,062
                                                                       --------



                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 37

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
TECHNOLOGY--3.9%
--------------------------------------------------------------------------------
Applied Films*                                     69,550              $    804
Bell Micro Products*                               57,060                   645
Daktronics*                                        62,000                 1,163
ESCO Technologies*                                 97,000                 2,421
Jaco Electronics*                                 126,800                   721
                                                                       --------
Total technology                                                          5,754
                                                                       --------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.6%
--------------------------------------------------------------------------------
Metro One Telecommunications*                      25,870                   847
                                                                       --------
Total telecommunications                                                    847
                                                                       --------

--------------------------------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION SERVICES--0.6%
--------------------------------------------------------------------------------
Navigant International*                            85,550                   893
                                                                       --------
Total travel arrangement
     & reservation services                                                 893
                                                                       --------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--0.9%
--------------------------------------------------------------------------------
Hollywood Casino, Cl A*                           139,780                 1,258
                                                                       --------
Total traveler accommodation                                              1,258
                                                                       --------

--------------------------------------------------------------------------------
UTILITIES/COMMUNICATION--1.1%
--------------------------------------------------------------------------------
Artesian Resources, Cl A                            9,500                   240
NUI                                                52,020                 1,405
                                                                       --------
Total utilities/communication                                             1,645
                                                                       --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (COST $117,995)                                                    127,875
================================================================================

--------------------------------------------------------------------------------
MUTUAL FUND--1.8%
--------------------------------------------------------------------------------
Select Sector SPDR-Financial                      100,960                 2,679
                                                                       --------
--------------------------------------------------------------------------------
TOTAL MUTUAL FUND
     (COST $2,861)                                                        2,679
================================================================================


                                              Face Amount                Value
                                                    (000)                (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--9.9%
--------------------------------------------------------------------------------
JP Morgan Chase (A)
     5.270%, dated 3/30/01, matures
     04/02/00, repurchase price $14,449,798
     (collateralized by U.S. Government
     Agency Obligations, total market
     value $14,738,338)                          $ 14,446              $ 14,446

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $14,446)                                                      14,446
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.1%
     (COST $135,302)                                                    145,000
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.9%                                    1,318
================================================================================

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital (unlimited authorization--
     no par value) based on 4,443,327
     outstanding shares of beneficial interest                          137,564
Accumulated net investment loss                                            (338)
Accumulated net realized loss on
     investments                                                           (606)
Net unrealized appreciation on investments                                9,698

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                                                 $146,318
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE                                          $32.93
================================================================================

* Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class
Ltd. - Limited

The accompanying notes are an integral part of the financial statements.


38 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS TURNER
TECHNOLOGY FUND
March 31, 2001
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------
AUDIO & VIDEO EQUIPMENT MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Gemstar-TV Guide International*                    43,960              $  1,264
                                                                       --------
Total audio & video equipment
     manufacturing                                                        1,264
                                                                       --------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
     MANUFACTURING--3.4%
--------------------------------------------------------------------------------
Qualcomm*                                          24,920                 1,411
                                                                       --------
Total communications equipment
     manufacturing                                                        1,411
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
     MANUFACTURING--11.7%
--------------------------------------------------------------------------------
Dell Computer*                                     99,970                 2,568
Electronics for Imaging*                           18,120                   446
Integrated Device Technology*                      26,910                   797
International Business Machines                    11,320                 1,089
                                                                       --------
Total computer & peripheral
     equipment manufacturing                                              4,900
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN
    & RELATED SERVICES--5.7%
--------------------------------------------------------------------------------
Oni Systems*                                       52,510                 1,024
Peregrine Systems*                                 69,580                 1,357
                                                                       --------
Total computer systems design
     & related services                                                   2,381
                                                                       --------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--3.9%
--------------------------------------------------------------------------------
eBay*                                              45,000                 1,629
                                                                       --------
Total electronic shopping
     & mail-order houses                                                  1,629
                                                                       --------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--6.9%
--------------------------------------------------------------------------------
Kla-Tencor*                                        25,320                   997
Lam Research*                                      39,980                   950
Novellus Systems*                                  23,430                   950
                                                                       --------
Total industrial machinery manufacturing                                  2,897
                                                                       --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--7.7%
--------------------------------------------------------------------------------
AOL Time Warner*                                   55,920                 2,245
Loudcloud*                                        171,530                   981
                                                                       --------
Total information services                                                3,226
                                                                       --------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
     COMPONENT MANUFACTURING--41.3%
--------------------------------------------------------------------------------
Advanced Micro Devices*                            44,340                 1,177
Agere Systems, Cl A*                              199,180                 1,231
Altera*                                            49,400                 1,059
Analog Devices*                                    35,600                 1,290
Applied Materials*                                 32,990                 1,435
Celestica*                                         38,620                 1,065
Cypress Semiconductor*                             59,480                 1,055
Flextronics International Ltd.*                    58,020                   870
International Rectifier*                           22,130                   896
Lattice Semiconductor*                             65,470                 1,191
Micron Technology*                                 38,550                 1,601
Nvidia*                                            35,720                 2,319
Texas Instruments                                  31,140                   965
Xilinx*                                            32,500                 1,142
                                                                       --------
Total semiconductor & other electronic
     component manufacturing                                             17,296
                                                                       --------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--13.5%
--------------------------------------------------------------------------------
BMC Software*                                      57,880                 1,244
Compuware*                                        120,640                 1,176
Micromuse*                                         23,930                   904
Microsoft*                                         42,940                 2,348
                                                                       --------
Total software publishers                                                 5,672
                                                                       --------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.3%
--------------------------------------------------------------------------------
Sonus Networks*                                    47,520                   948
                                                                       --------
Total telecommunications                                                    948
                                                                       --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (COST $49,203)                                                      41,624
================================================================================



                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 39

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER TECHNOLOGY FUND
                                              Face Amount                Value
                                                    (000)                (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.1%
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter (A)
     5.270%, dated 3/30/01, matures
     04/02/00, repurchase price $462,108
     (collateralized by U.S. Government
     Agency Obligations, total market
     value $474,128)                            $462                  $     462

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $462)                                                            462
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.5%
     (COST $49,665)                                                      42,086
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.5%)                                  (203)
================================================================================

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                               $ 41,883
================================================================================

* Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class
Ltd. - Limited

The accompanying notes are an integral part of the financial statements.


40 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER TOP 20 FUND
March 31, 2001
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
COMMON STOCKS--98.9%
--------------------------------------------------------------------------------
ADMINISTRATION OF ENVIRONMENTAL
     QUALITY PROGRAMS--5.1%
--------------------------------------------------------------------------------
Waste Management                                  156,910              $  3,876
                                                                       --------
Total administration of environmental
     quality programs                                                     3,876
                                                                       --------

--------------------------------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERs--4.1%
--------------------------------------------------------------------------------
Home Depot                                         73,030                 3,148
                                                                       --------
Total building material & supplies dealers                                3,148
                                                                       --------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
     MANUFACTURING--4.3%
--------------------------------------------------------------------------------
Qualcomm*                                          58,030                 3,286
                                                                       --------
Total communications equipment
     manufacturing                                                        3,286
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
     MANUFACTURING--8.4%
--------------------------------------------------------------------------------
Dell Computer*                                    174,730                 4,488
Electronics for Imaging*                           80,130                 1,973
                                                                       --------
Total computer & peripheral equipment
     manufacturing                                                        6,461
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
     RELATED SERVICES--3.4%
--------------------------------------------------------------------------------
Peregrine Systems*                                132,700                 2,588
                                                                       --------
Total computer systems design &
     related services                                                     2,588
                                                                       --------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION,
     TRANSMISSION & DISTRIBUTION--3.9%
--------------------------------------------------------------------------------
Calpine*                                           54,460                 2,999

Total electric power generation,
     transmission & distribution                                          2,999


--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--4.8%
--------------------------------------------------------------------------------
eBay*                                             101,870                 3,686
                                                                       --------
Total electronic shopping &
     mail-order houses                                                    3,686
                                                                       --------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--4.2%
--------------------------------------------------------------------------------
Capstone Turbine*                                 112,450                 3,191
                                                                       --------
Total engine, turbine & power transmission
     equipment manufacturing                                              3,191
                                                                       --------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--5.1%
--------------------------------------------------------------------------------
HCA-Healthcare                                     96,730                 3,895
                                                                       --------
Total general medical & surgical hospitals                                3,895
                                                                       --------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--8.0%
--------------------------------------------------------------------------------
Lam Research*                                     136,610                 3,245
Novellus Systems*                                  70,290                 2,851

Total industrial machinery manufacturing                                  6,096
                                                                       --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--3.6%
--------------------------------------------------------------------------------
AOL Time Warner*                                   68,810                 2,763
                                                                       --------
Total information services                                                2,763
                                                                       --------

--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--5.2%
--------------------------------------------------------------------------------
Clear Channel Communications*                      73,450                 3,999
                                                                       --------
Total motion picture & video industries                                   3,999
                                                                       --------

--------------------------------------------------------------------------------
OTHER PERSONAL SERVICES--4.1%
--------------------------------------------------------------------------------
Cendant*                                          218,160                 3,183
                                                                       --------
Total other personal services                                             3,183
                                                                       --------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--3.6%
--------------------------------------------------------------------------------
Dynegy, Cl A                                       53,400                 2,724
                                                                       --------
Total pipeline transportation of natural gas                              2,724
                                                                       --------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS
     INTERMEDIATION & BROKERAGE--3.4%
--------------------------------------------------------------------------------
Goldman Sachs Group                                31,050                 2,642
                                                                       --------
Total securities & commodity contracts
     intermediation & brokerage                                           2,642
                                                                       --------



                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 41

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER TOP 20 FUND
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
     COMPONENT MANUFACTURING--14.4%
--------------------------------------------------------------------------------
Advanced Micro Devices*                            70,110              $  1,861
Analog Devices*                                    97,610                 3,537
Nvidia*                                            37,320                 2,423
Texas Instruments                                 104,090                 3,225
                                                                       --------
Total semiconductor & other electronic
     component manufacturing                                             11,046
                                                                       --------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--13.3%
--------------------------------------------------------------------------------
BMC Software*                                     147,130                 3,163
Compuware*                                        282,820                 2,758
Microsoft*                                         77,410                 4,233
                                                                       --------
Total software publishers                                                10,154
                                                                       --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (COST $77,173)                                                      75,737
================================================================================


                                              Face Amount                Value
                                                    (000)                (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.4%
--------------------------------------------------------------------------------
JP Morgan Chase (A)
     5.270%, dated 3/30/01, matures
     04/02/00, repurchase price $1,074,552
     (collateralized by U.S. Government
     Agency Obligations, total market
     value $1,099,781)                             $1,074             $   1,074

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $1,074)                                                        1,074
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.3%
     (COST $78,247)                                                      76,811
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.3%)                                  (261)
================================================================================

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                               $ 76,550
================================================================================

* Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class

The accompanying notes are an integral part of the financial statements.



42 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER GLOBAL TOP 40 FUND
March 31, 2001
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
COMMON STOCKS--99.3%
--------------------------------------------------------------------------------
ADMINISTRATION OF ENVIRONMENTAL
     QUALITY PROGRAMS--2.7%
--------------------------------------------------------------------------------
Waste Management                                    6,020              $    149
                                                                       --------
Total administration of environmental
     quality programs                                                       149
                                                                       --------

--------------------------------------------------------------------------------
AUDIO & VIDEO EQUIPMENT MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Alstom ADR                                          4,410                   122
                                                                       --------
Total audio & video equipment
     manufacturing                                                          122
                                                                       --------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Bass ADR                                           12,340                   121
                                                                       --------
Total beverage manufacturing                                                121
                                                                       --------

--------------------------------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--2.4%
--------------------------------------------------------------------------------
Home Depot                                          3,000                   129
                                                                       --------
Total building aterial & supplies dealers                                   129
                                                                       --------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
     MANUFACTURING--6.2%
--------------------------------------------------------------------------------
Matsushita Electric Industrial Ltd.                 5,950                   110
Nokia OYJ ADR                                       4,270                   103
Qualcomm*                                           2,190                   124
                                                                       --------
Total communications equipment
     manufacturing                                                          337
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
     MANUFACTURING--5.2%
--------------------------------------------------------------------------------
Dell Computer*                                      7,760                   199
Electronics for Imaging*                            3,410                    84
                                                                       --------
Total computer & peripheral equipment
     manufacturing                                                          283
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN
     & RELATED SERVICES--1.6%
--------------------------------------------------------------------------------
Peregrine Systems*                                  4,510                    88
                                                                       --------
Total computer systems design
     & related services                                                      88
                                                                       --------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
     WATER TRANSPORTATION--2.4%
--------------------------------------------------------------------------------
Teekay Shipping                                     3,020                   129
                                                                       --------
Total deep Sea, coastal & great lakes
     water transportation                                                   129
                                                                       --------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION
     & DISTRIBUTION--7.2%
--------------------------------------------------------------------------------
Calpine*                                            1,970                   109
Huaneng Power International ADR                     7,160                   152
Independent Energy Holdings ADR*                   20,530                    --
Powergen ADR                                        3,160                   134
                                                                       --------
Total electric power generation,
     transmission & distribution                                            395
                                                                       --------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.5%
--------------------------------------------------------------------------------
eBay*                                               3,700                   134
                                                                       --------
Total electronic shopping
     & mail-order houses                                                    134
                                                                       --------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
     EQUIPMENT MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Capstone Turbine*                                   4,170                   118
                                                                       --------
Total engine, turbine & power transmission
     equipment manufacturing                                                118
                                                                       --------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--2.6%
--------------------------------------------------------------------------------
HCA-Healthcare                                      3,520                   142
                                                                       --------
Total general medical & surgical hospitals                                  142
                                                                       --------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--4.1%
--------------------------------------------------------------------------------
Lam Research*                                       5,010                   119
Novellus Systems*                                   2,610                   106
                                                                       --------
Total industrial machinery manufacturing                                    225
                                                                       --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--1.9%
--------------------------------------------------------------------------------
AOL Time Warner*                                    2,610                   105
                                                                       --------
Total information services                                                  105
                                                                       --------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--4.6%
--------------------------------------------------------------------------------
Everest Re Group Ltd.                               1,910                   127
Manulife Financial                                  4,570                   121
                                                                       --------
Total insurance carriers                                                    248
                                                                       --------


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 43

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER GLOBAL TOP 40 FUND
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--2.7%
--------------------------------------------------------------------------------
Clear Channel Communications*                       2,670              $    145
                                                                       --------
Total motion picture & video industries                                     145
                                                                       --------

--------------------------------------------------------------------------------
OTHER PERSONAL SERVICES--2.4%
--------------------------------------------------------------------------------
Cendant*                                            8,900                   130
                                                                       --------
Total other personal services                                               130
                                                                       --------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--1.8%
--------------------------------------------------------------------------------
Dynegy, Cl A                                        1,960                   100
                                                                       --------
Total pipeline transportation
     of natural gas                                                         100
                                                                       --------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--2.2%
--------------------------------------------------------------------------------
Canadian National Railway                           3,180                   120
                                                                       --------
Total rail transportation                                                   120
                                                                       --------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.0%
--------------------------------------------------------------------------------
Goldman Sachs Group                                 1,290                   110
                                                                       --------
Total securities & commodity contracts
     intermediation & brokerage                                             110
                                                                       --------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
     COMPONENT MANUFACTURING--20.7%
--------------------------------------------------------------------------------
Advanced Micro Devices*                             2,540                    67
Analog Devices*                                     4,720                   171
Arm Holdings ADR*                                   7,850                   108
ASM Lithography Holding NV*                         5,360                   116
Celestica*                                          3,340                    92
Marvell Technology Group Ltd.*                      6,500                    78
Nvidia*                                             1,360                    88
STMicroelectronics NV                               3,180                   109
Taiwan Semiconductor
     Manufacturing Ltd. ADR                         7,510                   146
Texas Instruments                                   5,000                   155
                                                                       --------
Total semiconductor & other electronic
     component manufacturing                                              1,130
                                                                       --------

                                                 Shares/face              Value
                                                 Amount (000)             (000)
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--8.8%
--------------------------------------------------------------------------------
BMC Software*                                       5,350                   115
Compuware*                                         11,720                   114
Infosys Technologies Ltd. ADR                       1,480                    97
Microsoft*                                          2,800                   153
                                                                       --------
Total software publishers                                                   479
                                                                       --------

--------------------------------------------------------------------------------
SUPPORT ACTIVITIES FOR MINING--1.9%
--------------------------------------------------------------------------------
ENI-Ente Nazionale Idrocarburi ADR                  1,570                   102
                                                                       --------
Total support activities for mining                                         102
                                                                       --------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--6.8%
--------------------------------------------------------------------------------
Amdocs Ltd.*                                        2,370                   114
Korea Telecom ADR                                   4,310                   100
Telefonos de Mexico, Cl L ADR                       4,950                   156
                                                                       --------
Total telecommunications                                                    370
                                                                       --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (COST $5,732)                                                        5,411
================================================================================


                                              Face Amount                Value
                                                    (000)                (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.8%
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter (A)
     4.750%, dated 3/30/01, matures
     04/02/00, repurchase price $154,347
     (collateralized by U.S. Government
     Agency Obligations, total market
     value $157,450)                                 $154                   154

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $154)                                                            154
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--102.1%
     (COST $5,886)                                                        5,565
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(2.1%)                                  (116)
================================================================================

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                                 $5,449
================================================================================

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American Depositary Receipt
Cl - Class
Ltd. - Limited

The accompanying notes are an integral part of the financial statements.



44 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER B2B E-COMMERCE FUND
March 31, 2001 VALUE
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
COMMON STOCKS--98.2%
--------------------------------------------------------------------------------
BOOK, PERIODICAL & MUSIC STORES--4.9%
--------------------------------------------------------------------------------
Barnes & Noble*                                     6,770              $    162
                                                                       --------
Total book, periodical & music stores                                       162
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
     MANUFACTURING--14.7%
--------------------------------------------------------------------------------
Dell Computer*                                      8,430                   217
Electronics for Imaging*                            2,910                    72
International Business Machines                     1,180                   113
Veritas Software*                                   1,831                    85
                                                                       --------
Total computer & peripheral equipment
     manufacturing                                                          487
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
     RELATED SERVICES--6.4%
--------------------------------------------------------------------------------
Internet Security Systems*                          2,370                    65
Netegrity*                                          2,770                    68
Peregrine Systems*                                  4,030                    79
                                                                       --------
Total computer systems design &
     related services                                                       212
                                                                       --------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--2.8%
--------------------------------------------------------------------------------
Intranet Solutions*                                 3,930                    94
                                                                       --------
Total data processing services                                               94
                                                                       --------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--4.3%
--------------------------------------------------------------------------------
Citigroup                                           3,160                   142
                                                                       --------
Total depository credit intermediation                                      142
                                                                       --------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--5.4%
--------------------------------------------------------------------------------
General Electric                                    4,270                   179
                                                                       --------
Total electrical equipment manufacturing                                    179
                                                                       --------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--4.5%
--------------------------------------------------------------------------------
eBay*                                               4,110                   149
                                                                       --------
Total electronic shopping &
     mail-order houses                                                      149
                                                                       --------

--------------------------------------------------------------------------------
FINANCIAL SERVICES--8.0%
--------------------------------------------------------------------------------
First Data                                          2,530                   151
Homestore.com*                                      4,880                   116
                                                                       --------
Total financial services                                                    267
                                                                       --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--16.9%
--------------------------------------------------------------------------------
AOL Time Warner*                                    3,920                   157
Click Commerce*                                     1,640                    14
Docent*                                            11,580                    38
DoubleClick*                                        4,780                    55
Interwoven*                                         7,070                    71
Loudcloud*                                         14,220                    81
Matrixone*                                          4,070                    69
Support.com*                                       15,290                    77
                                                                       --------
Total information services                                                  562
                                                                       --------

--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--2.6%
--------------------------------------------------------------------------------
Macrovision*                                        2,000                    87
                                                                       --------
Total motion picture & video industries                                      87
                                                                       --------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
     COMPONENT MANUFACTURING--12.4%
--------------------------------------------------------------------------------
Celestica*                                          5,030                   139
DDI/CA*                                             6,500                   110
Flextronics International Ltd.*                     5,200                    78
Sanmina*                                            4,220                    83
                                                                       --------
Total semiconductor & other electronic
     component manufacturing                                                410
                                                                       --------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--12.4%
--------------------------------------------------------------------------------
Aspen Technology*                                   4,950                   118
Mercury Interactive*                                  856                    36
Microsoft*                                          3,390                   185
Symantec*                                           1,710                    71
                                                                       --------
Total software publishers                                                   410
                                                                       --------

--------------------------------------------------------------------------------
TECHNOLOGY--2.9%
--------------------------------------------------------------------------------
Plexus*                                             3,730                    96
                                                                       --------
Total technology                                                             96
                                                                       --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (COST $3,848)                                                        3,257
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.2%
     (COST $3,848)                                                        3,257
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.8%                                      59
================================================================================

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                                  $3,316
--------------------------------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
Ltd. - Limited

The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 45

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER WIRELESS & COMMUNICATIONS FUND
March 31, 2001
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------
COMMON STOCKS--99.0%
--------------------------------------------------------------------------------
AUDIO & VIDEO EQUIPMENT MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Gemstar-TV Guide International*                     5,380              $    155
                                                                       --------
Total audio & video equipment
     manufacturing                                                          155
                                                                       --------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--6.2%
--------------------------------------------------------------------------------
Charter Communications, Cl A*                       8,220                   186
Comcast, Cl A*                                      3,750                   157
                                                                       --------
Total cable networks &
     program distribution                                                   343
                                                                       --------
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
     MANUFACTURING--9.7%
--------------------------------------------------------------------------------
Nokia OYJ ADR                                       9,250                   222
Qualcomm*                                           3,230                   183
Western Wireless, Cl A*                             3,300                   134
                                                                       --------
Total Communications equipment
     manufacturing                                                          539
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
     MANUFACTURING--5.1%
--------------------------------------------------------------------------------
Integrated Device Technology*                       5,650                   167
Veritas Software*                                   2,560                   118
                                                                       --------
Total computer & peripheral equipment
     manufacturing                                                          285
                                                                       --------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN
     & RELATED SERVICES--3.7%
--------------------------------------------------------------------------------
Oni Systems*                                       10,680                   208
                                                                       --------
Total computer systems design
     & related services                                                     208
                                                                       --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--2.5%
--------------------------------------------------------------------------------
Loudcloud*                                         24,560                   141
                                                                       --------
Total information services                                                  141
                                                                       --------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
     COMPONENT MANUFACTURING--44.0%
--------------------------------------------------------------------------------
Agere Systems, Cl A*                               30,000                   185
Altera*                                             7,250                   156
Analog Devices*                                     2,850                   103
Celestica*                                          5,760                   159
Cypress Semiconductor*                             10,900                   193
Exar*                                               5,240                   103
Globespan*                                          5,960                   130
International Rectifier*                            5,960                   241
Lattice Semiconductor*                              6,880                   125
Marvell Technology Group Ltd.*                     11,900                   144
Micron Technology*                                  5,800                   241
National Semiconductor*                             6,260                   168
Semtech*                                            4,900                   144
Texas Instruments                                   6,350                   197
Xilinx*                                             4,690                   165
                                                                       --------
Total semiconductor & other electronic
     component manufacturing                                              2,454
                                                                       --------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--5.4%
--------------------------------------------------------------------------------
Micromuse*                                          3,460                   131
Wind River Systems*                                 7,180                   167
                                                                       --------
Total software publishers                                                   298
                                                                       --------

--------------------------------------------------------------------------------
TECHNOLOGY--6.0%
--------------------------------------------------------------------------------
Comverse Technology*                                2,690                   158
Riverstone Networks*                               19,130                   178
                                                                       --------
Total technology                                                            336
                                                                       --------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--13.6%
--------------------------------------------------------------------------------
Broadwing*                                          5,900                   113
Global Crossing Ltd.*                              10,160                   137
Qwest Communications
     International*                                 3,570                   125
Sonus Networks*                                     7,730                   154
WorldCom*                                          12,300                   230
                                                                       --------
Total telecommunications                                                    759
                                                                       --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (Cost $6,794)                                                        5,518
================================================================================


                                                 Shares/face              Value
                                                 Amount (000)             (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.9%
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter (A)
    4.750%, dated 3/30/01, matures
    04/02/00, repurchase price $218,940
    (collateralized by U.S. Government
    Agency Obligations, total market
    value $223,342)                                  $219                   219


--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $219)                                                            219
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--102.9%
     (COST $7,013)                                                        5,737
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(2.9%)                                  (162)
================================================================================

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                                 $5,575
================================================================================

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American Depositary Receipt
Cl - Class Ltd. - Limited

The accompanying notes are an integral part of the financial statements.



46 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER FUTURE FINANCIAL SERVICES FUND
March 31, 2001
                                                                        Value
                                                  Shares                (000)
--------------------------------------------------------------------------------

COMMON STOCKS--101.4%
--------------------------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--2.7%
--------------------------------------------------------------------------------
Concord EFS*                                          200                $    8
                                                                         ------
Total activities related to
     credit intermediation                                                    8
                                                                         ------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--4.8%
--------------------------------------------------------------------------------
Affiliated Computer Services, Cl A*                   210                    14
                                                                         ------
Total data processing services                                               14
                                                                         ------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--38.3%
--------------------------------------------------------------------------------
Bank of America                                       180                    10
Commerce Bancorp-New Jersey                           160                    10
Cullen/Frost Bankers                                  390                    13
Investors Financial Services                          140                     8
JP Morgan Chase                                       140                     6
PNC Financial Services Group                          170                    12
TCF Financial                                         390                    15
Washington Mutual                                     300                    16
Wells Fargo                                           450                    22
                                                                         ------
Total depository credit intermediation                                      112
                                                                         ------

--------------------------------------------------------------------------------
FINANCIAL SERVICES--11.0%
--------------------------------------------------------------------------------
Advent Software*                                      270                    12
Bisys Group*                                          210                    11
Sungard Data Systems*                                 190                     9
                                                                         ------
Total financial services                                                     32
                                                                         ------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--19.9%
--------------------------------------------------------------------------------
AMBAC Financial Group                                 110                     7
American General                                      170                     7
American International Group                          264                    21
Everest Re Group Ltd.                                 180                    12
MGIC Investment                                       160                    11
                                                                         ------
Total insurance carriers                                                     58
                                                                         ------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--16.1%
--------------------------------------------------------------------------------
Fannie Mae                                            210                $   17
Freddie Mac                                           280                    18
Providian Financial                                   250                    12
                                                                         ------
Total nondepository credit intermediation                                    47
                                                                         ------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS
     INTERMEDIATION & BROKERAGE--8.6%
--------------------------------------------------------------------------------
Goldman Sachs Group                                   160                    14
Lehman Brothers Holdings                              180                    11
                                                                         ------
Total securities & commodity contracts
     intermediation & brokerage                                              25
                                                                         ------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (Cost $289)                                                            296
================================================================================

                                                 Shares/face              Value
                                                 Amount (000)             (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--6.8%
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter (A)
     4.750%, dated 3/30/01, matures
     04/02/00, repurchase price $19,791
     (collateralized by U.S. Government
     Agency Obligations, total market
     value $20,189)                                   $20                    20

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (Cost $20)                                                              20
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--108.2%
     (Cost $309)                                                            316
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(8.2%)                                   (24)
================================================================================

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                                    $292
================================================================================

* Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class
Ltd. - Limited
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 47

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENERGY & Power Technology Fund
March 31, 2001
                                                                        Value
                                                          Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCKS--97.8%
--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
     MACHINERY MANUFACTURING--3.7%
--------------------------------------------------------------------------------
Cooper Cameron*                                             550          $   29
                                                                         ------
Total agriculture, construction & mining
     machinery manufacturing                                                 29
                                                                         ------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION
     & DISTRIBUTION--13.8%
--------------------------------------------------------------------------------
AES* 380                                                     19
Beacon Power*                                             8,000              42
Calpine*                                                    850              47
                                                                         ------
Total electric power generation, transmission
     & distribution                                                         108
                                                                         ------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
     EQUIPMENT MANUFACTURING--15.2%
--------------------------------------------------------------------------------
Capstone Turbine*                                         4,210             119
                                                                         ------
Total engine, turbine & power transmission
     equipment manufacturing                                                119
                                                                         ------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--15.1%
--------------------------------------------------------------------------------
BJ Services*                                                400              28
Nabors Industries*                                          560              29
Pride International*                                      1,260              30
Transocean Sedco Forex                                      720              31
                                                                         ------
Total mining support activities                                             118
                                                                         ------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--7.9%
--------------------------------------------------------------------------------
Kinder Morgan                                               600              32
Williams                                                    700              30
                                                                         ------
Total natural gas distribution                                               62
                                                                         ------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--6.6%
--------------------------------------------------------------------------------
Burlington Resources                                        600              27
Energy Partners Ltd.*                                     2,620              25
                                                                         ------
Total oil & gas extraction                                                   52
                                                                         ------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
     MANUFACTURING--20.5%
--------------------------------------------------------------------------------
Active Power*                                             3,640              74
Ballard Power Systems*                                      400              16
Catalytica Energy Systems*                                  800              17

--------------------------------------------------------------------------------
FuelCell Energy*                                            650          $   33
Proton Energy Systems*                                    2,650              20
                                                                         ------
Total other electrical equipment
     & component manufacturing                                              160
                                                                         ------

--------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
     MANUFACTURING--4.2%
--------------------------------------------------------------------------------
Shaw Group*                                                 700              33
                                                                         ------
Total other fabricated metal product
     manufacturing                                                           33
                                                                         ------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--6.8%
--------------------------------------------------------------------------------
Dynegy, Cl A                                              1,040              53
                                                                         ------
Total pipeline transportation of natural gas                                 53
                                                                         ------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
     COMPONENT MANUFACTURING--4.0%
--------------------------------------------------------------------------------
International Rectifier*                                    760              31
                                                                         ------
Total semiconductor & other electronic
     component manufacturing                                                 31
                                                                         ------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (Cost $747)                                                            765
================================================================================

                                                 Shares/face              Value
                                                 Amount (000)             (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--7.0%
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter (A)
     4.750%, dated 3/30/01, matures
     04/02/00, repurchase price $55,216
     (collateralized by U.S. Government
     Agency Obligations, total market
     value $56,326)                                         $55              55

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (Cost $55)                                                              55
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--104.8%
     (Cost $802)                                                            820
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(4.8%)                                   (38)
================================================================================

TOTAL NET ASSETS--100.0%                                                 $  782
================================================================================

* Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class
Ltd. - Limited
The accompanying notes are an integral part of the financial statements.


48 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER HEALTHCARE & BIOTECHNOLOGY FUND
March 31, 2001
                                                                          Value
                                                         Shares           (000)
--------------------------------------------------------------------------------
COMMON STOCKS--94.9%
--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--8.1%
--------------------------------------------------------------------------------
Bergen Brunswig, Cl A                                       660          $   11
Henry Schein*                                               400              15
Medicis Pharmaceutical, Cl A*                               130               6
                                                                         ------
Total drugs & druggists' sundries wholesale                                  32
                                                                         ------

--------------------------------------------------------------------------------
GENERAL MEDICAL & surgical hospitals--9.4%
--------------------------------------------------------------------------------
HCA-Healthcare                                              520              21
Triad Hospitals*                                            580              16
                                                                         ------
Total general medical & surgical hospitals                                   37
                                                                         ------

--------------------------------------------------------------------------------
HEALTHCARE--7.3%
--------------------------------------------------------------------------------
Express Scripts, Cl A*                                      160              14
IMS Health                                                  460              11
PolyMedica*                                                 180               4
                                                                         ------
Total healthcare                                                             29
                                                                         ------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--9.6%
--------------------------------------------------------------------------------
Cigna                                                       170              18
UnitedHealth Group                                          330              20
                                                                         ------
Total insurance carriers                                                     38
                                                                         ------

--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--4.6%
--------------------------------------------------------------------------------
Laboratory Corporation of
     America Holdings*                                      150              18
                                                                         ------
Total medical & diagnostic laboratories                                      18
                                                                         ------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
     MANUFACTURING--11.1%
--------------------------------------------------------------------------------
Baxter International                                        170              16
St. Jude Medical*                                           330              18
Steris*                                                     700              10
                                                                         ------
Total medical equipment & supplies
     manufacturing                                                           44
                                                                         ------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.5%
--------------------------------------------------------------------------------
Caremark Rx*                                                440               6
                                                                         ------

Total offices of physicians                                                   6
                                                                         ------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--4.6%
--------------------------------------------------------------------------------
Healthsouth*                                              1,420          $   18
                                                                         ------
Total outpatient care centers                                                18
                                                                         ------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
     MANUFACTURING--38.7%
--------------------------------------------------------------------------------
Abbott Laboratories                                         400              19
Allergan                                                    210              16
American Home Products                                      270              16
Amgen*                                                      290              17
Andrx Group*                                                240              12
King Pharmaceuticals*                                       380              15
Merck                                                       310              23
Pfizer                                                      860              35
                                                                         ------
Total pharmaceutical & medicine
     manufacturing                                                          153
                                                                         ------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (COST $382)                                                            375
================================================================================

                                                 Shares/face              Value
                                                 Amount (000)             (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--13.7%
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter (A)
     4.750%, dated 3/30/01, matures
     04/02/00, repurchase price $53,687
     (collateralized by U.S. Government
     Agency Obligations, total market
     value $54,766)                                         $54              54

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $54)                                                              54
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--108.6%
     (COST $436)                                                            429
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(8.6%)                                   (34)
================================================================================

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                                    $395
================================================================================

* Non-income producing security
Cl - Class
(A) Tri-party repurchase agreement
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 49

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER TAX MANAGED U.S. EQUITY FUND
March 31, 2001
                                                                          Value
                                                         Shares           (000)
--------------------------------------------------------------------------------
COMMON STOCKS--97.2%
--------------------------------------------------------------------------------
ADMINISTRATION OF ENVIRONMENTAL
     QUALITY PROGRAMS--1.9%
--------------------------------------------------------------------------------
Waste Management                                             70          $    2
                                                                         ------
Total administration of environmental
     quality programs                                                         2
                                                                         ------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & mining machinery manufacturing--0.9%
--------------------------------------------------------------------------------
Smith International*                                         10               1
                                                                         ------
Total agriculture, construction & mining
     machinery manufacturing                                                  1
                                                                         ------

--------------------------------------------------------------------------------
BUILDING MATERIAL & supplies dealers--2.8%
--------------------------------------------------------------------------------
Home Depot                                                   80               3
                                                                         ------
Total building material & supplies dealers                                    3
                                                                         ------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
     MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Qualcomm*                                                    40               2
Scientific-Atlanta                                           20               1
                                                                         ------
Total communications equipment
     manufacturing                                                            3
                                                                         ------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
     MANUFACTURING--3.7%
--------------------------------------------------------------------------------
Dell Computer*                                               90               2
Electronics for Imaging*                                     40               1
Lexmark International*                                       20               1
                                                                         ------
Total computer & peripheral equipment
     manufacturing                                                            4
                                                                         ------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
     RELATED SERVICES--0.9%
--------------------------------------------------------------------------------
Peregrine Systems*                                           60               1
                                                                         ------
Total computer systems design
     & related services                                                       1
                                                                         ------

--------------------------------------------------------------------------------
DEPARTMENT STORES--0.9%
--------------------------------------------------------------------------------
Kohls*                                                       20               1
                                                                         ------
Total department stores                                                       1
                                                                         ------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--0.9%
--------------------------------------------------------------------------------
JP Morgan Chase                                              20          $    1
                                                                         ------
Total depository credit intermediation                                        1
                                                                         ------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION
     & DISTRIBUTION--2.8%
--------------------------------------------------------------------------------
AES*                                                         30               1
Calpine*                                                     20               1
Exelon                                                       10               1
                                                                         ------
Total electric power generation,
     transmission & distribution                                              3
                                                                         ------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--1.9%
--------------------------------------------------------------------------------
General Electric                                             40               2
                                                                         ------
Total electrical equipment manufacturing                                      2
                                                                         ------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & mail-order houses--0.9%
--------------------------------------------------------------------------------
eBay*                                                        20               1
                                                                         ------
Total electronic shopping
     & mail-order houses                                                      1
                                                                         ------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.9%
--------------------------------------------------------------------------------
Best Buy*                                                    30               1
                                                                         ------
Total electronics & appliance stores                                          1
                                                                         ------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
     EQUIPMENT MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Capstone Turbine*                                            40               1
                                                                         ------
Total engine, turbine & power transmission
     equipment manufacturing                                                  1
                                                                         ------

--------------------------------------------------------------------------------
FINANCIAL SERVICES--0.9%
--------------------------------------------------------------------------------
First Data                                                   10               1
                                                                         ------
Total financial services                                                      1
                                                                         ------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.9%
--------------------------------------------------------------------------------
HCA-Healthcare                                               30               1
Tenet Healthcare*                                            20               1
                                                                         ------
Total general medical & surgical hospitals                                    2
                                                                         ------


50 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER TAX MANAGED U.S. EQUITY FUND
                                                                          Value
                                                         Shares           (000)
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.9%
--------------------------------------------------------------------------------
CVS                                                          40          $    2
                                                                         ------
Total health & personal care stores                                           2
                                                                         ------

--------------------------------------------------------------------------------
HEALTHCARE--0.9%
--------------------------------------------------------------------------------
IMS Health                                                   20              --
Medtronic                                                    20               1
                                                                         ------
Total healthcare                                                              1
                                                                         ------

--------------------------------------------------------------------------------
HOME FURNISHINGS STORES--1.9%
--------------------------------------------------------------------------------
Bed Bath & Beyond*                                           70               2
                                                                         ------
Total home furnishings stores                                                 2
                                                                         ------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Lam Research*                                                60               1
Novellus Systems*                                            40               2
                                                                         ------
Total industrial machinery manufacturing                                      3
                                                                         ------

--------------------------------------------------------------------------------
INFORMATION SERVICES--5.6%
--------------------------------------------------------------------------------
AOL Time Warner*                                            120               5
Juniper Networks*                                            30               1
                                                                         ------
Total information services                                                    6
                                                                         ------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--0.9%
--------------------------------------------------------------------------------
UnitedHealth Group                                           10               1
                                                                         ------
Total insurance carriers                                                      1
                                                                         ------

--------------------------------------------------------------------------------
JEWELRY, LUGGAGE & LEATHER GOODS STORES--0.9%
--------------------------------------------------------------------------------
Tiffany                                                      20               1
                                                                         ------
Total jewelry, luggage & leather goods stores                                 1
                                                                         ------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.9%
--------------------------------------------------------------------------------
Starbucks*                                                   20               1
                                                                         ------
Total limited-service eating places                                           1
                                                                         ------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
CONSULTING SERVICES--0.0%
--------------------------------------------------------------------------------
TMP Worldwide*                                               10              --
                                                                         ------
Total management, scientific & technical
     consulting services                                                     --
                                                                         ------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
     MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Baxter International                                         20          $    2
St. Jude Medical*                                            20               1
                                                                         ------
Total medical equipment & supplies
     manufacturing                                                            3
                                                                         ------

--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--0.9%
--------------------------------------------------------------------------------
Clear Channel Communications*                                20               1
                                                                         ------
Total motion picture & video industries                                       1
                                                                         ------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.9%
--------------------------------------------------------------------------------
Enron                                                        20               1
                                                                         ------
Total natural gas distribution                                                1
                                                                         ------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
     MANUFACTURING--1.9%
--------------------------------------------------------------------------------
CIENA*                                                       40               2
                                                                         ------
Total other electrical equipment &
     component manufacturing                                                  2
                                                                         ------

--------------------------------------------------------------------------------
OTHER GENERAL MERCHANDISE STORES--2.8%
--------------------------------------------------------------------------------
Wal-Mart Stores                                              70               3
                                                                         ------
Total other general merchandise stores                                        3
                                                                         ------

--------------------------------------------------------------------------------
TRANSPORTATION--0.9%
--------------------------------------------------------------------------------
SPX*                                                         10               1
                                                                         ------
Total transportation                                                          1
                                                                         ------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
     MANUFACTURING--12.9%
--------------------------------------------------------------------------------
Abbott Laboratories                                          50               2
American Home Products                                       30               2
Amgen*                                                       30               2
Forest Laboratories*                                         30               2
Genzyme-General Division*                                    10               1
King Pharmaceuticals*                                        30               1
Pfizer                                                       90               4
                                                                         ------
Total pharmaceutical & medicine
     manufacturing                                                           14
                                                                         ------


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 51

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER TAX MANAGED U.S. EQUITY FUND
                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.0%
--------------------------------------------------------------------------------
Dynegy, Cl A                                                 10           $  --
                                                                         ------
Total pipeline transportation of natural gas                                 --
                                                                         ------

--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.9%
--------------------------------------------------------------------------------
Univision Communications, Cl A*                              30               1
                                                                         ------
Total radio & television broadcasting                                         1
                                                                         ------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.9%
--------------------------------------------------------------------------------
Idec Pharmaceuticals*                                        30               1
                                                                         ------
Total scientific r&d services                                                 1
                                                                         ------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS
     INTERMEDIATION & brokerage--2.8%
--------------------------------------------------------------------------------
Goldman Sachs Group                                          20               2
Lehman Brothers Holdings                                     20               1
                                                                         ------
Total securities & commodity contracts
     intermediation & brokerage                                               3
                                                                         ------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
     COMPONENT MANUFACTURING--12.9%
--------------------------------------------------------------------------------
Altera*                                                      30               1
Analog Devices*                                              20               1
Celestica*                                                   30               1
Intel                                                       120               3
International Rectifier*                                     20               1
Lattice Semiconductor*                                       40               1
Linear Technology                                            20               1
Micron Technology*                                           10              --
National Semiconductor*                                      40               1
Nvidia*                                                      10               1
Texas Instruments                                            40               1
Tyco International Ltd.                                      20               1
Xilinx*                                                      40               1
                                                                         ------
Total semiconductor & other electronic
     component manufacturing                                                 14
                                                                         ------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
     MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Colgate-Palmolive                                            40               2
                                                                         ------
Total soap, cleaners & toilet
     preparation manufacturing                                                2
                                                                         ------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--12.0%
--------------------------------------------------------------------------------
BMC Software*                                                50          $    1
Computer Associates International                            50               1
Compuware*                                                   90               1
Electronic Arts*                                             20               1
Micromuse*                                                   20               1
Microsoft*                                                  130               7
Siebel Systems*                                              30               1
                                                                         ------
Total software publishers                                                    13
                                                                         ------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.9%
--------------------------------------------------------------------------------
Global Crossing Ltd.*                                        50               1
Sonus Networks*                                              50               1
                                                                         ------
Total telecommunications                                                      2
                                                                         ------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (COST $114)                                                            105
================================================================================

                                                 Shares/face              Value
                                                 Amount (000)             (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.7%
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter (A)
     4.750%, dated 3/30/01, matures
     04/02/00, repurchase price $4,104
     (collateralized by U.S. Government
     Agency Obligations, total market
     value $4,186)                                           $4               4

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $4)                                                                4
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.9%
     (COST $118)                                                            109
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.9%)                                    (1)
================================================================================

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                                 $  108
--------------------------------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class
Ltd. - Limited
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


52 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE HIGH QUALITY FIXED INCOME FUND
March 31, 2001
                                                     Face Amount          Value
                                                         (000)            (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--27.5%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
     8.125%, 05/15/21                                   $   561        $    730
     7.500%, 11/15/16                                       220             265
U.S. Treasury Notes
     7.000%, 07/15/06                                     1,156           1,278
     5.750%, 08/15/10                                       250             264
     3.875%, 01/15/09 (A)                                    59              61
     3.625%, 01/15/08 (A)                                   883             901
U.S. Treasury Strips
     0.000%, 05/15/21                                     1,775             550

--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
     (COST $3,883)                                                        4,049
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
     SECURITIES--69.4%
--------------------------------------------------------------------------------
FHLMC
     Pool #C00760
     6.500%, 05/01/29                                     1,185           1,184
     Pool #C00784
     6.000%, 06/01/29                                       565             552
     Pool #C16814
     7.500%, 10/01/28                                       330             338
FHLMC CMO/REMIC
     Ser 1380, Cl K
     6.750%, 10/15/07                                       125             126
     Ser 1465, Cl E
     6.500%, 09/15/06                                        96              96
     Ser 1538, Cl J
     6.500%, 06/15/08                                       160             165
     Ser 161, Cl F
     9.500%, 06/15/06                                       220             223
     Ser 2097, Cl PX
     6.000%, 10/15/27                                       258             255
FNMA
     Pool #250477
     6.000%, 01/01/11                                        63              64
     Pool #323715
     6.000%, 05/01/29                                       551             538
     Pool #448770
     6.500%, 07/01/29                                      $252        $    251
     Pool #489836
     6.000%, 06/01/14                                       820             819
     Pool #514768
     7.000%, 12/01/29                                        96              97
     Pool #535586
     7.000%, 11/01/15                                       786             802
     Pool #540607
     7.500%, 06/01/30                                        98             100
     Pool #553069
     7.000%, 09/01/30                                       107             108
     Pool #562202
     8.000%, 01/01/31                                       520             536
     Pool #564535
     7.000%, 01/01/31                                       200             202
     Pool #7239
     8.000%, 08/01/08                                       550             580
FNMA CMO/REMIC
     Ser 1993-18, Cl PK
     6.500%, 02/25/08                                       580             597
     Ser 1993-198, Cl K
     6.000%, 12/25/22                                       834             832
     Ser 1994-27, Cl PJ
     6.500%, 06/25/23                                       680             699
     Ser 1998-61, Cl PK
     6.000%, 12/25/26                                       180             178
     Ser 2000-11, Cl PG
     7.500%, 09/25/28                                       650             677
GNMA
     Pool #505830
     7.500%, 09/15/29                                        46              47
GNMA ARM (B)
     Pool #8266
     7.750%, 09/20/17                                       160             164

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-
     BACKED SECURITIES (COST $9,911)                                     10,230
================================================================================



                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 53

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE HIGH QUALITY FIXED INCOME FUND
MARCH 31, 2001
                                                     Face Amount          Value
                                                         (000)            (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.4%
--------------------------------------------------------------------------------
CREDIT CARDS--3.1%
--------------------------------------------------------------------------------
Dayton Hudson Credit Card
     Master Trust,
     Ser 1997-1, Cl A
     6.250%, 08/25/05                                      $450         $   459
                                                                        -------
Total Credit cards                                                          459
                                                                        -------

--------------------------------------------------------------------------------
MORTGAGE RELATED--0.3%
--------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities II,
     Ser 1998-C1, Cl A1
     6.060%, 10/18/30                                        36              37
                                                                        -------
Total Mortgage related                                                       37
                                                                        -------

--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
     (COST $482)                                                            496
================================================================================

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.5%
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter (C)
     4.750%, dated 3/30/01, matures
     04/02/00, repurchase price $224,083
     (collateralized by U.S. Government
     Agency Obligations, total market
     value $228,588)                                        224             224
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $224)                                                            224
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.8%
     (COST $14,500)                                                      14,999
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.8%)                                  (263)
================================================================================

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital (unlimited authorization--
     no par value) based on 1,418,441
     outstanding shares of beneficial interest                          $14,344
Undistributed net investment income                                           1
Accumulated net realized loss
     on investments                                                        (108)
Net unrealized appreciation on investments                                  499

--------------------------------------------------------------------------------
Total net assets--100%                                                  $ 14,736
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE                                         $ 10.39
================================================================================

(A) Treasury inflation protection security
(B) Floating rate security - The rate reflected on the statement of net assets is the rate in effect on March 31, 2001.
(C) Tri-party repurchase agreement
ARM - Adjustable rate mortgage
Cl - Class
CMO - Collateralized mortgage obligation
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
REMIC - Real estate mortgage investment conduit
Ser - Series
The accompanying notes are an integral part of the financial statements.


54 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION GOVERNMENT FUNDS -
ONE YEAR PORTFOLIO
March 31, 2001
                                                     Face Amount          Value
                                                         (000)            (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--9.5%
--------------------------------------------------------------------------------
U.S. Treasury Notes
     6.500%, 08/31/01                                    $1,000         $ 1,009
     5.875%, 11/30/01                                        10              10
     3.625%, 07/15/02 (A)                                 2,010           2,047

--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
     (COST $2,980)                                                        3,066
================================================================================

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION--6.2%
--------------------------------------------------------------------------------
FNMA, MTN
     6.290%, 09/11/01                                     2,000           2,015
--------------------------------------------------------------------------------


TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
     (COST $1,994)                                                        2,015
================================================================================

--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-
     BACKED SECURITIES--29.0%
--------------------------------------------------------------------------------
FHLMC
     Pool #184967
     7.750%, 08/01/08                                       243             253
FHLMC CMO/REMIC
     Ser 1106, Cl E
     7.500%, 7/15/06                                         69              70
     Ser 1361, Cl D
     6.000%, 11/15/05                                         3               3
     Ser 1416, Cl PG
     6.500%, 07/15/18                                        92              92
     Ser 1434, Cl G
     6.750%, 03/15/19                                       160             160
     Ser 1457, Cl PH
     7.000%, 06/15/06                                        48              48
     Ser 1465, Cl E
     6.500%, 09/15/06                                       289             289
     Ser 1501, Cl G
     6.400%, 05/15/18                                       515             516
     Ser 161, Cl F
     9.500%, 06/15/06                                        51              52
     Ser 1849, Cl VB
     6.000%, 12/15/10                                       750             759
     Ser 1862, Cl FD (B)
     5.938%, 12/15/02                                        65              65
     Ser 1880, Cl PA
     7.000%, 04/15/08                                       390             390
     Ser 1900, Cl FA (B)
     5.738%, 03/15/09                                        58              58
FNMA
     Pool #77593
     8.000%, 09/01/13                                       319             336
FNMA CMO/REMIC
     Ser 1993-55, Cl G
     5.000%, 09/25/06                                       112             111
     Ser 1993-76, Cl F (B)
     5.563%, 06/25/08                                       359             361
     Ser 1998-44, Cl TB
     6.000%, 01/18/08                                       125             125
     Ser 1998-45, Cl PB
     6.000%, 05/18/12                                       312             311
GNMA ARM (B)
     Pool #8103
     7.375%, 02/20/16                                       192             195
     Pool #8108
     7.375%, 03/20/16                                       240             244
     Pool #8111
     7.375%, 03/20/16                                       678             687
     Pool #8254
     7.750%, 08/20/17                                       776             796
     Pool #8266
     7.750%, 09/20/17                                       430             441
     Pool #8287
     7.625%, 11/20/17                                       243             250
     Pool #8297
     7.625%, 12/20/17                                       428             440
     Pool #8321
     7.375%, 12/20/18                                       654             663
     Pool #8333
     7.375%, 03/20/18                                       229             232
     Pool #8345
     7.375%, 04/20/18                                       263             267
     Pool #8366
     7.375%, 06/20/18                                       353             359
     Pool #8392
     7.750%, 08/20/18                                       362             372
     Pool #8404
     7.750%, 09/20/18                                        26              27
     Pool #8405
     7.750%, 09/20/18                                        62              63
     Pool #8462
     7.375%, 02/20/19                                        32              33
     Pool #8489
     7.375%, 04/20/19                                       321             326

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
     SECURITIES (COST $9,267)                                             9,394
================================================================================


                                       TURNER FUNDS 2001 SEMIANNUAL REPORT  | 55

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION GOVERNMENT FUNDS -
ONE YEAR PORTFOLIO
                                                     Face Amount          Value
                                                         (000)            (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--16.3%
--------------------------------------------------------------------------------
CREDIT CARDS--5.6%
--------------------------------------------------------------------------------
Dayton Hudson Credit Card
     Master Trust,
     Ser 1997-1, Cl A
     6.250%, 08/25/05                                    $1,000         $ 1,021
World Financial Network
     Credit Card Master Trust,
     Ser 1996-A, Cl A
     6.700%, 02/15/04                                       800             802
                                                                        -------
Total Credit cards                                                        1,823
                                                                        -------

--------------------------------------------------------------------------------
MORTGAGE RELATED--10.7%
--------------------------------------------------------------------------------
BA Mortgage Securities, CMO,
     Ser 1997-2, Cl 2A1
     7.250%, 10/25/27                                       212             212
Countrywide Funding,
     Ser 1994-13 Cl A4
     6.500%, 06/25/09                                         2               2
Enterprise Mortgage
     Acceptance, CMO,
     Ser 1998-1, Cl A1
     6.110%, 07/15/03                                       938             941
GE Capital Mortgage Services,
     Ser 1999-11, Cl A2
     6.000%, 07/25/29                                       500             505
Hyundai Auto Receivables Trust,
     Ser 1998-A, Cl A2
     6.050%, 07/15/04                                       394             394
Peoplefirst.com Auto
     Receivables Owner Trust,
     Ser 1999-1, Cl A1
     6.415%, 02/15/02                                        39              39
Residential Funding Mortgage
     Securities Trust I,
     Ser 1992-S39, Cl A8
     7.500%, 11/25/07                                       439             442
Vendee Mortgage Trust,
     Ser 1996-3, Cl 2H
     7.750%, 12/15/03                                       920             950
                                                                        -------
Total Mortgage related                                                    3,485
                                                                        -------

--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
     (COST $5,252)                                                        5,308
================================================================================

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--38.6%
--------------------------------------------------------------------------------
JP Morgan Chase and Morgan Stanley Dean Witter (C)
     5.270%, dated 3/30/01, matures
     04/02/00, repurchase price $12,520,514
     (collateralized by U.S. Government
     Agency Obligations, total market
     value $12,773,205)                                 $12,517       $  12,517
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $12,517)                                                      12,517
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.6%
     (COST $32,010)                                                      32,300
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.4%                                      139
================================================================================

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares (unlimited
     authorization--no par value) based on
     2,616,205 outstanding shares of beneficial interest                 26,218
Portfolio capital of Class II Shares (unlimited
     authorization--no par value) based on
     579,623 outstanding shares of beneficial interest                    5,836
Distributions in excess of net
     investment income                                                      (38)
Accumulated net realized gain on investments                                133
Net unrealized appreciation on investments                                  290

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                                                  $32,439
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE--CLASS I                                $ 10.14
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE--CLASS II                               $ 10.18
================================================================================

(A) Treasury inflation protection security
(B) Floating rate security - The rate reflected on the statement of net assets is the rate in effect on March 31, 2001.
(C) Tri-party repurchase agreement
ARM - adjustable rate mortgage
Cl - Class
CMO - Collateralized mortgage obligation
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
MTN - Medium term note
REMIC - Real estate mortgage investment conduit
Ser - Series
The accompanying notes are an integral part of the financial statements.


56 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION GOVERNMENT FUNDS -
THREE YEAR PORTFOLIO
                                                     Face Amount          Value
                                                         (000)            (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--28.3%
--------------------------------------------------------------------------------
U.S. Treasury Notes
     7.000%, 07/15/06                                    $5,681       $   6,283
     5.875%, 11/30/01                                     4,319           4,364
     3.625%, 07/15/02 (A)                                 5,383           5,484

--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
     (COST $15,715)                                                      16,131
================================================================================

--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-
     BACKED SECURITIES--54.1%
--------------------------------------------------------------------------------
FHLMC
     Pool #34889
     7.500%, 12/01/29                                       373             381
     Pool #G00575
     7.000%, 10/01/13                                     2,769           2,790
     Pool #G10288
     6.000%, 09/01/09                                       301             305
     Pool #G10446
     6.500%, 02/01/11                                       632             647
FHLMC CMO/REMIC
     Ser 1093, Cl F
     7.500%, 06/15/06                                       254             260
     Ser 1361, Cl D
     6.000%, 11/15/05                                         4               4
     Ser 1411, Cl G
     6.500%, 07/15/18                                       146             146
     Ser 1434, Cl G
     6.750%, 03/15/19                                       160             160
     Ser 1457, Cl PH
     7.000%, 06/15/06                                       298             300
     Ser 1465, Cl E
     6.500%, 09/15/06                                       121             121
     Ser 1501, Cl G
     6.400%, 05/15/18                                       182             182
     Ser 161, Cl F
     9.500%, 06/15/06                                     1,156           1,171
     Ser 1849, Cl VB
     6.000%, 12/15/10                                       754             763
     Ser 1862, Cl FD (B)
     5.938%, 12/15/22                                       351             352
     Ser 1880, Cl PA
     7.000%, 04/15/08                                       845             845
     Ser 1900, Cl FA (B)
     5.738%, 03/15/09                                       522             524
     Ser 1380, Cl K
     6.750%, 10/15/07                                       480             483
FNMA
     Pool #250477
     6.000%, 01/01/11                                       226             228
     Pool #252209
     6.000%, 02/01/19                                     1,098           1,092
     Pool #253192
     7.000%, 04/01/15                                     1,320           1,349
     Pool #303096
     7.500%, 12/01/09                                       974           1,010
     Pool #501941
     7.000%, 03/01/15                                       586             599
     Pool #523310
     7.000%, 11/01/14                                       381             389
     Pool #529057
     7.000%, 03/01/15                                     1,260           1,288
     Pool #534130
     7.000%, 03/01/15                                       443             452
     Pool #550873
     7.000%, 10/01/15                                        67              68
     Pool #562202
     8.000%, 01/01/31                                     1,580           1,630
     Pool #564535
     7.000%, 01/01/31                                       220             223
     Pool #566633
     7.000%, 02/01/16                                        91              93
     Pool #6222
     9.000%, 04/01/16                                       207             223
     Pool #7239
     8.000%, 08/01/08                                       680             717
     Pool #8245
     8.000%, 12/01/08                                       419             440
     Ser 1991-133, Cl Z
     8.000%, 09/25/06                                     1,748           1,815
     Ser 1991-72, Cl G
     8.000%, 07/25/06                                       208             216
     Ser 1993-106, Cl D
     6.650%, 12/25/11                                       780             782
     Ser 1998-36, Cl PA
     6.250%, 07/18/13                                       565             568


                                       TURNER FUNDS 2001 SEMIANNUAL REPORT  | 57

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION GOVERNMENT FUNDS -
THREE YEAR PORTFOLIO
                                                     Face Amount          Value
                                                         (000)            (000)
--------------------------------------------------------------------------------
FNMA CMO/REMIC
     Ser 1993-18, Cl PK
     6.500%, 02/25/08                                   $   131       $     135
     Ser 1998-44, Cl TB
     6.000%, 01/18/08                                       125             125
     Ser 1998-45, Cl PB
     6.000%, 05/18/12                                       312             311
GNMA
     Pool #2843
     5.500%, 11/20/14                                       789             775
     Pool #2707
     5.500%, 01/20/14                                        66              65
     Pool #2802
     5.500%, 07/20/14                                        62              61
     Pool #351122
     6.500%, 07/15/08                                       443             453
     Pool #357343
     6.500%, 10/15/08                                       168             172
     Pool #462486
     6.500%, 01/15/13                                     1,183           1,204
     Pool #68224
     8.000%, 06/15/12                                       790             840
     Pool #814
     8.000%, 08/20/17                                     1,013           1,068
GNMA ARM (B)
     Pool #8108
     7.375%, 03/20/16                                     1,063           1,078
     Pool #8254
     7.750%, 08/20/17                                       729             748
     Pool #8266
     7.750%, 09/20/17                                       551             565
     Pool #8320
     7.375%, 02/20/18                                       514             522
     Pool #8426
     7.625%, 11/20/18                                       151             155

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
     SECURITIES (COST $30,301)                                           30,893
================================================================================

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--16.9%
--------------------------------------------------------------------------------
CREDIT CARDS--1.6%
--------------------------------------------------------------------------------
Dayton Hudson Credit Card
     Master Trust,
     Ser 1997-1, Cl A
     6.250%, 08/25/05                                  $    890         $   908
                                                                        -------
Total Credit cards                                                          908
                                                                        -------

--------------------------------------------------------------------------------
MORTGAGE RELATED--15.3%
--------------------------------------------------------------------------------
Hyundai Auto Receivables Trust,
     Ser 1998-A, Cl A2
     6.050%, 07/15/04                                       718             719
BA Mortgage Securities, CMO,
     Ser 1997-2, Cl 2A1
     7.250%, 10/25/27                                       212             212
Enterprise Mortgage Acceptance, CMO,
     Ser 1998-1, Cl A1
     6.110%, 07/15/03                                     1,844           1,850
GE Capital Mortgage Services,
     Ser 1999-11, Cl A2
     6.000%, 07/25/29                                     1,000           1,009
Goldman Sachs Mortgage Securities II,
     Ser 1998-C1, Cl A1
     6.060%, 10/18/30                                       851             864
Peoplefirst.com Auto
     Receivables Owner Trust,
     Ser 1999-1, Cl A1
     6.415%, 05/15/02                                        90              90
Residential Funding Mortgage
     Securities Trust I,
     Ser 1992-S39, Cl A8
     7.500%, 11/25/07                                       439             442
Securitized Asset Sales,
     Ser 1993-7, Cl TA2
     6.250%, 12/25/23                                     1,257           1,258
Structured Asset Securities, CMO,
     Ser 1997-2, Cl 1A (B)
     7.517%, 10/30/07                                       619             621
Vendee Mortgage Trust,
     Ser 1996-3, Cl 2H
     7.750%, 12/15/03                                     1,606           1,658
                                                                        -------
Total Mortgage related                                                    8,723
                                                                        -------

--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
     (COST $9,544)                                                        9,631
--------------------------------------------------------------------------------


58 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION GOVERNMENT FUNDS -
THREE YEAR PORTFOLIO
                                                     Face Amount          Value
                                                         (000)            (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--4.8%
--------------------------------------------------------------------------------
JP Morgan Chase (C)
     5.270%, dated 3/30/01, matures
     04/02/00, repurchase price $2,769,296
     (collateralized by U.S. Government
     Agency Obligations, total market
     value $2,827,962)                                   $2,769         $ 2,769

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $2,769)                                                        2,769
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--104.1%
     (COST $58,329)                                                      59,424
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(4.1%)                                (2,331)
================================================================================

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares (unlimited
     authorization--no par value) based on
     4,885,880 outstanding shares of beneficial interest                 48,361
Portfolio capital of Class II Shares (unlimited
     authorization--no par value) based on
     813,156 outstanding shares of beneficial interest                    7,912
Distributions in excess of net
     investment income                                                      (36)
Accumulated net realized loss on investments                               (239)
Net unrealized appreciation on investments                                1,095

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                                                  $57,093
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE--CLASS I                                $ 10.02
--------------------------------------------------------------------------------

Net asset value, offering and
     redemption price per share--Class II                               $  9.99
================================================================================
(A) Treasury inflation protection security
(B) Floating rate security - The rate reflected on the statement of net assets is the rate in effect on March 31, 2001. (C) Tri-party repurchase agreement ARM
- Adjustable rate mortgage Cl - Class CMO - Collateralized mortgage obligation FHLMC - Federal home loan mortgage corporation FNMA - Federal national mortgage association GNMA - Government national mortgage association REMIC - Real estate mortgage investment conduit Ser - Series The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 59

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES (000)

                                                    Turner                         Turner
                                                 Select Growth   Turner Midcap   Technology       Turner
                                                  Equity Fund     Growth Fund       Fund        Top 20 Fund
------------------------------------------------------------------------------------------------------------
                                                    3/31/01         3/31/01        3/31/01        3/31/01
------------------------------------------------------------------------------------------------------------
Assets:
------------------------------------------------------------------------------------------------------------
    Investment securities at cost                 $    53,118    $    784,679    $    49,665    $     78,247
============================================================================================================
    Investment securities at value                $    49,628    $    732,055    $    42,086    $     76,811
    Cash                                                  621              --             --              --
    Receivable for investment securities sold           1,977          62,000          4,408          17,270
    Receivable for capital shares sold                     48           4,441            182              95
    Receivable for dividend and interest income            40             125              3               3
    Receivable due from investment adviser                 --              --              3              --
    Other assets                                            4              69             12               5
------------------------------------------------------------------------------------------------------------
       Total assets                                    52,318         798,690         46,694          94,184
------------------------------------------------------------------------------------------------------------
Liabilities:
    Payable for investment securities purchased         1,900          55,859          4,753          17,031
    Payable for capital shares redeemed                    --           2,154             43             434
    Payable due to investment adviser                      24             503             --              51
    Payable for expenses accrued                           42             386             15             118
    Cash overdraft                                         --              --             --              --
------------------------------------------------------------------------------------------------------------
       Total liabilities                                1,966          58,902          4,811          17,634
------------------------------------------------------------------------------------------------------------
           Total net assets                       $    50,352    $    739,788    $    41,883    $     76,550
============================================================================================================
Net assets:
    Portfolio capital                                  69,233       1,212,274        160,765         218,246
    Undistributed net investment income (loss)             (3)         (3,623)          (574)           (597)
    Accumulated net realized gain (loss)
       on investments                                 (15,388)       (416,239)      (110,729)       (139,663)
    Net unrealized appreciation (depreciation)
       on investments                                  (3,490)        (52,624)        (7,579)         (1,436)
------------------------------------------------------------------------------------------------------------
       Total net assets                           $    50,352    $    739,788    $    41,883    $     76,550
============================================================================================================
Outstanding shares of beneficial interest:(1)
    Class I Shares                                  9,160,220      34,433,921      5,688,344      10,204,649
    Class II Shares                                        --              --             --              --
------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class I Shares               $      5.50    $      21.48    $      7.36    $       7.50
============================================================================================================
Net asset value, offering and redemption
    price per share, Class II Shares              $        --    $         --    $        --    $         --
============================================================================================================


(1) Unlimited authorization-- no par value.
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.


60 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                                                        Turner     Turner       Turner
                                                                           Turner       Future   New Energy   Healthcare   Turner
                                              Turner      Turner B2B     Wireless &    Financial  & Power       & Bio-   Tax Managed
                                              Global      E-Commerce   Communications  Services  Technology   technology U.S. Equity
                                            Top 40 Fund      Fund           Fund         Fund      Fund         Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               3/31/01       3/31/01       3/31/01     3/31/01    3/31/01     3/31/01     3/31/01
------------------------------------------------------------------------------------------------------------------------------------
Assets:
----------------------------------------------------------------------------------------------------------------------------------
    Investment securities at cost            $     5,886    $   3,848    $     7,013    $   309   $    802    $    436    $    118
==================================================================================================================================
    Investment securities at value           $     5,565    $   3,257    $     5,737    $   316   $    820    $    429    $    109
    Cash                                              --           --             --         --         --          67          --
    Receivable for investment
      securities sold                                760          425            600         19         77          13           8
    Receivable for capital shares sold                --           --              5         --          8           5          --
    Receivable for dividend and
      interest income                                  3            1              3         --         --           1          --
    Receivable due from investment adviser            --            6              5         10         10          11          11
    Other assets                                      --            1              2         --         --          11          --
----------------------------------------------------------------------------------------------------------------------------------
       Total assets                                6,328        3,690          6,352        345        915         537         128
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
    Payable for investment securities
      purchased                                      835          216            757         33        122         120           9
    Payable for capital shares redeemed                4           13             15         --         --          --          --
    Payable due to investment adviser                  3           --             --         --         --          --          --
    Payable for expenses accrued                      37            5              5         20         11          22          11
    Cash overdraft                                    --          140             --         --         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                             879          374            777         53        133         142          20
----------------------------------------------------------------------------------------------------------------------------------
           Total net assets                  $     5,449    $   3,316    $     5,575    $   292   $    782    $    395    $    108
==================================================================================================================================
Net assets:
    Portfolio capital
    Undistributed net investment
      income (loss)                               13,102       10,077         21,669        272        806         412         120
    Accumulated net realized gain (loss)             (41)         (47)           (87)         1         --          --          --
      on investments
    Net unrealized appreciation
      (depreciation)                              (7,291)      (6,123)       (14,731)        12        (42)        (10)         (3)
      on investments                                (321)        (591)        (1,276)         7         18          (7)         (9)
----------------------------------------------------------------------------------------------------------------------------------
       Total net assets                      $     5,449    $   3,316    $     5,575    $   292   $    782    $    395    $    108
==================================================================================================================================
Outstanding shares of beneficial
  interest:(1)
    Class I Shares                             1,272,680      754,430      1,633,294     27,012         --          --          --
    Class II Shares                                   --           --             --         --     80,597      41,661      11,864
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and
  redemption price per share,
  Class I Shares                             $      4.28    $    4.39    $      3.41    $ 10.80   $     --    $     --    $     --
==================================================================================================================================
Net asset value, offering and
  redemption price per share,
  Class II Shares                            $        --    $      --    $        --              $   9.71    $   9.49    $   9.07
==================================================================================================================================



                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 61

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (000)

                                                             Turner      Turner       Turner                                 Turner
                                                Turner       Midcap     Small Cap    Micro Cap      Turner        Turner     Global
                                             Select Growth   Growth      Growth       Growth      Technology      Top 20     Top 40
                                              Equity Fund     Fund        Fund         Fund          Fund          Fund       Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                 10/1/00     10/1/00      10/1/00      10/1/00      10/1/00       10/1/00   10/1/00
                                                  thru        thru         thru         thru          thru          thru      thru
                                                 3/31/01     3/31/01      3/31/01      3/31/01      3/31/01       3/31/01   3/31/01
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
    Interest                                    $     49    $     828    $     601    $    647    $      54    $      77    $     7
    Dividend                                          82          627           --          --           --          192         14
    Foreign taxes withheld                            (1)          (3)          (6)         --           --           --         (1)
-----------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                       130        1,452          595         647           54          269         20
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                         106        3,602        1,906         788          511          807         44
    Administrator fees                                19          278          110          46           34           45         19
    Transfer agent fees                               16        1,065          402         185          154          111         19
    Registration fees                                  9           87           43          26           29           25         10
    Professional fees                                  8           76           45          20           19           15          7
    Printing fees                                      3          113           48          18           13           19          1
    Custodian fees                                     7           38           26           8           10           13         --
    Trustee fees                                      --            5            2           1            1            1         --
    Amortization of deferred
       organizational costs                           --           --            2           1           --           --         --
    Shareholder service fees(2)                       --           --           --          --           --           --         --
    Insurance and other fees                          --           14            6           2            2            2         (1)
-----------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                168        5,278        2,590       1,095          773        1,038         99
    Less: Investment advisory
       fee waiver                                    (21)          --         (135)        (98)        (103)          --        (18)
         Reimbursements
            from adviser                              --           --           --          --           --           --         --
         Administrator fee waiver                     --           --           --          --           --           --         --
         Directed brokerage                          (14)        (205)         (72)        (12)         (42)        (172)       (20)
-----------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                  133        5,073        2,383         985          628          866         61
-----------------------------------------------------------------------------------------------------------------------------------
          Net investment
               income (loss)                          (3)      (3,621)      (1,788)       (338)        (574)        (597)       (41)
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                           (14,995)    (400,193)    (119,477)         77     (109,325)    (138,384)    (5,855)
    Net unrealized appreciation
       (depreciation) of
       investment securities                      (3,542)    (258,984)     (94,372)    (35,093)     (10,570)      (3,256)      (688)
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
       gain (loss) on investments                (18,537)    (659,177)    (213,849)    (35,016)    (119,895)    (141,640)    (6,543)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
       in net assets resulting
       from operations                          $(18,540)   $(662,798)   $(215,637)   $(35,354)   $(120,469)   $(142,237)   $(6,584)
-----------------------------------------------------------------------------------------------------------------------------------

(1)  Commenced operations on February 28, 2001.
(2)  Attributable to Class II Shares only.
Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


62 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                                                                     Turner   Turner Short Duration
                                               Turner                New       Turner     Turner   Core High    Government Funds-
                                             Wireless &  Future    Energy &   Healthcare   Tax      Quality   ---------------------
                                 Turner B2B   Communi-  Financial   Power       & Bio-  Managed U.S. Fixed      One        Three
                                 E-Commerce   cations   Services  Technology  technology  Equity     Income     Year        Year
                                    Fund       Fund       Fund      Fund        Fund       Fund      Fund     Portfolio  Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
                                    10/1/00    10/1/00   10/1/00  2/28/01    2/28/01     2/28/01   10/1/00   10/1/00     10/1/00
                                     thru        thru     thru     thru       thru        thru      thru       thru       thru
                                    3/31/01    3/31/01   3/31/01  3/31/01(1) 3/31/01(1) 3/31/01(1) 3/31/01   3/31/01     3/31/01
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
    Interest                        $     8    $      9     $ --     $  1      $  1      $ --    $   480    $ 1,144    $ 1,693
    Dividend                              3           3        4       --        --        --         --         --         --
    Foreign taxes withheld               --          --       --       --        --        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income           11          12        4        1         1        --        480      1,144      1,693
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees             47          81        2        1        --        --         37         44         65
    Administrator fees                   19          19       32        2         2         2         32         47         47
    Transfer agent fees                  18          29        9        4         4         4         11         31         40
    Registration fees                    16          17       11        3         3         3         10         20         23
    Professional fees                     7           8        7        2         2         2          9         10         12
    Printing fees                         1           2        2       --         1        --          1          4          5
    Custodian fees                        8           9       --       --        --        --          2          3          4
    Trustee fees                         --          --       --       --        --        --         --         --         --
    Amortization of deferred
       organizational costs              --          --        4       --        --        --         --         --         --
    Shareholder service fees(2)          --          --       --       --        --        --         --         10          9
    Insurance and other fees             --          --       --       --        --        --          1          2          3
-----------------------------------------------------------------------------------------------------------------------------------
       Total expenses                   116         165       67       12        12        11        103        171        208
    Less: Investment advisory
       fee waiver                       (46)        (52)      (2)      (1)       --        --        (37)       (44)       (65)
         Reimbursements
            from adviser                 --          --      (63)     (10)      (11)      (11)       (34)       (39)       (25)
         Administrator fee waiver        --          --       --       --        --        --         --        (15)       (15)
         Directed brokerage             (12)        (14)      --       --        --        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
       Net expenses                      58          99        2        1         1        --         32         73        103
-----------------------------------------------------------------------------------------------------------------------------------
          Net investment
               income (loss)            (47)        (87)       2       --        --        --        448      1,071      1,590
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold               (5,741)    (14,331)      53      (42)      (10)       (3)       200        139        169
    Net unrealized appreciation
       (depreciation) of
       investment securities         (2,480)     (2,811)     (50)      18        (7)       (9)       389        156        880
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
       gain (loss) on investments    (8,221)    (17,142)       3      (24)      (17)      (12)       589        295      1,049
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
       in net assets resulting
       from operations              $(8,268)   $(17,229)    $  5     $(24)     $(17)     $(12)   $ 1,037    $ 1,366    $ 2,639
-----------------------------------------------------------------------------------------------------------------------------------



                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 63

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (000)


                                         Turner
                                      Select Growth           Turner Midcap        Turner Small Cap           Turner Micro Cap
                                       Equity Fund             Growth Fund            Growth Fund               Growth Fund
                                  --------------------------------------------------------------------------------------------------
                                   10/1/00     6/14/00     10/1/00       year      10/1/00      year        10/1/00      year
                                    thru        ended       thru         ended      thru        ended        thru        ended
                                   3/31/01   9/30/00 (1)   3/31/01      9/30/00    3/31/01     9/30/00      3/31/01     9/30/00
------------------------------------------------------------------------------------------------------------------------------------
Activities:
  Net investment income
     (loss)                       $     (3)  $    (2)  $    (3,621)  $    (4,234)  $  (1,788)  $  (4,159)  $    (338)  $    (984)
  Net realized gain (loss)
     from securities sold          (14,995)     (393)     (400,193)       73,899    (119,477)    117,610          77      19,298
  Net unrealized
     appreciation (depreciation)
     on investments                 (3,542)       52      (258,984)      195,101     (94,372)     25,386     (35,093)     42,196
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
        net assets resulting
        from operations            (18,540)     (343)     (662,798)      264,766    (215,637)    138,837     (35,354)     60,510
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  Net investment income                 --        --            --            --          --          --          --          --
  Realized capital gains                --        --       (83,836)      (20,897)   (111,157)    (53,790)    (18,987)     (2,225)
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions                --        --       (83,836)      (20,897)   (111,157)    (53,790)    (18,987)     (2,225)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
  Proceeds from shares issued       84,875     5,144       570,808     1,109,065     114,385     295,246      52,927     334,443
  Proceeds from shares issued
     in lieu of cash
     distributions                      --        --        78,601        19,905     106,726      51,918      17,886       1,957
  Cost of shares redeemed          (20,639)     (145)     (366,743)     (317,913)   (140,265)   (157,360)    (57,261)   (220,541)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets
     from capital share
     transactions                   64,236     4,999       282,666       811,057      80,846     189,804      13,552     115,859
------------------------------------------------------------------------------------------------------------------------------------
     Total increase in net
       assets                       45,696     4,656      (463,968)    1,054,926    (245,948)    274,851     (40,789)    174,144
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
     Beginning of period             4,656        --     1,203,756       148,830     528,928     254,077     187,107      12,963
------------------------------------------------------------------------------------------------------------------------------------
     End of period                $ 50,352   $ 4,656   $   739,788   $ 1,203,756   $ 282,980   $ 528,928   $ 146,318   $ 187,107
====================================================================================================================================
Shares issued and redeemed:
  Issued                            11,638       489        18,158        27,387       4,605       6,551       1,459       9,214
  Issued in lieu of cash
     distributions                      --        --         2,465           613       4,448       1,386         540          67
  Redeemed                          (2,952)      (15)      (12,063)       (7,956)     (5,230)     (3,556)     (1,631)     (5,821)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase in
    capital shares                   8,686       474         8,560        20,044       3,823       4,381         368       3,460
------------------------------------------------------------------------------------------------------------------------------------

(1)  Commenced operations on June 14, 2000.
(2)  Commenced operations on June 30, 2000.

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


64 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Turner            Turner B2B
                                           Turner                   Turner                 Global             E=Commerce
                                       Technology Fund           Top 20 Fund            Top 40 Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                     10/1/00       year      10/1/00       year      10/1/00    6/30/00    10/1/00   6/30/00
                                      thru        ended       thru        ended       thru       thru       thru       thru
                                     3/31/01     9/30/00     3/31/01     9/30/00     3/31/01    9/30/00(2) 3/31/01   9/30/00(2)
-----------------------------------------------------------------------------------------------------------------------------------
Activities:
  Net investment income (loss)      $    (574)  $    (883)  $    (597)  $  (1,207)  $    (41)  $    (15)  $    (47)  $    (15)
  Net realized gain (loss) from
     securities sold                 (109,325)     20,737    (138,384)     36,086     (5,855)    (1,436)    (5,741)      (382)
  Net unrealized appreciation
     (depreciation) on investments    (10,570)      2,679      (3,256)      1,014       (688)       367     (2,480)     1,889
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
        net assets resulting
        from operations              (120,469)     22,533    (142,237)     35,893     (6,584)    (1,084)    (8,268)     1,492
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  Net investment income                    --          --          --          --         --         --         --         --
  Realized capital gains              (20,658)     (1,868)    (33,660)     (5,039)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
     Total distributions              (20,658)     (1,868)    (33,660)     (5,039)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
  Proceeds from shares issued          69,585     260,904      63,017     286,659      2,138     17,221      5,306     15,745
  Proceeds from shares issued
     in lieu of cash
     distributions                     19,941       1,800      32,992       4,896         --         --         --         --
  Cost of shares redeemed             (75,869)   (122,312)    (90,183)    (91,900)    (2,185)    (4,057)    (7,472)    (3,487)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets from
     capital share transactions        13,657     140,392       5,826     199,655        (47)    13,164     (2,166)    12,258
------------------------------------------------------------------------------------------------------------------------------------
     Total increase in net assets    (127,470)    161,057    (170,071)    230,509     (6,631)    12,080    (10,434)    13,750
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
     Beginning of period              169,353       8,296     246,621      16,112     12,080         --     13,750         --
====================================================================================================================================
     End of period                  $  41,883   $ 169,353   $  76,550   $ 246,621   $  5,449   $ 12,080   $  3,316   $ 13,750
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
  Issued                                3,804       8,552       4,216      12,448        312      1,712        546      1,431
  Issued in lieu of cash
         distributions                  1,246          84       2,277         274         --         --         --         --
  Redeemed                             (4,542)     (4,046)     (6,255)     (3,907)      (328)      (423)      (890)      (333)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase in capital shares          508       4,590         238       8,815        (16)     1,289       (344)     1,098
-----------------------------------------------------------------------------------------------------------------------------------

                                        Turner
                                      Wireless &               Turner
                                    Communications        Future Financial
                                        Fund                Services Fund
--------------------------------------------------------------------------------
                                    10/1/00    6/30/00     10/1/00   year
                                      thru       thru       thru     ended
                                    3/31/01   9/30/00 (2)  3/31/01  9/30/00
--------------------------------------------------------------------------------
Activities:
  Net investment income (loss)      $    (87)   $    (28)   $   2    $   7
  Net realized gain (loss) from
     securities sold                 (14,331)       (291)      53      (21)
  Net unrealized appreciation
     (depreciation) on investments    (2,811)      1,535      (50)      65
--------------------------------------------------------------------------------
     Net increase (decrease) in
        net assets resulting
        from operations              (17,229)      1,216        5       51
--------------------------------------------------------------------------------
Distributions to shareholders:
  Net investment income                   --          --       (5)      (9)
  Realized capital gains                 (81)         --       --      (15)
--------------------------------------------------------------------------------
     Total distributions                 (81)         --       (5)     (24)
--------------------------------------------------------------------------------
Capital share transactions:
  Proceeds from shares issued          7,671      26,061       89       70
  Proceeds from shares issued
     in lieu of cash
     distributions                        78          --        5       24
  Cost of shares redeemed             (9,136)     (3,005)    (194)     (34)
--------------------------------------------------------------------------------
  Net increase in net assets from
     capital share transactions       (1,387)     23,056     (100)      60
--------------------------------------------------------------------------------
     Total increase in net assets    (18,697)     24,272     (100)      87
--------------------------------------------------------------------------------
Net assets:
     Beginning of period              24,272          --      392      305
--------------------------------------------------------------------------------
     End of period                  $  5,575    $ 24,272    $ 292    $ 392
================================================================================
Shares issued and redeemed:
  Issued                                 931       2,307        8        8
  Issued in lieu of cash
         distributions                    10          --       --        2
  Redeemed                            (1,361)       (254)     (16)      (4)
--------------------------------------------------------------------------------
  Net increase in capital shares        (420)      2,053       (8)       6
--------------------------------------------------------------------------------


(1) Commenced operations on June 14, 2000.
(2) Commenced operations on June 30, 2000.

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 65

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000)

                                         Turner
                                       New Energy          Turner             Turner
                                        & Power          Healthcare $       Tax Managed
                                       Technology       Biotechnology       U.S. Equity     Turner Core High Quality
                                         Fund               Fund              Fund               Fixed Income Fund
                                     --------------------------------------------------------------------------------
                                        2/28/01           2/28/01            2/28/01           10/1/00         year
                                         thru               thru              thru               thru         ended
                                       3/31/01(1)        3/31/01(1)         3/31/01(1)         3/31/01       9/30/00
---------------------------------------------------------------------------------------------------------------------
Investment Activities:
    Net investment income                 $  --           $  --            $  --            $    448      $    711
    Net realized gain (loss) from
      securities sold                       (42)            (10)              (3)                200          (202)
    Net unrealized appreciation
      (depreciation) on investments          18              (7)              (9)                389           352
---------------------------------------------------------------------------------------------------------------------
       Net increase in net assets
         resulting from operations          (24)            (17)             (12)              1,037           861
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I                               --              --               --                (447)         (711)
       Class II                              --              --               --                  --            --
    Realized capital gains
       Class I                               --              --               --                  --            --
       Class II                              --              --               --                  --            --
---------------------------------------------------------------------------------------------------------------------
          Total distributions                --              --               --                (447)         (711)
---------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I
    Proceeds from shares issued              --              --               --               3,645         3,507
    Proceeds from shares issued in
      lieu of cash distributions             --              --               --                 446           710
    Cost of shares redeemed                  --              --               --              (3,920)         (401)
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
    Class I transactions                     --              --               --                 171         3,816
---------------------------------------------------------------------------------------------------------------------
Class II
    Proceeds from shares issued             840             419              120                  --            --
    Proceeds from shares issued in
      lieu of cash distributions             --              --               --                  --            --
    Cost of shares redeemed                 (34)             (7)              --                  --            --
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Class
  II transactions                           806             412              120                  --            --
---------------------------------------------------------------------------------------------------------------------
    Net increase in net assets
      from capital share transactions       806             412              120                 171         3,816
---------------------------------------------------------------------------------------------------------------------
       Total increase in net assets         782             395              108                 761         3,966
---------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                      --              --               --              13,975        10,009
---------------------------------------------------------------------------------------------------------------------
    End of period                         $ 782           $ 395            $ 108            $ 14,736      $ 13,975
---------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I
    Issued                                   --              --               --                 358           358
    Issued in lieu of cash
      distributions                          --              --               --                  43            72
    Redeemed                                 --              --               --                (383)          (40)
---------------------------------------------------------------------------------------------------------------------
Increase in net assets from
  Class I transactions                       --              --               --                  18           390
---------------------------------------------------------------------------------------------------------------------
Class II
    Issued                                   84              43               12                  --            --
    Issued in lieu of cash
      distributions                          --              --               --                  --            --
    Redeemed                                 (3)             (1)              --                  --            --
---------------------------------------------------------------------------------------------------------------------
Increase in net assets from
  Class II transactions                      81              42               12                  --            --
---------------------------------------------------------------------------------------------------------------------
Net increase in capital shares               81              42               12                  18           390
---------------------------------------------------------------------------------------------------------------------


66| TURNER FUNDS 2001 SEMIANNUAL REPORT

                                        Turner Short Duration       Turner Short Duration
                                          Government Funds-            Government Funds-
                                          One Year Portfolio          Three Year Portfolio
                                       ---------------------------------------------------
                                        10/1/00          year        10/1/00         year
                                          thru          ended         thru          ended
                                        3/31/01        9/30/00       3/31/01       9/30/00
------------------------------------------------------------------------------------------
Investment Activities:
    Net investment income               $  1,071      $  1,229      $  1,590      $  2,648
    Net realized gain (loss) from
      securities sold                        139            (5)          169          (179)
    Net unrealized appreciation
      (depreciation) on investments          156           133           880           243
------------------------------------------------------------------------------------------
       Net increase in net assets
         resulting from operations         1,366         1,357         2,639         2,712
------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I                              (835)         (822)       (1,349)       (2,398)
       Class II                             (227)         (458)         (215)         (290)
    Realized capital gains
       Class I                                --            --            --            --
       Class II                               --            --            --            --
------------------------------------------------------------------------------------------
          Total distributions             (1,062)       (1,280)       (1,564)       (2,688)
------------------------------------------------------------------------------------------
Capital share transactions:
Class I
    Proceeds from shares issued           38,347        68,584        23,959        10,364
    Proceeds from shares issued in
      lieu of cash distributions             815           771         1,333         2,392
    Cost of shares redeemed              (43,227)      (42,274)      (19,335)       (9,318)
------------------------------------------------------------------------------------------
Net increase in net assets from
    Class I transactions                  (4,065)       27,081         5,957         3,438
------------------------------------------------------------------------------------------
Class II
    Proceeds from shares issued              815         9,813         2,728         9,004
    Proceeds from shares issued in
      lieu of cash distributions             213           417           202           265
    Cost of shares redeemed               (4,127)       (4,451)       (1,440)       (2,934)
------------------------------------------------------------------------------------------
Net increase in net assets from Class
  II transactions                         (3,099)        5,779         1,490         6,335
------------------------------------------------------------------------------------------
    Net increase in net assets
      from capital share transactions     (7,164)       32,860         7,447         9,773
------------------------------------------------------------------------------------------
       Total increase in net assets       (6,860)       32,937         8,522         9,797
------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                   39,299         6,362        48,571        38,774
------------------------------------------------------------------------------------------
    End of period                       $ 32,439      $ 39,299      $ 57,093      $ 48,571
------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I
    Issued                                 3,803         6,838         2,409         1,062
    Issued in lieu of cash
      distributions                           81            77           134           245
    Redeemed                              (4,289)       (4,213)       (1,943)         (954)
------------------------------------------------------------------------------------------
Increase in net assets from
  Class I transactions                      (405)        2,702           600           353
------------------------------------------------------------------------------------------
Class II
    Issued                                    81           973           276           928
    Issued in lieu of cash
      distributions                           21            41            20            27
    Redeemed                                (407)         (441)         (145)         (302)
------------------------------------------------------------------------------------------
Increase in net assets from
  Class II transactions                     (305)          573           151           653
------------------------------------------------------------------------------------------
Net increase in capital shares              (710)        3,275           751         1,006
------------------------------------------------------------------------------------------

(1)  Commenced operations February 28, 2001.

Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 67

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          Realized and
             Net asset         Net         unrealized   Distributions  Distributions
               value,       investment       gains        from net         from                        Net asset
             beginning        income      (losses) on    investment      capital         Return        value, end
             of period        (loss)      investments       income        gains        of capital      of period
-----------------------------------------------------------------------------------------------------------------------
Turner Select Growth Equity Fund -- Class I
-------------------------------------------
2001*        $    9.81           --          (4.31)           --             --            --          $    5.50
2000 (1)     $   10.00           --          (0.19)           --             --            --          $    9.81

------------------------------------
Turner Midcap Growth Fund -- Class I
------------------------------------
2001*        $   46.52        (0.06)        (21.91)           --          (3.07)           --          $   21.48
2000         $   25.53        (0.10)         23.79            --          (2.70)           --          $   46.52
1999         $   13.87        (0.06)         11.72            --             --            --          $   25.53
1998         $   14.22        (0.07)          0.22            --          (0.50)           --          $   13.87
1997 (2)     $   10.00        (0.03)          4.36            --          (0.11)           --          $   14.22

---------------------------------------
Turner Small Cap Growth Fund -- Class I
---------------------------------------
2001*        $   44.79        (0.03)        (16.19)           --         (10.47)           --          $   18.10
2000         $   34.20        (0.12)         17.89            --          (7.18)           --          $   44.79
1999         $   21.49        (0.26)         12.97            --             --            --          $   34.20
1998         $   26.35        (0.23)         (4.19)           --          (0.25)        (0.19)         $   21.49
1997         $   23.13        (0.07)          3.80            --          (0.51)           --          $   26.35
1996 (3)     $   16.08        (0.08)          8.17            --          (1.04)           --          $   23.13
1995         $   10.90        (0.06)          5.24            --             --            --          $   16.08

---------------------------------------
Turner Micro Cap Growth Fund -- Class I
---------------------------------------
2001*        $   45.92        (0.06)         (8.23)           --          (4.70)           --          $   32.93
2000         $   21.09        (0.18)         26.52            --          (1.51)           --          $   45.92
1999 (4)     $    9.88        (0.05)         11.26            --             --            --          $   21.09
1998 (5)     $   10.00        (0.04)         (0.08)           --             --            --          $    9.88

---------------------------------
Turner Technology Fund -- Class I
---------------------------------
2001*        $   32.69        (0.09)        (21.00)           --          (4.24)           --          $    7.36
2000         $   14.06        (0.16)         20.33            --          (1.54)           --          $   32.69
1999 (6)     $   10.00        (0.02)          4.08            --             --            --          $   14.06

-----------------------------
Turner Top 20 Fund -- Class I
-----------------------------
2001*        $   24.74        (0.06)        (13.25)           --          (3.93)           --          $    7.50
2000         $   13.99        (0.11)         13.06            --          (2.20)           --          $   24.74
1999 (6)     $   10.00        (0.02)          4.01            --             --            --          $   13.99

------------------------------------
Turner Global Top 40 Fund -- Class I
------------------------------------
2001*        $    9.37        (0.03)         (5.06)           --             --            --          $    4.28
2000 (7)     $   10.00        (0.01)         (0.62)           --             --            --          $    9.37

-------------------------------------
Turner B2B E-Commerce Fund -- Class I
-------------------------------------
2001*        $   12.52        (0.07)         (8.06)           --             --            --          $    4.39
2000 (7)     $   10.00        (0.01)          2.53            --             --            --          $   12.52

------------------------------------------------
Turner Wireless & Communications Fund -- Class I
------------------------------------------------
2001*        $   11.82        (0.06)         (8.31)           --          (0.04)           --          $    3.41
2000 (7)     $   10.00        (0.01)          1.83            --             --            --          $   11.82

------------------------------------------------
Turner Future Financial Services Fund -- Class I
------------------------------------------------
2001(8)*     $   11.16         0.05          (0.28)        (0.13)            --            --          $   10.80
2000         $   10.74         0.20           1.05         (0.31)         (0.52)           --          $   11.16
1999         $   10.50         0.23           0.79         (0.09)         (0.69)           --          $   10.74
1998(9)      $   10.00         0.07           0.64         (0.01)         (0.20)           --          $   10.50

* For the six-month period ended March 31, 2001 (Unaudited). All ratios for the period have been annualized.
+    Returns are for the period indicated and have not been annualized.
++   Inclusive of directed brokerage arrangements, waivers and reimbursements.
(1) Commenced operations on June 14, 2000. All ratios for the period have been annualized.
(2) Commenced operations on October 1, 1996. All ratios for the period have been annualized.
(3) On April 19, 1996, the Board of Trustees of the Advisors' Inner Circle Funds voted to approve a tax=free reorganization of the Turner Funds. In connection with the reorganization, the Funds changed their fiscal year end from October 31 to September 30, effective September 30, 1996. All ratios for the period have been annualized.


68 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                                                  Ratio of net
                                                     Ratio of         Ratio of                     investment
                                                   net expenses       expenses                    income (loss)
                                                    to average       to average    Ratio of net    to average
                         Net         Ratio of       net assets       net assets     investment     net assets
                     assets end    net expenses     (including       (excluding    income (loss)   (excluding      Portfolio
    Total             of period     to average      waivers and      waivers and    to average     waivers and      turnover
   Return+              (000)      net assets++   reimbursements)  reimbursements)  net assets   reimbursements)     rate
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
Turner Select Growth Equity Fund -- Class I
-------------------------------------------
    (43.93)%         $   50,352        0.75%          0.83%            0.95%         (0.10)%         (0.22)%       283.67%
     (1.90)%         $    4,656        0.75%          0.75%            3.35%         (0.14)%         (2.74)%       128.14%

------------------------------------
Turner Midcap Growth Fund -- Class I
------------------------------------
    (49.38)%         $  739,788        1.06%          1.10%            1.10%         (0.80)%         (0.80)%       184.12%
     97.35%          $1,203,756        1.03%          1.07%            1.07%         (0.72)%         (0.72)%       306.97%
     84.07%          $  148,830        1.03%          1.08%            1.08%         (0.58)%         (0.58)%       290.79%
      1.24%          $   24,582        1.23%          1.34%            1.73%         (0.79)%         (1.18)%       304.29%
     43.77%          $    5,145        1.25%          1.25%            7.96%         (0.62)%         (7.33)%       348.29%

---------------------------------------
Turner Small Cap Growth Fund -- Class I
---------------------------------------
    (41.95)%         $  282,980        1.25%          1.29%            1.36%         (0.98)%         (1.05)%        87.97%
     56.07%          $  528,928        1.25%          1.26%            1.27%         (0.94)%         (0.95)%       203.01%
     59.14%          $  254,077        1.25%          1.27%            1.31%         (1.00)%         (1.04)%       223.61%
    (16.90)%         $  147,534        1.25%          1.28%            1.41%         (0.99)%         (1.12)%       167.73%
     16.64%          $  153,462        1.24%          1.24%            1.33%         (0.84)%         (0.93)%       130.68%
     52.90%          $   67,425        1.25%          1.25%            1.54%         (0.88)%         (1.17)%       149.00%
     47.52%          $   13,072        1.25%          1.25%            2.39%         (0.68)%         (1.82)%       183.49%

---------------------------------------
Turner Micro Cap Growth Fund -- Class I
---------------------------------------
    (18.12)%         $  146,318        1.25%          1.27%            1.39%         (0.45)%         (0.57)%        47.75%
    129.02%          $  187,107        1.25%          1.27%            1.35%         (0.81)%         (0.89)%       179.08%
    113.46%          $   12,963        0.90%          0.90%            2.86%         (0.47)%         (2.43)%       239.32%
     (1.20)%         $    2,843        1.25%          1.25%            8.18%         (0.64)%         (7.57)%       128.53%

---------------------------------
Turner Technology Fund -- Class I
---------------------------------
    (71.52)%         $   41,883        1.34%          1.43%            1.65%         (1.32)%         (1.54)%       426.46%
    149.35%          $  169,353        1.35%          1.50%            1.67%         (1.25)%         (1.42)%     1,340.92%
     40.60%          $    8,296        1.35%          1.35%            3.89%         (0.87)%         (3.41)%       317.32%

-----------------------------
Turner Top 20 Fund -- Class I
-----------------------------
    (61.45)%         $   76,550        1.15%          1.37%            1.37%         (1.02)%         (1.02)%       669.37%
     98.58%          $  246,621        1.26%          1.52%            1.62%         (1.16)%         (1.26)%     1,590.94%
     39.90%          $   16,112        1.35%          1.35%            2.55%         (0.87)%         (2.07)%       369.11%

------------------------------------
Turner Global Top 40 Fund -- Class I
------------------------------------
    (54.32)%         $    5,449        1.40%          1.85%            2.27%         (1.39)%         (1.81)%       651.12%
     (6.30)%         $   12,080        1.40%          1.40%            2.02%         (0.48)%         (1.10)%       285.98%

-------------------------------------
Turner B2B E=Commerce Fund -- Class I
-------------------------------------
    (64.94)%         $    3,316        1.35%          1.65%            2.73%         (1.38)%         (2.46)%       434.59%
     25.20%          $   13,750        1.35%          1.35%            2.87%         (0.83)%         (2.35)%        83.02%

------------------------------------------------
Turner Wireless & Communications Fund -- Class I
------------------------------------------------
    (71.02)%         $    5,575        1.35%          1.54%            2.25%         (1.38)%         (2.09)%       565.77%
     18.20%          $   24,272        1.35%          1.35%            2.04%         (0.76)%         (1.45)%        89.66%

------------------------------------------------
Turner Future Financial Services Fund -- Class I
------------------------------------------------
     (2.19)%         $      292        1.40%          1.40%           35.65%          1.10%         (33.15)%       172.97%
     12.86%          $      392        1.40%          1.40%           41.09%          2.00%         (37.69)%        49.67%
      9.62%          $      305        1.40%          1.40%           14.54%          1.17%         (11.97)%       114.10%
      6.81%          $      703        1.40%          1.40%           29.22%          0.68%         (27.14)%       174.80%

(4) On January 25, 1999 shareholders of the Alpha Select Turner Micro Cap Growth Fund (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner Micro Cap Growth Fund.
(5) Commenced operations on March 1, 1998. All ratios for the period have been annualized.
(6) Commenced operations on June 30, 1999. All ratios for the period have been annualized.
(7) Commenced operations on June 30, 2000. All ratios for the period have been annualized.
(8) On January 12, 2001, shareholders of the Penn Capital Select Financial Services Fund approved a change in the Advisor from Penn Capital Management Company, Inc. to Turner Investment Partners, Inc. In connection with the change in Adviser, the Fund changed its name to the Turner Future Financial Services Fund effective January 16, 2001.
(9) Commenced operations on October 20, 1997. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 69

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       Realized and
            Net asset                   unrealized    Distributions  Distributions
             value,          Net           gains        from net         from         Net asset               Net assets
            beginning    investment     (losses) on    investment       capital      value, end     Total       end of
            of period      income       investments      income          gains        of period    return+   period (000)
---------------------------------------------------------------------------------------------------------------------------
Turner New Energy & Power Technology Fund-- Class II
----------------------------------------------------
2001(1)*     $   10.00       --          (0.29)             --             --          $ 9.71       (2.90)%   $   782

--------------------------------------------------
Turner Healthcare & Biotechnology Fund -- Class II
--------------------------------------------------
2001(1)*     $   10.00     0.01          (0.52)             --             --          $ 9.49       (5.10)%   $   395

-----------------------------------------------
Turner Tax Managed U.S. Equity Fund -- Class II
-----------------------------------------------
2001(1)*     $   10.00       --          (0.93)             --             --          $ 9.07       (9.30)%   $   108

-----------------------------------------------------
Turner Core High Quality Fixed Income Fund -- Class I
-----------------------------------------------------
2001*        $    9.98     0.31           0.41           (0.31)            --          $10.39        7.26%    $14,736
2000         $    9.91     0.59           0.07           (0.59)            --          $ 9.98        6.97%    $13,975
1999 (8)     $   10.00     0.14          (0.09)          (0.14)            --          $ 9.91        0.48%    $10,009

------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Class I
------------------------------------------------------------------
2001*        $   10.05     0.31           0.08           (0.30)            --          $10.14        3.94%    $26,536
2000         $   10.05     0.61           0.01           (0.62)            --          $10.05        6.34%    $30,365
1999(2)      $   10.09     0.54          (0.02)          (0.56)            --          $10.05        5.34%    $ 3,207
1998 (3)     $   10.08     0.35             --           (0.33)         (0.01)         $10.09        3.50%    $   991
1998 (4)     $   10.06     0.60           0.02           (0.60)            --          $10.08        6.34%    $ 1,195
1997         $   10.03     0.60           0.03           (0.60)            --          $10.06        6.32%    $   864
1996         $    9.99     0.64           0.05           (0.65)            --          $10.03        7.09%    $   398

-------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Class II
-------------------------------------------------------------------
2001*        $   10.09     0.25           0.13           (0.29)            --          $10.18        3.81%    $ 5,903
2000         $   10.10     0.57           0.02           (0.60)            --          $10.09        6.00%    $ 8,934
1999 (2)     $   10.11     0.47           0.02           (0.50)            --          $10.10        5.00%    $ 3,155
1998 (5)     $   10.08     0.30           0.03           (0.30)            --          $10.11        3.26%         --

--------------------------------------------------------------------
Turner Short Duration Government Funds-Three Year Portfolio--Class I
--------------------------------------------------------------------
2001*        $    9.82     0.30           0.20           (0.30)            --          $10.02        5.13%    $48,973
2000         $    9.84     0.58          (0.01)          (0.59)            --          $ 9.82        6.00%    $42,092
1999 (6)     $   10.25     0.55          (0.27)          (0.55)         (0.14)         $ 9.84        2.89%    $38,687
1998 (3)     $   10.10     0.35           0.15           (0.34)         (0.01)         $10.25        5.09%    $12,015
1998 (4)     $   10.00     0.59           0.10           (0.59)            --          $10.10        7.07%    $15,544
1997         $   10.04     0.58          (0.01)          (0.59)         (0.02)         $10.00        5.45%    $17,809
1996         $    9.80     0.60           0.23           (0.59)            --          $10.04        8.73%    $11,027

---------------------------------------------------------------------
Turner Short Duration Government Funds-Three Year Portfolio--Class II
---------------------------------------------------------------------
2001*        $    9.78     0.29           0.20           (0.28)            --          $ 9.99        5.12%    $ 8,120
2000         $    9.80     0.58          (0.02)          (0.58)            --          $ 9.78        5.92%    $ 6,479
1999 (7)     $    9.95     0.68          (0.13)          (0.70)            --          $ 9.80        5.64%    $    87

* For the six-month period ended March 31, 2001 (Unaudited). All ratios for the period have been annualized.
+    Returns are for the period indicated and have not been annualized.
(1) Commenced operations February 28, 2001. All ratios for the period have been annualized.
(2) On May 24, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-One Year Portfolio (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner Short Duration Government Funds-One Year Portfolio.
(3) On November 10, 1997 the Board of Trustees of TIP Institutional Funds (formerly, The Solon Funds) approved a change in the Turner Short Duration Government Funds Three Year and One Year Portfolios' year end from February 28 to September 30, effective March 1, 1998. All ratios for the period have been annualized.
(4) On January 22, 1998, shareholders of both the Three Year and One Year Funds approved a change in the advisor from Solon Asset Management, L.P. to
     Turner   Investment   Partners,   Inc.


70 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                              Ratio of net
                Ratio of                      investment
                expenses                     income (loss)
               to average    Ratio of net     to average                 Average       Average         Average
  Ratio of     net assets     investment      net assets                  debt          debt           shares
net expenses   (excluding    income (loss)    (excluding                per share    outstanding     outstanding  Portfolio
 to average    waivers and    to average      waivers and    Interest    during        during          during     turnover
 net assets  reimbursements)  net assets    reimbursements)  expense   the period(9) the period(9)(10)the period    rate
===========================================================================================================================
Turner New Energy & Power Technology Fund-- Class II
----------------------------------------------------
  1.50%         21.25%          0.08%          (19.67)%         --         --              --            --         73.14%

--------------------------------------------------
Turner Healthcare & Biotechnology Fund -- Class II
--------------------------------------------------
  1.50%         40.85%          1.11%          (38.24)%         --         --              --            --         18.62%

----------------------------------------------
Turner Tax Managed U.S. Equity Fund-- Class II
----------------------------------------------
  1.25%        138.91%         (0.17)%        (137.83)%         --         --              --            --         97.17%

----------------------------------------------------
Turner Core High Quality Fixed Income Fund-- Class I
----------------------------------------------------
  0.45%          1.41%          6.07%            5.11%          --         --              --            --        101.12%
  0.45%          1.46%          6.07%            5.06%          --         --              --            --        183.50%
  0.45%          1.99%          5.67%            4.13%          --         --              --            --         39.70%

------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Class I
------------------------------------------------------------------
  0.36%          0.91%          6.13%            5.58%          --         --              --            --        176.13%
  0.36%          1.25%          6.15%            5.26%          --         --              --            --        294.54%
  0.00%          6.53%          5.50%           (1.03)%         --         --              --            --        154.33%
  0.00%         10.83%          5.88%           (4.95)%         --         --              --            --         96.56%
  0.00%          8.83%          5.97%           (2.86)%         --         --              --            --         68.80%
  0.00%         10.25%          5.91%           (4.34)%         --         --              --            --         81.82%
  0.00%         16.47%          6.46%          (10.01)%         --         --              --            --         --

-------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Class II
-------------------------------------------------------------------
  0.61%          1.19%          5.88%            5.30%          --         --              --            --        176.13%
  0.61%          1.48%          5.72%            4.85%          --         --              --            --        294.54%
  0.23%          6.76%          5.13%           (1.40)%         --         --              --            --        154.33%
  0.25%         11.08%          5.63%           (5.20)%         --         --              --            --         96.56%

--------------------------------------------------------------------
Turner Short Duration Government Funds-Three Year Portfolio--Class I
--------------------------------------------------------------------
  0.36%          0.76%          6.13%            5.73%          --         --              --            --        109.62%
  0.36%          0.74%          5.94%            5.56%          --         --              --            --        223.73%
  0.24%          1.31%          6.21%            5.14%          --         --              --            --        257.98%
  0.24%          1.49%          5.84%            4.59%          --         --              --            --        121.63%
  0.24%          1.21%          5.85%            4.88%          --         --              --            --        197.03%
  0.24%          1.21%          5.80%            4.83%        0.02%     $0.04        $ 56,238     1,320,830        279.00%
  0.24%          1.45%          6.18%            4.97%        0.12%     $0.28        $256,115       901,238        251.00%

---------------------------------------------------------------------
Turner Short Duration Government Funds-Three Year Portfolio--Class II
---------------------------------------------------------------------
  0.61%          1.01%          5.88%            5.48%          --         --              --            --        109.62%
  0.61%          0.95%          5.90%            5.56%          --         --              --            --        223.73%
  0.48%          0.95%          5.71%            5.24%          --         --              --            --        257.98%

(5) Commenced operations on February 27, 1998. All ratios for the period have been annualized.
(6) On January 25, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-Three Year Portfolio (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner Short Duration Government Funds-Three Year Portfolio.
(7) Commenced operations on April 28, 1999. All ratios for the period have been annualized.
(8) Commenced operations on June 30, 1999. All ratios for the period have been annualized.
(9)  Average based upon amounts outstanding at each month end.
(10) There was no debt outstanding at the end of any period  presented.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 71

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

1.   ORGANIZATION:

TIP Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 21 portfolios. The financial statements included herein are those of the Turner Select Growth Equity Fund (the "Select Growth Equity Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Micro Cap Growth Fund (the "Micro Cap Growth Fund"), the Turner Technology Fund (the "Technology Fund"), the Turner Top 20 Fund (the "Top 20 Fund"), the Turner Global Top 40 Fund (the "Global Top 40 Fund"), the Turner B2B E-Commerce Fund (the "B2B E-Commerce Fund"), the Turner Wireless & Communications Fund (the "Wireless & Communications Fund"), the Turner Future Financial Services Fund (the "Future Financial Services Fund") (formerly the Penn Capital Select Financial Services
Fund), the Turner New Energy & Power Technology Fund (the "New Energy & Power Technology Fund"), the Turner Healthcare & Biotechnology Fund (the "Healthcare & Biotechnology Fund"), the Turner Tax Managed U.S. Equity Fund (the "Tax Managed U.S. Equity Fund"), the Turner Core High Quality Fixed Income Fund (the "Core High Quality Fixed Income Fund"), the Turner Short Duration Government Funds-One Year Portfolio (the "One Year Portfolio"), and the Turner Short Duration Government Funds-Three Year Portfolio (the "Three Year Portfolio"), (each a "fund" and collectively the "Funds"). The financial statements of the remaining portfolios are presented separately. Each Fund is registered as a diversified portfolio of the Trust with the exception of the Select Growth Equity Fund, the Top 20 Fund, the Global Top 40 Fund, the Future Financial Services Fund, the New Energy & Power Technology Fund, the Healthcare & Biotechnology Fund and the Tax Managed U.S. Equity Fund. The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies.

As of March 31, 2001, the Turner International Opportunities Fund and the Turner International Discovery Fund had not yet commenced operations.

The Turner Small Cap Growth Fund and the Turner Micro Cap Growth Fund were closed to new investors as of August 30, 1997, and March 7, 2000, respectively.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION--Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Market value for debt obligations is determined on the basis of last reported sales price, or if no sales are reported, as is the case with most securities traded over the counter, the mean between representative bid and asked quotations. Short-term securities with maturities of 60 days or less may be carried at amortized cost, which approximates market value. Fixed income securities for which market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.



72 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

     NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated on each business day, by dividing the total value of the fund's assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     EXPENSES--Expenses that are directly related to one of the funds are charged to that fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared and paid to shareholders at least annually for each Fund, with the exception of the Core High Quality Fixed Income Fund, the One Year Portfolio and the Three Year Portfolio which declare daily and pay monthly. Any net realized capital gains on sales of securities for all Funds are distributed to Shareholders at least annually.

     Distributions from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.   ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

Any capitalized organization costs for the Funds are being amortized over a period of sixty months. In the event any of the initial shares of a fund are redeemed by any holder thereof during the period that such fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by a Fund will be reduced by the unamortized organizational costs in the same ratio as the number of shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee. For these administrative services, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of .09% of the Trust's average daily net assets up to $250 million, .07% on the next $250 million, .06% on the next $250 million, .05% on the next $1.25 billion and
 .04% of such assets in excess of $2 billion. Each Fund is subject to a minimum annual fee of $65,000 for the first class Turner funds 2001 semiannual Report x #Notes to financial statementsof shares and $15,000 for each additional class of shares, which may be reduced at the sole discretion of the Administrator.

Some of the Funds had directed certain portfolio trades to brokers who paid a portion of its expenses. Under this arrangement, the following Funds' expenses were reduced by amounts shown for the period ended March 31, 2001:

                                                                         Amount
                                                                        --------
Select Growth Equity Fund                                               $ 14,319
Midcap Growth Fund                                                       205,333
Small Cap Growth Fund                                                     71,776
Micro Cap Growth Fund                                                     12,412
Technology Fund                                                           41,677
Top 20 Fund                                                              171,772
Global Top 40 Fund                                                        19,540
B2B E-Commerce Fund                                                       12,464
Wireless & Communications Fund                                            13,945


                                        TURNER FUNDS 2001 SEMIANNUAL REPORT | 73

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 28, 1996. The Distributor receives no fees for its distribution services under this agreement.

The Select Growth Equity Fund, New Energy & Power Technology Fund, Healthcare & Biotechnology Fund, Tax Managed U.S. Equity Fund and the One Year and Three Year Portfolios have adopted a shareholder service plan and agreement for their Class II Shares. Under the shareholder service plan and agreement the Funds pay the Distributor a shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Class II Shares of each Fund.

5.   INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner Investment Partners, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated April 28, 1996 under which the Advisor receives a fee, that is calculated daily and paid monthly, based on the average daily net assets of each Fund. The adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit their total operating expenses to a specified percentage of the average daily net assets of each Fund on an annualized basis. These waivers and reimbursements may be terminated at any time.

The Advisory fee for some of the Funds are subject to a performance adjustment based on such Fund's performance against the performance of its benchmark. These performance-based fees will begin once a Fund has been operations for at least one year. If a Fund outperforms its benchmark by a set amount Turner will receive higher advisory fees. Conversely, if a Fund underperforms its benchmark Turner will receive lower advisory fees. Accordingly, the advisory fee, expense caps and performance-based fee adjustments for the period are as follows:

                          ADVISORY      ADVISORY      ADVISORY      EXPENSE
                          FEE (LOW)     FEE (BASE)    FEE (HIGH)      CAP
                          ---------     ----------    ----------    -------
Select Growth
  Equity Fund                 n/a          0.60%           n/a        0.75%
Midcap Growth
  Fund                        n/a          0.75            n/a        1.25
Small Cap Growth
  Fund                        n/a          1.00            n/a        1.25
Micro Cap Growth
  Fund                        n/a          1.00            n/a        1.25
Technology
  Fund                       0.70%         1.10           1.50%       1.35
Top 20 Fund                  0.70          1.10           1.50        1.35
Global Top 40
  Fund                       0.70          1.00           1.30        1.40
B2B E-Commerce
  Fund                       0.70          1.10           1.50        1.35
Wireless &
  Communications
  Fund                       0.70          1.10           1.50        1.35
Future Financial
  Services Fund              0.75          1.00           1.25        1.40
New Energy & Power
  Technology Fund            0.75          1.00           1.25        1.50
Healthcare &
  Biotechnology Fund         0.75          1.00           1.25        1.50
Tax Managed U.S. Equity
  Fund                        n/a          0.75            n/a        1.25
Core High Quality
  Fixed Income Fund           n/a          0.50            n/a        0.45
One Year Portfolio            n/a          0.25            n/a        0.36*
Three Year Portfolio          n/a          0.25            n/a        0.36*

*    REPRESENTS MAXIMUM EXPENSE RATIO FOR CLASS I SHARES.

During the six-month period ended March 31, 2001, the following Funds' Advisory Fees were adjusted in accordance with the performance based fee described above:

                     BASE           PERFORMANCE         NET
                  ADVISER FEE       ADJUSTMENT      ADVISER FEE
                  -----------      -------------    -----------
Technology Fund    $1,035,276      $(523,978.46)      $511,298
Top 20 Fund         1,669,833       (862,978.98)       806,854


74 | TURNER FUNDS 2001 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

6.   INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 2001, are as follows
(000):

                                        PURCHASES             SALES
                                          (000)               (000)
                                      ------------        -----------
Select Growth Equity Fund             $    152,090        $    88,574
Midcap Growth Fund                       1,948,936          1,726,237
Small Cap Growth Fund                      337,286            370,629
Micro Cap Growth Fund                       69,337             79,814
Technology Fund                            397,672            404,606
Top 20 Fund                              1,002,914          1,027,614
Global Top 40 Fund                          55,770             55,796
B2B E-Commerce Fund                         35,611             35,474
Wireless & Communications Fund              79,842             80,746
Future Financial Services Fund                 636                724
New Energy & Power Technology Fund           1,348                559
Healthcare &
   Biotechnology Fund                          462                 70
Tax Managed U.S. Equity Fund                   219                102


                                PURCHASES (000)              SALES (000)
                              GOV'T        OTHER         GOV'T        OTHER
                             -------      -------       -------      --------
Core High Quality
   Fixed Income Fund         $14,979      $    --       $13,729      $   813
One Year Portfolio            28,918        2,879        32,867        2,326
Three Year Portfolio          53,790        4,402        46,931        3,387

At March 31, 2001, the total cost of securities and net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes.

The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2001, are as follows (000):

                                    AGGREGATE GROSS                   NET
                                      UNREALIZED                  UNREALIZED
                             APPRECIATION      DEPRECIATION      APPRECIATION
                             ------------      ------------      ------------
     Select Growth
        Equity Fund            $ 1,279          $ (4,769)         $ (3,490)
     Midcap Growth Fund         43,661           (96,285)          (52,624)
     Small Cap Growth
        Fund                    29,449           (63,354)          (33,905)
     Micro Cap Growth
        Fund                    29,185           (19,487)            9,698
     Technology Fund               899            (8,478)           (7,579)
     Top 20 Fund                 2,500            (3,936)           (1,436)
     Global Top 40 Fund            179              (500)             (321)
     B2B E-Commerce
        Fund                        91              (682)             (591)
     Wireless &
        Communications
        Fund                        76            (1,352)           (1,276)
     Future Financial
     Services Fund                  16                (9)                7
     New Energy & Power
        Technology Fund             43               (25)               18
     Healthcare &
        Biotechnology
        Fund                         9               (16)               (7)
     Tax Managed
        U.S. Equity Fund             1               (10)               (9)
     Core High Quality
        Fixed Income
        Fund                       506                (7)              499
     One Year Portfolio            290                --               290
     Three Year Portfolio        1,099                (4)            1,095



                                        TURNER FUNDS 2001 SEMIANNAUL REPORT | 75

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)
--------------------------------------------------------------------------------

7.   LINE OF CREDIT:

Pursuant to a credit agreement dated May 21, 1997, First Union National Bank provides an uncommitted line of credit to the Midcap Growth Fund, the Small Cap Growth Fund, the Micro Cap Growth Fund, the Top 20 Fund, the Technology Fund, the One Year Portfolio, the Three Year Portfolio and the Core High Quality Fixed Income Fund, Portfolios of the TIP Funds, for short-term or emergency purposes, such as funding shareholder redemptions. These loans are for the respective benefit of and repayable from the respective assets of each Fund. The aggregate principal amount of all borrowings may not exceed 10% of each Fund, net assets and the maximum principal amount that the Bank will loan is $10,000,000. Borrowings under the line of credit are charged interest based on the federal funds rate determined at the date of borrowing and are secured by investment securities of the borrowing portfolio. Each Fund is individually, and not jointly, liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the period ended March 31, 2001.

8.   SHAREHOLDER VOTING RESULTS
     AND REORGANIZATION:

On January 12, 2001, the shareholders of the Penn Capital Select Financial Services Fund approved a change in the adviser from Penn Capital Management Company, Inc. to Turner Investment Partners, Inc. In connection with the change in Adviser, the Fund changed its name to the Turner Future Financial Services Fund effective January 16, 2001. The results of the voting were as follows:

          SHARES VOTED        % OF VOTED       % OF TOTAL
          ------------        ----------       ----------
FOR         20,191.00           100.00%          55.13%

AGAINST          0.00             0.00            0.00

ABSTAIN          0.00             0.00            0.00

TOTAL       20,191.00           100.00%          55.13%



9.   SUBSEQUENT EVENT:

On April 30, 2001, the shareholders of the Clover Funds (the "Funds") approved:

1) the selection of Turner Investment Partners, Inc. ("Turner") as investment adviser for the Funds, and approved the Investment Advisory Agreement between the Trust, on behalf of the Funds and Turner, and

2) the selection of the current investment adviser, Clover Capital Management, Inc. ("Clover Capital") as investment sub-adviser to the Funds, and approved the Investment Sub-Advisory Agreement between Turner and Clover Capital.

In connection with this change, the Funds changed their names, effective May 1, 2001, as follows: the Clover Small Cap Value Fund is now the Turner Small Cap Value Fund, the Clover Equity Value Fund is now the Turner Midcap Value Fund, the Clover Max Cap Value Fund is now the Turner Large Cap Value Fund, and the Clover Fixed Income Fund is now the Turner Core Plus Fixed Income Fund.


76 | TURNER FUNDS 2001 SEMIANNUAL REPORT

--------------------------------------------------
Richard A. Hocker
Chief Investment Officer and Senior Vice President
Penn Capital Management Co., Inc.



--------------------------------------------------
Michael E. Jones
Senior Vice President, Investment Adviser, and Portfolio Manager
Clover Capital Management, Inc.



--------------------------------------------------
Alfred C. Salvato
Treasurer
Thomas Jefferson University Health Care Pension Fund



--------------------------------------------------
Janet F. Sansone
Retired, Corporate Vice President, Human Resources
Frontier Corporation



--------------------------------------------------
Robert E. Turner
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.



--------------------------------------------------
Dr. John T. Wholihan
Professor and Dean, College of Business
Loyola Marymount University

--------------------------------------------------
Investment adviser
Turner Investment Partners, Inc.
Berwyn, Pennsylvania



--------------------------------------------------
Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania



--------------------------------------------------
Administrator
SEI Investments Mutual Funds Services
Oaks, Pennsylvania



--------------------------------------------------
Legal counsel
Morgan, Lewis & Bockius LLP
Philadelphia, Pennsylvania



--------------------------------------------------
Independent auditors
Ernst & Young LLP
Philadelphia, Pennsylvania


This report was prepared for shareholders of the Turner Funds, Portfolios of the TIP Funds. It may be distributed to others only if preceded or accompanied by a Turner Funds' Prospectus, which contains detailed information. All Turner Funds are offered by prospectus only.